UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: April 30, 2015

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund

Cornerstone Advisors Global Public Equity Fund

Cornerstone Advisors Income Opportunities Fund

Cornerstone Advisors Public Alternatives Fund

Cornerstone Advisors Real Assets Fund

Semi-Annual Report	April 30, 2015

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2015
(unaudited)

TABLE OF CONTENTS
Schedules of Investments	1

The Cornerstone Advisors Funds files their complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-888-762-1442; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2015
(unaudited)

Sector Weightings †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.2%
	Shares	Value

ARGENTINA — 0.0%
Banco Macro ADR	2,375	$131,219
Ternium ADR	13,966	296,079

		427,298

AUSTRALIA — 1.6%
Abacus Property Group ‡	45,505	106,018
Adelaide Brighton	18,475	65,817
AGL Energy	25,944	311,242
Amcor	49,284	524,684
APA Group	28,437	215,069
Aristocrat Leisure	3,666	23,962
Asciano	10,297	53,502
ASX	3,239	107,589
Aurizon Holdings	105,674	403,427
Australia & New Zealand Banking Group	5,305	141,951
Beach Energy	76,157	66,429
BHP Billiton	17,576	448,828
Brambles	20,717	176,585
Caltex Australia	4,882	136,159
carsales.com	11,846	88,494
Coca-Cola Amatil	7,483	60,581
Commonwealth Bank of Australia	3,839	268,719
Computershare	5,353	51,926
Crown Resorts	20,790	212,886
CSG *	26,794	33,760
CSL	11,966	857,765
Domino’s Pizza Enterprises	29,468	848,112
DUET Group	49,320	98,539

COMMON STOCK — continued
	Shares	Value

AUSTRALIA — continued
DuluxGroup	22,574	$112,592
Echo Entertainment Group	158,053	564,339
Fortescue Metals Group	23,148	39,104
GUD Holdings	3,733	23,327
Harvey Norman Holdings	41,878	145,234
Iress	11,306	92,721
iSentia Group	11,455	32,275
JB Hi-Fi	4,199	64,862
Lend Lease Group	49,100	620,394
Mineral Resources	264,254	1,343,433
Myer Holdings	5,167	5,645
National Australia Bank	8,136	235,582
Newcrest Mining *	4,891	54,826
Oil Search	25,648	162,829
Orica	3,708	58,763
Origin Energy	20,921	209,120
Orora	59,340	103,244
Pacific Brands *	29,197	9,985
Qantas Airways *	383,944	1,026,262
Ramsay Health Care	4,029	198,615
Rio Tinto	6,377	287,459
Scentre Group ‡	7,319	21,559
Seek	3,445	44,064
Southern Cross Media Group	57,479	48,463
Spark Infrastructure Group	77,076	118,527
STW Communications Group	46,449	23,591
Suncorp Group	6,044	62,503
Sydney Airport	15,955	67,778
Tabcorp Holdings	19,931	76,569
Tatts Group	73,175	233,095
Technology One	7,752	23,801
Telstra	153,923	756,642
Ten Network Holdings *	70,067	11,337
TPG Telecom	23,833	167,208
Transurban Group	29,250	228,680
Treasury Wine Estates	17,023	74,659
UGL	9,155	12,579
Village Roadshow	2,406	10,676
Wesfarmers	7,986	275,272
Westfield ‡	5,874	43,672
Westpac Banking	7,460	214,331
Woodside Petroleum	14,132	389,722
Woolworths	24,576	570,598
WorleyParsons	6,036	54,232

		14,222,213

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

AUSTRIA — 0.3%
ams	9,213	$500,887
ANDRITZ	2,357	137,995
BUWOG	1,109	22,423
Conwert Immobilien Invest	8,493	107,369
Erste Group Bank	17,439	492,367
Immobilien Anlagen	7,359	133,551
OMV	16,124	536,666
Raiffeisen Bank International	2,910	48,307
Schoeller-Bleckmann Oilfield Equipment	1,010	71,202
Verbund	8,329	140,928
Voestalpine	2,972	124,432

		2,316,127

BELGIUM — 0.3%
Anheuser-Busch InBev	5,671	690,436
Belgacom	6,648	247,604
Cofinimmo ‡	1	110
Colruyt	338	15,975
Delhaize Group	4,259	342,851
Groupe Bruxelles Lambert	4,211	369,650
Solvay	2,184	321,584
Telenet Group Holding *	1,606	96,513
UCB	6,560	472,536

		2,557,259

BERMUDA — 0.1%
Signet Jewelers	3,379	453,225
Silverlake Axis	39,000	37,432

		490,657

BRAZIL — 1.1%
Aliansce Shopping Centers	6,800	38,210
Ambev ADR	45,349	287,059
Arezzo Industria e Comercio	5,300	43,097
Arteris	17,400	46,201
B2W Cia Digital *	5,100	45,957
Banco Bradesco ADR	18,250	195,093
Banco do Brasil	42,800	372,038
BB Seguridade Participacoes	121,510	1,401,038
BM&FBovespa	11,666	47,819
BR Malls Participacoes	1,100	5,995
Braskem ADR	3,810	31,623
BRF	13,908	298,152
CCR	28,100	154,352
Centrais Eletricas Brasileiras	10,900	26,337

COMMON STOCK — continued
	Shares	Value

BRAZIL (continued)
Cia de Saneamento Basico do Estado de Sao Paulo	4,400	$25,994
Cia de Saneamento de Minas Gerais	5,700	34,772
Cia Energetica de Minas Gerais ADR	12,405	61,033
Cia Hering	5,800	34,265
Cia Paranaense de Energia ADR	15,850	173,399
Cielo	42,576	585,730
Cosan	14,800	105,218
Cosan Industria e Comercio	11,200	107,950
CPFL Energia	13,106	85,126
CSU Cardsystem	14,100	13,618
Duratex	12,400	35,023
EcoRodovias Infraestrutura e Logistica	18,700	55,052
Embraer	20,500	160,029
Equatorial Energia	9,400	98,993
Estacio Participacoes	5,900	34,993
Eternit	17,800	18,905
Even Construtora e Incorporadora	21,000	33,874
Fibria Celulose *	30,100	423,585
Fleury	8,100	44,869
Gerdau ADR	130,000	436,800
Grendene	5,900	34,837
Industrias Romi	43,400	34,571
Itau Unibanco Holding ADR	73,425	941,308
JBS	61,000	310,978
Kepler Weber	600	6,305
Kroton Educacional	27,616	101,374
Light	6,400	36,493
Localiza Rent a Car	10,200	119,572
Lojas Renner	1,200	41,907
Magazine Luiza	26,400	43,811
Marfrig Global Foods *	8,400	11,431
MRV Engenharia e Participacoes	7,800	21,099
Multiplan Empreendimentos Imobiliarios	20,339	354,402
Multiplus	2,500	27,548
Natura Cosmeticos	4,200	39,464
Odontoprev	16,200	56,833
PDG Realty Empreendimentos e Participacoes *	109,700	18,933
Petroleo Brasileiro ADR *	14,288	135,736
Qualicorp *	10,429	84,146
Raia Drogasil	19,187	216,709
Souza Cruz	6,900	60,917

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

BRAZIL (continued)
Telefonica Brasil ADR	1,618	$26,567
Tereos Internacional	14,700	4,830
Tim Participacoes	71,400	228,683
Tractebel Energia	10,300	120,847
Tupy	5,900	33,133
Ultrapar Participacoes	13,000	297,585
Vale ADR, Cl B	58,230	447,206
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	7,166	111,428
Via Varejo	4,700	29,202
WEG	1,800	9,630

		9,569,684

CANADA — 3.2%
Agnico Eagle Mines	314	9,505
Agrium	1,176	121,840
Air Canada, Cl B *	112,600	1,075,136
Algonquin Power & Utilities	9,100	74,143
Alimentation Couche-Tard, Cl B	7,513	287,568
Allied Properties ‡	3,039	100,754
Bank of Montreal	1,400	91,461
Bank of Nova Scotia	1,600	88,229
Bankers Petroleum *	359,100	1,068,520
Barrick Gold	14,335	186,301
BCE	1,715	75,608
Bellatrix Exploration *	48,784	153,246
BlackBerry *	12,177	123,637
Bonterra Energy	2,637	84,301
Brookfield Asset Management, Cl A	2,700	145,395
Brookfield Property Partners (A)	2,589	59,827
Cameco	24,900	437,742
Canadian Imperial Bank of Commerce	3,500	281,044
Canadian National Railway	6,087	393,019
Canadian Natural Resources	244	8,108
Canadian Pacific Railway	9,817	1,871,699
Canfor *	552	10,939
Capital Power	5,173	106,547
Catamaran *	3,034	180,154
CCL Industries, Cl B	4,053	465,969
Celestica *	45,400	554,283
Cenovus Energy	3,333	62,792
CGI Group, Cl A *	4,844	203,878
China Gold International Resources *	9,434	15,795

COMMON STOCK — continued
	Shares	Value

CANADA (continued)
CI Financial	7,500	$220,431
Cogeco Cable	1,155	66,160
Concordia Healthcare	44,580	3,125,958
Constellation Software	500	196,022
DH	2,100	73,591
Domtar	4,000	172,880
Eldorado Gold	10,651	53,056
Element Financial *	37,000	530,543
Empire	1,123	81,137
Enbridge	3,400	177,707
Fairfax Financial Holdings	200	109,242
FirstService	4,439	290,586
Fortis	8,000	260,390
Freehold Royalties	2,843	41,991
Gibson Energy	8,006	184,606
Goldcorp	3,294	62,003
Gran Tierra Energy *	43,600	162,192
Husky Energy	3,394	75,897
IGM Financial	4,506	170,418
Imperial Oil	8,879	391,368
Kinross Gold *	2,537	6,161
Laurentian Bank of Canada	2,226	89,096
Linamar	4,702	279,275
Loblaw	1,249	63,490
lululemon athletica *	38,063	2,422,329
MacDonald Dettwiler & Associates	1,486	117,969
Manulife Financial	10,800	196,575
Maple Leaf Foods	2,200	42,213
Metro, Cl A	3,600	104,076
Mullen Group	5,580	96,754
National Bank of Canada	2,640	106,672
Northland Power	5,100	72,917
Open Text	2,718	137,330
Parkland Fuel	5,723	124,943
Pason Systems	7,833	141,014
Pembina Pipeline	10,200	354,992
Potash Corp of Saskatchewan	2,297	75,012
Progressive Waste Solutions	10,236	295,839
Quebecor, Cl B	5,400	148,506
Restaurant Brands International	2,875	117,311
Ritchie Bros Auctioneers	1,600	40,487
Rogers Communications, Cl B	12,022	429,464
Royal Bank of Canada	1,600	106,238
Saputo	3,700	109,635

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

CANADA (continued)
Shaw Communications, Cl B	38,155	$872,205
Silver Wheaton	469	9,252
SNC-Lavalin Group	1,912	68,937
Sun Life Financial	4,300	137,607
Suncor Energy	2,743	89,327
Thomson Reuters	3,000	123,257
TransCanada	13,272	616,023
Valeant Pharmaceuticals International *	25,750	5,585,545
Yamana Gold	1,335	5,101

		27,969,170

CHILE — 0.2%
Aguas Andinas, Cl A	13,860	8,198
Banco Santander Chile ADR	15,488	337,793
Besalco *	47,205	24,619
CAP	13,755	49,092
Cencosud	2,850	7,384
Clinica LAS Condes	1,575	95,275
Colbun	46,100	13,947
Corpbanca	12,254,200	138,800
Empresa Nacional de Electricidad	41,900	64,551
Empresas COPEC	12,378	142,087
Enersis	165,810	57,920
ENTEL Chile	7,770	87,877
Latam Airlines Group *	10,420	99,718
SACI Falabella	15,645	122,039
Sociedad Quimica y Minera de Chile ADR	3,744	81,769
SONDA	33,570	79,297
Vina Concha y Toro	58,530	119,357

		1,529,723

CHINA — 3.8%
361 Degrees International	90,000	34,757
Agricultural Bank of China, Cl H	532,000	299,506
Air China, Cl H	119,836	144,536
Alibaba Group Holding ADR *	32,958	2,679,156
Anhui Conch Cement, Cl H	56,500	228,444
Anton Oilfield Services Group	138,000	33,296
AviChina Industry & Technology, Cl H	139,443	157,982
Baidu ADR *	5,744	1,150,408
Bank of China, Cl H	1,511,000	1,035,342
Bank of Communications, Cl H	355,000	363,897
BBMG, Cl H	14,500	17,946

COMMON STOCK — continued
	Shares	Value

CHINA (continued)
China Cinda Asset Management, Cl H *	113,000	$67,058
China Coal Energy, Cl H	52,000	34,181
China Communications Construction, Cl H	206,000	374,684
China Communications Services, Cl H	1,014,000	571,436
China Construction Bank, Cl H	1,699,176	1,649,449
China Datang Renewable Power, Cl H	136,000	22,573
China Eastern Airlines, Cl H *	582,000	449,409
China King-Highway Holdings *	43,702	236,447
China Life Insurance, Cl H	44,000	213,545
China Medical System Holdings	326,263	575,774
China Merchants Bank, Cl H	123,075	369,427
China Merchants Holdings International	12,000	54,440
China Mobile	204,680	2,923,503
China National Building Material, Cl H	204,000	247,440
China Petroleum & Chemical, Cl H	134,000	126,465
China Railway Construction, Cl H	83,000	165,729
China Railway Group, Cl H	436,000	611,862
China Shineway Pharmaceutical Group	340,000	578,083
China Shipping Container Lines, Cl H *	42,000	23,686
China Shipping Development, Cl H	24,000	20,078
China Southern Airlines, Cl H	320,000	314,469
China Telecom, Cl H	1,325,366	981,842
China Unicom Hong Kong	230,000	431,970
Chongqing Rural Commercial Bank, Cl H	835,000	744,830
CSR	14,000	26,989
Ctrip.com International ADR *	12,486	795,108
Datang International Power Generation, Cl H	10,000	5,850
Dongfeng Motor Group, Cl H	12,000	19,936
Dongyue Group	22,000	9,346
ENN Energy Holdings	10,000	71,974
Evergrande Real Estate Group	177,000	167,370
Fosun International	77,500	193,166
Golden Eagle Retail Group	8,000	11,981
Great Wall Motor, Cl H	12,500	94,845
Guangdong Electric Power Development, Cl B	17,309	17,509

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

CHINA (continued)
Hengan International Group	91,325	$1,126,670
Huadian Power International, Cl H	232,000	256,862
Huaneng Power International, Cl H	140,000	198,550
Industrial & Commercial Bank of China, Cl H	822,000	713,053
Inner Mongolia Yitai Coal, Cl B	100	152
Intime Retail Group	10,500	11,740
Jiangxi Copper, Cl H	32,000	66,038
Kingsoft	18,000	70,368
KWG Property Holding	375,937	379,845
Metallurgical Corp of China, Cl H	546,000	322,211
New Oriental Education & Technology Group ADR *	779	19,935
PetroChina, Cl H	178,000	229,578
PICC Property & Casualty, Cl H	179,081	396,760
Ping An Insurance Group of China, Cl H	24,895	356,029
Shandong Weigao Group Medical Polymer, Cl H	84,000	77,630
Shimao Property Holdings	5,500	12,949
Sihuan Pharmaceutical Holdings Group	122,000	55,534
Sino-Ocean Land Holdings	328,499	273,277
Sinopec Shanghai Petrochemical, Cl H	42,000	25,375
Sinopharm Group, Cl H	517,979	2,460,297
Sinotrans, Cl H	34,000	26,021
Sinotruk Hong Kong	74,500	53,136
Stella International Holdings	39,000	105,438
Tencent Holdings	235,182	4,853,893
Uni-President China Holdings	1,000	809
Vipshop Holdings ADR *	9,716	274,866
Want Want China Holdings	116,000	127,243
WuXi PharmaTech Cayman ADR *	700	30,219
Yanzhou Coal Mining, Cl H	64,000	63,997
Zhuzhou CSR Times Electric, Cl H	51,265	435,911
Zijin Mining Group, Cl H	354,000	136,566

		32,508,676

DENMARK — 0.7%
AP Moeller - Maersk, Cl B	165	327,456
Carlsberg, Cl B	1,447	131,921
Coloplast, Cl B	12,895	1,052,543
Danske Bank	29,516	837,094
Genmab *	3,333	256,645
Novo Nordisk, Cl B	16,093	903,472

COMMON STOCK — continued
	Shares	Value

DENMARK (continued)
Novo Nordisk ADR	23,049	$1,296,967
Novozymes, Cl B	2,620	120,878
Pandora	1,327	137,161
TDC	23,457	178,588
Tryg	3,316	360,099
William Demant Holding *	1,852	152,353

		5,755,177

EGYPT — 0.0%
Commercial International Bank Egypt SAE	35,943	260,137

FINLAND — 0.3%
Elisa	2,779	85,135
Fortum	15,044	297,080
Kesko, Cl B	2,659	108,644
Kone, Cl B	11,268	484,768
Neste Oil	2,700	73,435
Nokia	27,795	187,545
Nokian Renkaat	2,398	77,926
Orion, Cl B	2,384	77,955
Outokumpu *	21,711	130,997
Sampo, Cl A	13,490	653,649
Stora Enso, Cl R	14,793	155,671
Tikkurila	129	2,657
UPM-Kymmene	8,263	149,515

		2,484,977

FRANCE — 3.0%
Accor	2,340	128,314
Air Liquide	5,149	673,389
Airbus Group	6,293	436,119
Alcatel-Lucent *	65,433	227,184
Alten	2,681	130,867
AXA	28,701	725,730
BNP Paribas	3,996	252,353
Capital Gemini	12,515	1,115,032
Carrefour	5,089	175,464
Casino Guichard Perrachon	1,325	117,167
Christian Dior	923	180,448
Cie Generale des Etablissements Michelin	1,028	114,638
Credit Agricole	11,411	177,537
Danone	31,786	2,300,106
Dassault Systemes	6,242	480,986
Electricite de France	7,949	202,262

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

FRANCE (continued)
Eramet	535	$44,010
Essilor International	1,812	220,756
Eurofins Scientific	48	13,521
Eutelsat Communications	291	10,145
GDF Suez	26,615	541,520
Hermes International	3,185	1,201,158
Iliad	6,553	1,547,764
Imerys	1,584	120,563
Ingenico	4,004	502,393
JCDecaux	6,038	238,526
Kering	11,530	2,132,323
Lagardere	3,023	97,041
L’Oreal	1,373	262,025
LVMH Moet Hennessy Louis Vuitton	3,172	554,677
Natixis	26,395	218,484
Numericable-SFR *	57,603	3,201,963
Orange	37,199	612,718
Orpea	751	49,470
Pernod Ricard	1,820	226,197
Rallye	2,346	87,639
Renault	7,912	832,483
Rubis	643	43,688
Safran	28,922	2,113,256
Sanofi	7,076	720,270
SEB	2,500	231,509
Societe Generale	1,634	81,691
Sodexo	3,479	352,041
Technip	418	28,496
Teleperformance	4,110	308,514
Total	16,231	878,909
Unibail-Rodamco ‡	372	102,713
Vicat	814	58,695
Virbac	1	261
Vivendi	21,253	532,786

		25,605,801

GERMANY — 2.2%
Aareal Bank	8,109	348,782
adidas	2,514	205,987
Allianz	6,095	1,037,460
Aurelius	9,679	464,107
BASF	9,917	985,236
Bayer	5,413	779,108
Bayerische Motoren Werke	11,664	1,375,941
Beiersdorf	3,081	268,003

COMMON STOCK — continued
	Shares	Value

GERMANY (continued)
Commerzbank *	34,255	$462,131
Continental	299	70,072
Daimler	30,070	2,891,136
Deutsche Bank	2,734	87,438
Deutsche Boerse	2,034	168,545
Deutsche Post	3,793	124,897
Deutsche Telekom	55,546	1,020,973
Deutsche Wohnen	11,075	290,494
Dialog Semiconductor *	9,305	419,553
Drillisch	6,320	290,652
Duerr	1,543	157,938
E.ON	42,788	666,125
Freenet	22,006	712,779
Fresenius & KGaA	9,444	561,852
Fresenius Medical Care & KGaA	1,085	91,185
Gerry Weber International	2,262	73,935
Hannover Rueck	506	51,436
HOCHTIEF	1,701	131,431
Infineon Technologies	16,530	194,339
Kabel Deutschland Holding	70	9,381
Krones	2,585	285,284
KUKA	1,756	124,749
KWS Saat	211	63,744
Linde	48	9,379
Merk	2,170	233,937
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	755	147,374
OSRAM Licht	721	37,985
ProSiebenSat.1 Media	654	33,437
Rheinmetall	10,100	517,099
RWE	8,825	219,297
SAP	9,870	745,828
Siemens	4,385	477,009
STADA Arzneimittel	11,800	431,631
Stroeer Media	8,130	300,585
Suedzucker	6,088	91,759
Wacker Chemie	1,221	151,439
Wirecard	19,508	856,776
Zalando * (B)	8,782	268,906

		18,937,134

GREECE — 0.2%
Alpha Bank AE *	47,962	16,806
Diana Shipping *	10,900	68,125
Eurobank Ergasias *	854,186	130,033

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

GREECE (continued)
FF Group	1,514	$45,653
GEK Terna Holding Real Estate Construction	7,794	15,497
Grivalia Properties REIC ‡	3,869	30,750
Hellenic Exchanges Holdings	9,932	64,683
Hellenic Petroleum	4,503	22,455
Hellenic Telecommunications Organization	18,966	172,400
Intralot -Integrated Lottery Systems & Services *	13,695	25,064
JUMBO	2,313	23,868
Marfin Investment Group Holdings *	17,561	3,009
Metka	2,405	22,431
Motor Oil Hellas Corinth Refineries	7,664	67,110
Navios Maritime Acquisition	13,000	49,530
Navios Maritime Holdings	7,200	27,288
OPAP	9,095	81,368
Public Power	20,958	140,973
StealthGas *	26,007	171,906
Titan Cement	8,085	203,915

		1,382,864

HONG KONG — 1.7%
AIA Group	253,754	1,687,586
Alibaba Pictures Group *	100,000	49,189
APT Satellite Holdings	324,000	507,087
ASM Pacific Technology	10,100	112,729
Beijing Enterprises Water Group	358,924	309,551
Beijing Jingneng Clean Energy, Cl H	26,000	12,852
Belle International Holdings	49,000	62,890
Brilliance China Automotive Holdings	6,000	11,261
Cafe de Coral Holdings	16,000	59,992
China Agri-Industries Holdings	24,000	13,705
China Aircraft Leasing Group Holdings *	37,170	65,031
China Cinda Asset Management, Cl H *	237,000	140,465
China Everbright International	175,811	327,844
China Foods	2,000	1,498
China Gas Holdings	92,000	162,550
China Mengniu Dairy	59,000	298,785
China Minsheng Banking, Cl H	11,400	16,646
China Modern Dairy Holdings *	31,000	12,612
China Oil & Gas Group	60,000	8,422

COMMON STOCK — continued
	Shares	Value

HONG KONG (continued)
China Overseas Land & Investment	36,000	$149,954
China Power New Energy Development *	160,000	15,824
China Resources Cement Holdings	14,000	8,898
China Resources Gas Group	8,000	27,783
China Singyes Solar Technologies Holdings	103,000	168,676
China State Construction International Holdings	4,000	7,709
CITIC	52,000	104,025
CK Hutchison Holdings	9,000	195,230
CLP Holdings	35,500	310,757
CT Environmental Group	296,098	414,832
Galaxy Entertainment Group	226,070	1,086,465
Global Brands Group Holding *	76,000	15,546
Guangzhou Automobile Group, Cl H	10,000	10,856
Haier Electronics Group	79,329	228,200
Hang Seng Bank	21,700	422,756
HKT Trust & HKT	50,000	66,845
Honbridge Holdings *	60,000	20,669
Hong Kong & China Gas	232,980	554,960
Hong Kong Exchanges and Clearing	2,700	102,925
Hongkong Land Holdings	8,000	64,800
Hopewell Highway Infrastructure	3,000	1,492
Hopewell Holdings	60,000	230,753
Huabao International Holdings	791,000	888,486
Hutchison Whampoa	25,000	367,543
Hysan Development	19,000	87,792
Jardine Matheson Holdings	800	49,426
Jardine Strategic Holdings	500	17,159
Johnson Electric Holdings	125	464
Kingboard Chemical Holdings	51,500	93,730
Kunlun Energy	564,305	669,915
Lenovo Group	122,707	211,003
Li & Fung	76,000	77,404
MMG	48,000	20,612
MTR	53,500	262,937
New China Life Insurance, Cl H	16,900	104,580
NewOcean Energy Holdings	36,000	20,046
Nexteer Automotive Group	169,291	190,809
Noble Group	117,000	76,192
Orient Overseas International	1,500	9,206
PAX Global Technology *	148,068	215,113
PCCW	174,000	115,842

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

HONG KONG (continued)
People’s Insurance Group of China, Cl H	492,000	$340,669
Power Assets Holdings	44,500	449,155
Sands China	21,600	88,050
Shanghai Industrial Holdings	3,000	11,961
Shangri-La Asia	36,000	54,600
Shenzhen International Holdings	8,500	15,977
Shougang Fushan Resources Group	40,000	10,268
Sino Biopharmaceutical	262,769	299,998
Sino Oil And Gas Holdings *	335,000	9,708
Skyworth Digital Holdings	22,000	19,599
SmarTone Telecommunications Holdings	28,500	51,931
Sun Hung Kai Properties	8,000	132,868
Sunny Optical Technology Group	71,000	157,997
Superb Summit International Group *	75,000	7,064
Techtronic Industries	40,500	143,325
Tianneng Power International	520,000	254,817
Tonly Electronics Holdings	800	691
Towngas China	83,000	89,010
VTech Holdings	9,000	125,155
West China Cement	406,000	69,378
Wharf Holdings	13,000	93,667
Wynn Macau	26,400	53,438
Xiamen International Port, Cl H	226,000	124,647
Xinyi Solar Holdings	485,555	169,768

		14,322,650

INDIA — 0.6%
Adani Ports & Special Economic Zone	39,154	195,421
Asian Paints	13,130	157,476
Bharat Petroleum	16,266	195,585
Bharti Infratel	32,260	203,825
Colgate-Palmolive India	5,720	178,862
Emami	7,322	107,134
HDFC Bank ADR	8,908	506,331
HEG	4,393	14,762
Infosys ADR	26,672	826,298
Larsen & Toubro	8,870	227,189
Lupin	5,545	154,527
Sanghvi Movers *	5,722	27,336
Sun Pharmaceutical Industries	9,581	141,412
Tata Consultancy Services	7,110	275,792

COMMON STOCK — continued
	Shares	Value

INDIA (continued)
Tata Motors ADR	43,886	$1,807,664
United Spirits *	2,168	113,592
Wipro ADR	3,172	36,383

		5,169,589

INDONESIA — 0.3%
Adaro Energy	850,500	57,265
Agung Podomoro Land	2,798,300	89,924
Asahimas Flat Glass	31,900	16,923
Astra Agro Lestari	10,500	16,421
Astra Graphia	171,500	29,372
Astra International	163,000	85,776
Bank Central Asia	290,000	300,268
Bank Negara Indonesia Persero	297,500	146,821
Bank Rakyat Indonesia Persero	699,548	624,557
Elnusa	567,200	25,892
Energi Mega Persada *	14,621,400	89,993
Global Mediacom	145,000	17,309
Gudang Garam	17,000	65,337
Indocement Tunggal Prakarsa	25,500	41,180
Jasa Marga Persero	88,500	42,163
Kalbe Farma	334,200	46,202
Matahari Department Store	125,135	168,295
Metrodata Electronics	243,800	13,523
Mitrabahtera Segara Sejati	115,200	8,392
Pakuwon Jati	2,905,500	97,826
Perusahaan Gas Negara Persero	20,500	6,462
Petrosea	162,400	8,645
Sampoerna Agro	89,600	12,504
Samudera Indonesia	15,400	12,445
Tambang Batubara Bukit Asam Persero	25,500	18,334
Telekomunikasi Indonesia Persero	3,321,964	668,118
Tower Bersama Infrastructure	128,500	83,990
Unilever Indonesia	2,500	8,198
United Tractors	113,200	186,133

		2,988,268

IRELAND — 1.1%
Accenture PLC, Cl A	7,352	681,163
Actavis *	15,974	4,518,406
Bank of Ireland *	170,665	65,975
C&C Group PLC	940	3,809
CRH PLC	8,173	229,642
Experian	6,493	115,966

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

IRELAND (continued)
Fleetmatics Group *	399	$18,186
Fly Leasing ADR	973	14,371
Glanbia	11,618	215,317
Grafton Group	13,959	176,157
Greencore Group	94,312	511,644
Icon PLC *	2,894	186,200
Kerry Group, Cl A	6,378	469,118
Kingspan Group	7,848	156,354
Mallinckrodt *	4,700	531,946
Seagate Technology	11,700	687,024
Trinity Biotech PLC ADR	14,452	242,360
Tyco International	16,250	639,925
Weatherford International *	24,750	360,112

		9,823,675

ISRAEL — 0.3%
Attunity *	23,015	260,070
Bank Hapoalim	56,010	280,160
Bank Leumi Le-Israel *	64,680	251,388
Bezeq The Israeli Telecommunication	52,716	99,846
Check Point Software Technologies *	400	33,392
Delek Group	540	150,649
Elbit Systems	4,350	344,228
Israel Chemicals	4,302	30,100
Israel Discount Bank, Cl A *	155,058	272,393
Kenon Holdings *	7	152
Mizrahi Tefahot Bank *	11,110	124,265
Paz Oil	1	153
Teva Pharmaceutical Industries	3,971	241,295
Teva Pharmaceutical Industries ADR	517	31,237
The Israel Corporation	1	368
Tower Semiconductor *	49,789	738,174

		2,857,870

ITALY — 1.4%
Assicurazioni Generali	11,532	225,326
Atlantia	13,217	371,728
Banca Popolare di Milano Scarl	373,025	384,375
Brembo	13,460	538,436
Buzzi Unicem	10,892	175,308
CNH Industrial	312,936	2,749,516
Davide Campari-Milano	12,266	94,863
De’ Longhi	5,901	133,093
DiaSorin	1,323	60,399

COMMON STOCK — continued
	Shares	Value

ITALY (continued)
Ei Towers *	938	$56,980
Enel	164,453	779,499
Eni	28,735	551,306
ERG	4,679	67,407
EXOR	3,879	178,954
Finmeccanica	4,519	57,658
Industria Macchine Automatiche	5,896	300,202
Intesa Sanpaolo	465,532	1,563,958
Luxottica Group	2,698	177,682
Mediobanca	21,555	209,247
Moncler	17,025	303,182
Pfeiffer Vacuum Technology	714	66,539
Pirelli & C.	16,341	282,731
Prada	8,800	47,776
Prysmian	3,775	76,984
Recordati	7,850	156,418
Snam	69,564	362,369
Sorin *	15,940	50,173
Telecom Italia	543,248	641,179
Terna Rete Elettrica Nazionale	74,168	349,654
UniCredit	13,234	94,996
Unione di Banche Italiane SCpA	59,383	471,346
Unipol Gruppo Finanziario	77,745	407,865

		11,987,149

JAPAN — 4.7%
Aeon	9,200	114,456
Aica Kogyo	3,700	84,976
Ain Pharmaciez	6,100	215,212
Air Water	8,000	142,083
Aisin Seiki	100	4,573
Alfresa Holdings	6,000	89,920
Alps Electric	32,358	803,786
Amada Holdings	8,000	80,730
ANA Holdings	28,000	77,413
Asahi Group Holdings	2,000	64,314
Astellas Pharma	90,800	1,413,820
Bank of Kyoto	2,000	21,803
Bank of Yokohama	14,000	88,852
Bridgestone	21,600	904,688
Brother Industries	5,900	93,872
Calbee	4,000	162,859
Canon	4,100	146,184
Central Japan Railway	700	125,024
Chubu Electric Power	17,300	229,305

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

JAPAN (continued)
Chugai Pharmaceutical	5,300	$161,182
Citizen Holdings	2,800	22,158
Cocokara fine	100	3,051
Cosmo Oil	7,000	10,378
Credit Saison	600	11,346
CyberAgent	3,034	145,998
Dai Nippon Printing	8,000	82,645
Daicel	12,000	144,673
Daihatsu Motor	1,000	14,485
Daikin Industries	200	13,474
Daiwa Securities Group	276,000	2,289,645
Dip	4,015	252,549
Disco	1,500	136,601
East Japan Railway	1,500	132,581
Electric Power Development	3,000	100,708
Fancl	7,300	94,915
Fast Retailing	100	39,388
FP	2,000	71,754
Frontier Real Estate Investment ‡	9	44,009
FUJIFILM Holdings	24,100	907,775
Fujitsu	2,000	13,257
Hamamatsu Photonics	15,200	443,360
Haseko	42,000	414,720
Heiwa	15,100	314,828
Hino Motors	40,700	530,963
Hirose Electric	840	118,275
Hiroshima Bank	22,000	128,498
Hitachi	16,000	109,167
Hitachi Chemical	4,100	79,359
Hitachi Construction Machinery	100	1,775
Hitachi Koki	5,800	47,701
Hokkoku Bank	1,000	3,622
Hokuetsu Kishu Paper	22,000	119,671
Honda Motor	4,100	137,454
Hoshizaki Electric	7,634	449,123
House Foods Group	6,400	130,696
Hoya	3,700	142,601
Idemitsu Kosan	400	7,749
IHI	24,000	110,031
Isetan Mitsukoshi Holdings	11,200	181,213
Isuzu Motors	5,500	72,896
ITOCHU	11,300	139,138
Itoham Foods	19,000	102,637
Japan Exchange Group	1,500	43,338

COMMON STOCK — continued
	Shares	Value

JAPAN (continued)
Japan Tobacco	9,900	$345,717
Joyo Bank	1,000	5,470
JSR	2,800	47,761
JX Holdings	80,300	349,681
Kagoshima Bank	1,000	7,198
Kamigumi	7,000	70,085
Kanamoto	8,079	236,301
Kaneka	12,000	83,663
Kansai Electric Power	24,200	243,207
Kansai Paint	8,000	142,604
Kao	3,200	153,245
Kawasaki Heavy Industries	17,000	87,616
KDDI	42,000	993,818
Keio	15,000	115,854
Kewpie	7,000	170,790
Keyence	500	266,925
Kikkoman	6,000	171,113
Kintetsu Group Holdings	3,000	10,625
Kirin Holdings	7,000	92,653
Kissei Pharmaceutical	1,900	56,394
Kobayashi Pharmaceutical	1,900	133,131
Koito Manufacturing	3,000	104,977
Komatsu	11,200	225,334
Kose	4,100	267,373
Koyo Seiko	6,000	102,190
Kubota	7,000	109,557
Kumagai Gumi	48,587	155,205
Kuraray	8,600	116,295
Kyowa Hakko Kirin	7,000	102,471
Kyushu Electric Power	13,400	142,913
Leopalace21 *	100	577
M3	1,189	22,467
Mabuchi Motor	5,352	320,466
Makita	1,300	64,876
Marubeni	17,000	105,265
Mazda Motor	2,200	43,124
Medipal Holdings	3,300	45,020
Minebea	32,773	502,513
Miraca Holdings	2,200	110,681
MISUMI Group	7,330	275,081
Mitsubishi	9,600	207,136
Mitsubishi Chemical Holdings	8,500	52,923
Mitsubishi Electric	9,000	117,537
Mitsubishi Estate	6,000	141,224

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

JAPAN (continued)
Mitsubishi Gas Chemical	41,000	$229,099
Mitsubishi Heavy Industries	2,000	11,081
Mitsubishi Logistics	3,000	46,406
Mitsubishi Materials	16,000	57,600
Mitsubishi Motors	1,000	9,201
Mitsubishi Tanabe Pharma	6,100	103,792
Mitsubishi UFJ Financial Group	41,700	296,251
Mitsui	9,600	134,267
Mitsui Chemicals	4,000	13,224
Mitsui Fudosan	3,000	88,933
Mitsui OSK Lines	15,000	52,960
Miura	8,100	90,931
Mizuho Financial Group	355,800	678,255
MonotaRO	1,000	34,408
Murata Manufacturing	1,200	169,097
NGK Spark Plug	4,000	112,013
NH Foods	6,000	131,091
NHK Spring	100	1,145
Nifco	8,472	300,046
Nihon M&A Center	8,364	291,062
Nintendo	3,700	621,230
Nippon Shinyaku	8,000	267,469
Nippon Telegraph & Telephone	27,600	1,863,690
Nippon Yusen	29,000	91,162
Nipro	25,900	248,546
Nishi-Nippon City Bank	118,000	376,000
Nissan Motor	5,100	52,942
Nisshin Seifun Group	9,900	115,455
Nissin Foods Holdings	4,400	210,963
Nitori Holdings	2,100	161,509
Nitto Denko	1,800	115,354
NOF	23,000	176,949
NOK	4,400	138,272
Noritz	3,800	65,055
NS Solutions	5,300	177,823
NSK	8,000	124,943
NTT DOCOMO	26,700	472,924
Odakyu Electric Railway	12,000	120,750
Oji Holdings	2,000	8,895
Olympus *	15,385	554,014
Omron	100	4,592
Ono Pharmaceutical	1,000	108,379
Onward Holdings	8,000	53,803
Oracle Japan	1,900	86,738

COMMON STOCK — continued
	Shares	Value

JAPAN (continued)
ORIX	4,800	$73,816
Osaka Gas	21,000	89,127
Otsuka Holdings	300	9,469
Plenus	6,300	123,038
Rakuten	10,700	186,934
Resona Holdings	108,300	577,463
Rohm	1,500	104,047
Santen Pharmaceutical	10,000	132,371
Sanwa Holdings	31,679	239,093
Seven Bank	19,500	105,064
Sharp	7,000	15,084
Shimamura	500	49,837
Shimizu	61,281	440,723
Shin-Etsu Chemical	1,900	116,145
Shionogi	1,800	59,336
Shiseido	5,500	99,072
Showa Shell Sekiyu	8,600	82,958
SoftBank	600	37,506
Sony	4,500	136,043
St. Marc Holdings	3,000	100,905
Stanley Electric	500	11,219
Sumitomo	10,200	120,439
Sumitomo Chemical	27,000	151,847
Sumitomo Electric Industries	6,600	93,246
Sumitomo Heavy Industries	77,000	478,401
Sumitomo Metal Mining	1,000	14,657
Sumitomo Mitsui Financial Group	4,800	209,590
Sumitomo Mitsui Trust Holdings	19,000	83,637
Sumitomo Osaka Cement	33,000	107,479
Sumitomo Realty & Development	1,000	38,596
Sundrug	400	20,073
Suruga Bank	1,000	22,044
Suzuken	1,320	41,306
Sysmex	1,100	60,865
Taiheiyo Cement	2,000	6,303
Taisho Pharmaceutical Holdings	800	56,220
Takashimaya	10,000	93,325
Takeda Pharmaceutical	5,900	302,912
TechnoPro Holdings *	10,429	289,841
Terumo	100	2,568
THK	1,600	40,194
Toho Gas	19,000	115,046
Tokai Rika	27,400	669,454
Tokyo Electric Power *	100	408

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

JAPAN (continued)
Tokyo Electron	2,500	$137,031
Tokyo Gas	31,000	178,895
Tokyo Tatemono	1,000	7,250
Tokyu Fudosan Holdings	1,900	14,119
TonenGeneral Sekiyu	19,000	182,349
Topcon	11,790	306,620
Toray Industries	1,000	8,693
Toshiba	7,000	28,046
TOTO	1,000	14,147
Toyo Suisan Kaisha	2,000	69,981
Toyota Industries	2,300	130,259
Toyota Motor	29,200	2,032,587
Tsumura	17,900	419,456
Tsuruha Holdings	3,100	224,839
TV Asahi Holdings	40,600	749,162
Unicharm	10,800	271,838
USS	6,900	121,494
Wacoal Holdings	9,000	100,022
West Japan Railway	200	11,077
Yakult Honsha	800	50,312
Yamaguchi Financial Group	5,000	62,674
Yamaha	4,300	78,140
Yamaha Motor	2,200	51,771
Yokogawa Electric	100	1,171
Zenkoku Hosho	7,563	279,224

		40,911,490

JERSEY — 0.0%
Randgold Resources ADR	4,156	316,563

LUXEMBOURG — 0.0%
O’Key Group GDR	11,390	34,543

MALAYSIA — 0.5%
AirAsia	162,000	103,254
Alliance Financial Group	100	133
Allianz Malaysia	3,000	10,782
AMMB Holdings	116,400	211,404
Berjaya Sports Toto	79,302	72,540
Boustead Holdings	42,700	55,390
British American Tobacco Malaysia	6,100	114,509
CIMB Group Holdings	100	165
DiGi.Com	164,000	276,480
DRB-Hicom	7,800	4,111
Genting Malaysia	132,900	160,190

COMMON STOCK — continued
	Shares	Value

JERSEY (continued)
Genting Plantations	25,000	$69,563
George Kent Malaysia	83,400	28,267
Hong Leong Bank	100	395
Hua Yang	74,700	43,929
IHH Healthcare	160,367	266,565
IOI	104,000	126,623
IOI Properties Group	51,999	31,163
Kim Loong Resources	13,000	10,225
Malayan Banking	114,700	296,397
Malaysia Building Society	88,100	51,433
Malaysian Pacific Industries	69,000	128,584
Maxis	45,800	89,065
Mega First	11,200	7,687
OSK Property Holdings	54,000	29,248
Petronas Chemicals Group	136,400	224,283
Petronas Dagangan	8,300	49,889
Protasco	333,400	177,197
Public Bank	64,600	353,336
SapuraKencana Petroleum	134,600	100,228
SHL Consolidated	21,700	19,923
Sime Darby	24,900	63,267
Sunway	16,800	17,846
Syarikat Takaful Malaysia	5,200	21,345
Tenaga Nasional	124,800	502,288
UEM Edgenta	56,900	57,725
UMW Holdings	26,900	80,282
VS Industry	83,200	91,751
WTK Holdings	49,300	15,874

		3,963,336

MEXICO — 0.7%
Alfa, Cl A	208,000	422,318
Alsea *	148,082	444,960
America Movil, Ser L	124,137	130,109
America Movil ADR, Cl L	39,088	816,548
Arca Continental	13,200	80,971
Banregio Grupo Financiero *	22,965	131,725
Bio Pappel *	74,280	113,003
Cemex *	1	1
Cemex ADR *	48,367	465,293
El Puerto de Liverpool	8,400	92,596
Empresa ICA Sab de CV *	28,500	25,264
Fibra Uno Administracion ‡	15,900	39,651
Financiera Independencia SAB *	30,978	10,096
Fomento Economico Mexicano ADR	5,660	512,173

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

MEXICO (continued)
Genomma Lab Internacional, Cl B *	19,000	$22,316
Gruma, Cl B	3,277	39,477
Gruma ADR	1,304	62,905
Grupo Aeroportuario del Pacifico, Cl B	33,400	237,362
Grupo Aeroportuario del Pacifico ADR	891	63,306
Grupo Aeroportuario del Sureste, Cl B	4,600	65,081
Grupo Financiero Banorte, Cl O	89,956	510,290
Grupo Financiero Inbursa, Cl O	56,045	133,884
Grupo Financiero Santander Mexico, Cl B	32,400	65,995
Grupo Mexico	196,747	607,990
Grupo Televisa ADR *	10,536	383,616
Industrias Bachoco *	58,020	258,371
Industrias Bachoco ADR	3,379	181,756
Industrias Penoles	2,875	48,722
Infraestructura Energetica Nova	25,195	147,045
Inmobiliaria Vesta	107,900	202,550
OHL Mexico *	40,798	82,436
Wal-Mart de Mexico	18,200	42,825

		6,440,635

NETHERLANDS — 1.9%
Aalberts Industries	2,609	80,886
Aegon	81,985	646,855
Akzo Nobel	882	67,485
Arcadis	1,989	62,960
ASML Holding	4,978	535,698
ASML Holding, Cl G	29,709	3,180,051
BE Semiconductor Industries	7,821	223,074
Boskalis Westminster	2,556	132,811
Cimpress *	2,600	218,244
Core Laboratories	13,252	1,739,723
Euronext * (B)	5,792	243,153
Fugro	7,893	227,002
Gemalto	995	92,440
Heineken	4,470	352,138
ING Groep *	91,296	1,400,624
InterXion Holding *	78,720	2,397,024
James Hardie Industries	18,672	214,460
Koninklijke Ahold	16,315	316,089
Koninklijke DSM	5,876	335,112
Koninklijke KPN	117,411	435,332

COMMON STOCK — continued
	Shares	Value

NETHERLANDS (continued)
Koninklijke Philips Electronics	6,494	$186,016
Koninklijke Vopak	276	14,487
QIAGEN *	2,462	59,200
Reed Elsevier	16,403	395,599
Royal Dutch Shell, Cl A	41,423	1,306,070
Royal Dutch Shell, Cl B	16,533	529,314
TomTom *	30,112	267,237
Unilever	19,768	862,293
Wolters Kluwer	5,236	169,634
Yandex, Cl A *	4,700	90,428

		16,781,439

NEW ZEALAND — 0.2%
Air New Zealand	68,491	140,751
Argosy Property	45,226	39,151
Auckland International Airport	30,774	107,992
Contact Energy	9,672	41,885
Fisher & Paykel Healthcare	39,110	193,689
Fletcher Building	42,202	267,143
Genesis Energy	52,879	78,701
Kiwi Property Group ‡	31,160	30,750
SKY Network Television	19,025	91,135
SKYCITY Entertainment Group	33,207	106,374
Spark New Zealand	42,263	95,630
Xero *	6,685	100,972
Z Energy	11,908	43,738

		1,337,911

NORWAY — 0.4%
Akastor	7,026	13,710
Aker Solutions	7,026	42,773
Atea	10,036	111,960
DNB	5,961	105,898
DNO *	32,943	62,107
Fred Olsen Energy	9,700	87,165
Gjensidige Forsikring	8,858	154,099
Kongsberg Gruppen	4,384	94,204
Norsk Hydro	35,849	169,774
Opera Software	17,309	168,448
Orkla	29,498	231,638
Prosafe	67,000	238,286
Salmar	46,399	753,308
Schibsted	4,238	263,683
Seadrill	2,137	27,237
Statoil	22,778	482,902

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

NORWAY (continued)
Telenor	14,081	$318,022
Tomra Systems	6,440	62,649
Veidekke	9,557	117,405
XXL * (B)	3,997	42,334
Yara International	2,319	118,820

		3,666,422

PANAMA — 0.1%
Banco Latinoamericano de Comercio Exterior, Cl E	11,782	374,314
Copa Holdings, Cl A	3,200	354,848

		729,162

PERU — 0.0%
Credicorp	1,286	196,179

PHILIPPINES — 0.1%
Cebu Air	35,240	67,242
First Gen	31,100	19,576
GT Capital Holdings	7,924	223,266
Integrated Micro-Electronics	11,000	1,561
Lopez Holdings	1,340,500	260,093
Marcventures Holdings	132,000	12,586
Megaworld	329,506	39,064
Pepsi-Cola Products Philippines *	143,400	14,008
San Miguel	67,980	104,573
SM Prime Holdings	42,806	17,900
Top Frontier Investment Holdings *	8,250	18,383
Universal Robina	63,154	307,977

		1,086,229

POLAND — 0.4%
Asseco Poland	25,128	423,323
Bank Pekao	3,460	179,846
Bank Zachodni WBK	10	1,033
CCC	708	37,397
Ciech	4,441	72,330
Energa	5,574	38,641
Getin Noble Bank *	19,176	9,521
Impexmetal	21,898	20,106
KGHM Polska Miedz	5,110	179,170
Lentex	21,694	53,044
LLP S.A. *	27	57,348
Neuca *	201	16,132
Orange Polska	52,490	148,683
Pelion	86	2,055

COMMON STOCK — continued
	Shares	Value

POLAND (continued)
PGE Polska Grupa Energetyczna	173,964	$1,001,015
PKP Cargo	1,252	29,383
Polski Koncern Naftowy Orlen	19,589	372,026
Polskie Gornictwo Naftowe i Gazownictwo	230,832	416,354
Powszechny Zaklad Ubezpieczen	1,694	220,940
Rafako *	7,063	13,812
Tauron Polska Energia	22,263	29,776
Trakcja *	28,268	77,648
Zespol Elektrowni Patnow Adamow Konin	2,020	13,636

		3,413,219

PORTUGAL — 0.2%
Banco Comercial Portugues, Cl R *	1,912,918	190,491
Banco Espirito Santo *	66,989	75
CTT-Correios de Portugal	4,532	51,116
EDP - Energias de Portugal	68,697	274,679
Galp Energia SGPS	16,055	219,307
Jeronimo Martins SGPS	457	6,666
Mota-Engil SGPS	18,681	64,440
NOS SGPS	22,076	160,796
Portucel	27,780	135,911
Portugal Telecom	133,260	84,588
Sonae SGPS	98,935	137,563

		1,325,632

PUERTO RICO — 0.1%
OFG Bancorp	12,200	171,898
Triple-S Management, Cl B *	15,400	288,288

		460,186

RUSSIA — 0.6%
Cherkizovo Group GDR	1,153	10,953
Gazprom OAO ADR	15,940	93,392
Lenta GDR *	27,891	242,652
Lukoil OAO ADR	16,968	868,961
Magnit PJSC GDR	3,050	167,331
Mail.ru Group GDR *	14,098	336,300
MegaFon OAO GDR	5,907	100,194
MMC Norilsk Nickel ADR	22,190	418,005
Mobile TeleSystems ADR	17,165	207,353
Novolipetsk Steel GDR	1,157	15,273
OTCPharm PJSC *	9,357	37,662
Pharmstandard GDR *	18,507	90,869
Rosneft OAO GDR	42,855	211,456

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

RUSSIA (continued)
Rostelecom *	1,701	$15,963
RusHydro JSC ADR	5,120	6,195
Sberbank of Russia ADR	12,550	74,487
Severstal PAO GDR	13,900	154,088
Sistema GDR	23,442	176,987
Surgutneftegas OAO ADR	35,909	264,068
Tatneft OAO ADR	22,274	764,046
Uralkali GDR	5,881	86,497
VimpelCom ADR	38,893	220,523
VTB Bank GDR	79,310	196,160
X5 Retail Group GDR *	13,323	269,733

		5,029,148

SAUDI ARABIA — 0.1%
Al Tayyar Travel Group *	8,726	253,675
Samba Financial Group	35,225	287,335

		541,010

SINGAPORE — 0.5%
Ascendas Real Estate Investment Trust ‡	92,000	171,449
Ascott Residence Trust ‡	1,000	963
Avago Technologies, Cl A	15,816	1,848,574
CapitaMall Trust ‡	66,000	108,975
DBS Group Holdings	17,000	270,136
Ezion Holdings	7,200	6,529
Ezra Holdings *	11,440	3,792
Flextronics International *	28,733	331,148
Genting Singapore	79,000	61,036
Golden Agri-Resources	226,000	71,496
Jardine Cycle & Carriage	4,000	121,885
Keppel ‡	36,960	214,790
M1	55,000	147,767
Oversea-Chinese Banking	33,000	265,745
Religare Health Trust	33,200	26,683
Sembcorp Industries	1,000	3,408
Sembcorp Marine	1,000	2,237
Singapore Post	96,000	138,415
Singapore Press Holdings	51,000	161,393
Singapore Technologies Engineering	31,000	84,629
Singapore Telecommunications	42,000	140,347
Starhill Global ‡	1,000	661
Wilmar International	67,800	166,525

		4,348,583

COMMON STOCK — continued
	Shares	Value

SOUTH AFRICA — 1.1%
Anglo American Platinum *	4,768	$131,691
AngloGold Ashanti	3,140	35,659
Aspen Pharmacare Holdings	3,439	104,578
Assore	10	97
Clicks Group	37,840	289,993
Comair	5,673	2,570
FirstRand	179,398	857,002
Gold Fields	2,560	11,819
Gold Fields ADR	24,794	113,309
Group	50,264	1,009,247
Group ADR	20,700	422,694
Hulamin	84,848	49,356
Impala Platinum Holdings	2,660	14,804
Liberty Holdings	4,543	63,317
Mediclinic International	21,681	229,589
MMI Holdings	69,084	196,574
Mondi	7,281	146,819
Murray & Roberts Holdings	16,722	18,484
Naspers, Cl N	3,673	576,242
Net 1 UEPS Technologies *	24,900	340,383
Netcare	49,850	174,386
Pioneer Foods	1,944	30,419
PPC	6,166	8,832
Quantum Foods Holdings *	1,944	620
Remgro	13,860	307,854
RMB Holdings	20,680	124,447
Sanlam	50,865	328,975
Sappi *	8,589	35,233
Sasol	15,160	610,394
Sibanye Gold	38,211	90,686
Sibanye Gold ADR	13,871	131,081
Standard Bank Group	107,395	1,574,189
Steinhoff International Holdings	103,027	653,735
Super Group *	17,137	51,939
Telkom SOC	17,083	117,433
Transaction Capital	14,668	11,270
Woolworths Holdings	85,325	641,879

		9,507,599

SOUTH KOREA — 2.5%
Amorepacific	83	300,720
AMOREPACIFIC Group	209	317,789
BNK Financial Group	610	9,119
Busan City Gas	1,592	51,607
Celltrion	3,945	314,083

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

SOUTH KOREA (continued)
Cheil Worldwide	4,010	$85,664
CJ	794	141,160
CJ CheilJedang	430	167,226
CJ Korea Express *	420	80,120
CJ O Shopping	28	6,264
Cosmax	1,985	267,987
CrystalGenomics *	831	9,018
Daedong	2,576	13,346
Daelim Industrial	125	9,627
Daesung Holdings	1,980	21,279
Daewon San Up	6,352	49,715
Daewoo International	320	9,335
Daewoo Shipbuilding & Marine Engineering	6,150	103,378
DGB Financial Group	640	7,225
Dong-A ST, Cl A	164	18,923
Dongil Industries	1,050	76,911
Dongwon Development	2,355	104,369
Doosan	597	69,148
E1	143	9,511
Eusu Holdings *	13,172	133,317
Green Cross	1,680	276,800
GS Holdings	8,010	373,652
Halla Holdings	41	2,641
Hanwha	1,210	47,516
Hotel Shilla	1,790	178,197
Hyundai Development - Engineering & Construction	3,128	166,504
Hyundai Engineering & Construction	445	21,409
Hyundai Glovis	420	92,130
Hyundai Heavy Industries	1	130
Hyundai Home Shopping Network	578	72,671
Hyundai Hysco	1,151	70,907
Hyundai Marine & Fire Insurance	22,500	599,736
Hyundai Merchant Marine *	1,410	12,548
Hyundai Mobis	588	129,288
Hyundai Motor Company	3,948	619,603
Hyundai Steel	1,577	115,266
Industrial Bank of Korea	15,902	218,492
INTOPS	1,122	21,709
KB Financial Group	5,853	223,200
KB Financial Group ADR	8,400	320,292
KCC	202	103,536

COMMON STOCK — continued
	Shares	Value

SOUTH KOREA (continued)
Kia Motors	13,344	$614,916
KISCO	520	17,187
Korea Electric Power	21,020	914,032
Korea Zinc	96	42,754
Korean Air Lines *	580	24,753
KT&G	3,821	338,386
Kumho Petrochemical	122	9,772
Kunsul Chemical Industrial	1,106	52,825
KyungDong City Gas	567	62,885
LG	1,291	80,106
LG Chemical	778	196,529
LG Display	9,940	275,269
LG Display ADR	14,541	200,957
LG Household & Health Care	186	136,724
LG International	490	18,750
LG Uplus	3,970	39,716
Lotte Chemical	183	42,455
Lotte Chilsung Beverage	75	165,921
LS	493	24,784
Macrogen *	251	8,741
Mando	45	6,242
Medy-Tox	1,048	362,297
Meritz Financial Group	35,255	451,666
Mi Chang Oil Industrial	247	18,594
Mobase	5,176	60,265
NAVER	211	127,587
OCI	374	34,471
Orion	117	136,651
Paradise	62,605	1,452,429
POSCO	1,908	449,455
Posco ICT	12,756	64,269
RedcapTour	1,187	29,786
S&T Holdings	5,263	139,862
Sam Young Electronics	1,260	17,819
Samsung C&T	1,287	68,349
Samsung Card	1,780	68,112
Samsung Electronics	3,258	4,274,020
Samsung Electronics GDR	1,205	790,224
Samsung Fire & Marine Insurance	933	245,870
Samsung Heavy Industries	3,270	55,079
Samsung Life Insurance	1,874	183,300
Samsung SDI	340	37,853
SeAH Holdings	100	17,219
Sewon Precision Industry	4,119	117,393

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

SOUTH KOREA (continued)
Shinhan Financial Group	8,220	$340,211
Shinsegae	79	14,823
Shinsegae Information and Communication Company	195	19,530
SK Broadband *	12,699	56,768
SK Chemicals	172	11,171
SK Holdings	958	164,957
SK Hynix	15,322	655,553
SK Telecom ADR	26,055	772,531
SKC	320	12,596
S-Oil	2,522	171,835
ViroMed *	2,639	284,756
YESCO	1,130	38,580
Young Poong	1	1,231
Yuhan	1,520	327,477

		21,391,361

SPAIN — 1.0%
Abengoa Yield	1,200	40,692
Abertis Infraestructuras	14,402	265,386
Acerinox	4,030	58,806
Aena * (B)	13,288	1,251,975
Almirall	5,528	104,229
Amadeus IT Holding, Cl A	10,609	483,579
Banco Bilbao Vizcaya Argentaria	13,275	133,389
Banco Popular Espanol	25,096	130,576
Banco Santander	278,655	2,106,794
Bankia *	6,467	9,031
CaixaBank	39,220	196,710
Distribuidora Internacional de Alimentacion	20,244	162,132
Ebro Foods	3,093	59,998
Enagas	8,971	276,287
Ferrovial	3,841	87,106
Grifols	6,129	260,064
Grupo Catalana Occidente	1,419	45,639
Iberdrola	27,289	182,654
Inditex	16,520	530,112
Merlin Properties Socimi ‡ *	11,064	151,253
Red Electrica	4,207	353,072
Repsol	22,232	458,290
Telefonica	49,814	758,192
Viscofan	1,310	83,263
Zardoya Otis	7,474	96,357

		8,285,586

COMMON STOCK — continued
	Shares	Value

SWEDEN — 0.7%
Assa Abloy, Cl B	2,217	$128,617
Atlas Copco, Cl A	8,044	251,077
Autoliv	1,934	229,605
Axfood	9,380	148,182
Axis Communications *	633	25,766
BillerudKorsnas	12,693	219,717
Elekta, Cl B	21,122	197,702
Hennes & Mauritz, Cl B	12,752	506,978
Hexpol	1,620	173,601
Holmen, Cl B	4,751	157,201
Hufvudstaden, Cl A	7,488	103,511
Investment Kinnevik, Cl B	8,321	286,766
Investor, Cl B	8,010	326,389
Inwido *	26,343	290,036
Lundin Petroleum *	6,553	106,072
Meda, Cl A	11,116	186,587
Medivir, Cl B *	2,714	29,637
Securitas, Cl B	10,349	154,765
Skanska, Cl B	6,356	141,441
SKF, Cl B	4,224	103,172
Svenska Cellulosa SCA, Cl B	11,785	298,101
Swedbank, Cl A	18,300	425,524
Swedish Match	3,694	113,717
Swedish Orphan Biovitrum *	14,099	226,595
Tele2, Cl B	8,423	112,344
Telefonaktiebolaget LM Ericsson, Cl B	51,627	564,633
TeliaSonera	60,748	377,678
Wallenstam, Cl B	7,242	122,101

		6,007,515

SWITZERLAND — 3.5%
ABB	17,067	373,980
Burckhardt Compression Holding	264	114,953
Cie Financiere Richemont	33,944	3,025,529
Credit Suisse Group	128,768	3,408,111
EMS-Chemie Holding	499	209,426
Forbo Holding	405	490,501
Geberit	1,180	417,925
Georg Fischer	218	154,193
Givaudan	685	1,281,755
Helvetia Holding	539	306,229
Holcim	24,000	1,927,932
Julius Baer Group	40,991	2,145,500
Kaba Holding	343	225,271

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

SWITZERLAND (continued)
Kuehne + Nagel International	12,763	$1,914,251
Kuoni Reisen Holding	304	102,316
Leonteq	1,738	297,891
Mobimo Holding	450	100,412
Nestle	21,708	1,684,198
Novartis	29,239	2,984,489
OC Oerlikon	18,948	247,869
Partners Group Holding	166	52,030
Roche Holding	3,735	1,068,789
Schindler Holding	2,558	432,731
SGS	226	437,897
Sika	41	140,726
STMicroelectronics	28,489	226,866
Straumann Holding	636	179,947
Swatch Group	436	194,916
Swiss Life Holding	4,257	1,010,190
Swisscom	429	255,043
Syngenta	1,650	552,139
TE Connectivity	36,300	2,415,765
U-Blox	3,292	625,039
UBS Group *	53,587	1,070,525
Vontobel Holding	2,109	93,699
Zurich Insurance Group	907	279,949

		30,448,982

TAIWAN — 1.4%
Advanced Semiconductor Engineering ADR	33,026	235,475
Advantech	23,088	190,194
AU Optronics ADR	57,291	287,601
Cathay Financial Holding	28,000	48,917
Cheng Shin Rubber Industry	61,000	145,988
Chicony Electronics	19,095	54,907
China Airlines *	54,000	28,740
China Steel	77,520	65,114
China Steel Chemical	24,000	116,543
ChipMOS TECHNOLOGIES	7,192	166,135
Chunghwa Telecom	214,000	690,640
Compal Electronics	222,000	202,114
Delta Electronics	88,000	529,537
Eclat Textile	48,000	642,639
Eva Airways *	41,000	32,320
Far Eastern New Century	48,960	53,778
Far EasTone Telecommunications	5,000	11,921
Formosa Chemicals & Fibre	88,580	225,716

COMMON STOCK — continued
	Shares	Value

TAIWAN (continued)
Formosa Plastics	135,200	$347,545
Fubon Financial Holding	332,000	713,985
Giant Manufacturing	13,000	112,127
Hermes Microvision	5,000	351,589
Hiwin Technologies	6,000	45,748
Hon Hai Precision Industry	173,488	519,848
Hon Hai Precision Industry GDR	114,530	692,648
Hotai Motor	1,000	17,326
Largan Precision	4,000	400,824
Makalot Industrial	35,000	273,693
Novatek Microelectronics	26,000	135,892
Pegatron	58,998	174,779
Pou Chen	146,000	204,598
Powertech Technology	73,000	134,774
President Chain Store	22,000	162,804
Silicon Motion Technology ADR	4,896	143,502
Siliconware Precision Industries ADR	22,751	184,511
Standard Foods	2,888	7,158
Taiwan Mobile	18,000	63,415
Taiwan Semiconductor Manufacturing ADR	136,445	3,334,716
Tatung *	31,000	8,220
Teco Electric and Machinery	92,000	89,324
Uni-President Enterprises	114,480	187,353
United Microelectronics	394,000	188,773

		12,223,431

THAILAND — 0.5%
Advanced Info Service	22,800	165,487
Airports of Thailand	5,100	44,716
Asia Plus Group Holdings Securities	1,381,100	164,620
Bangchak Petroleum	391,400	420,179
Bangkok Dusit Medical Services, Cl F	225,000	137,465
BEC World	4,800	5,857
Central Pattana	2,100	2,667
Charoen Pokphand Foods	35,881	24,260
CP ALL PLC	65,300	83,068
Delta Electronics Thailand	80,500	203,285
Fabrinet *	11,200	202,832
GFPT	53,800	19,232
Glow Energy	49,900	128,988
Kang Yong Electric	1,000	9,404
Kasikornbank	6,400	40,631

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

THAILAND (continued)
Krung Thai Bank	1,289,400	$780,188
Krungthai Card	53,500	171,608
Lalin Property	144,100	18,272
Minor International	109,384	108,968
PTT	49,000	528,321
PTT Exploration & Production	4,100	14,523
PTT Global Chemical	4,800	9,337
Ratchaburi Electricity Generating Holding	5,500	10,000
Siam Cement	20,014	325,359
Siam City Cement	100	1,111
Siam Commercial Bank	23,900	114,999
Thai Central Chemical	11,600	10,293
Thai Union Frozen Products	147,200	91,086
Thanachart Capital	641,800	660,778
TKS Technologies	110,440	28,284

		4,525,818

TURKEY — 0.4%
Adana Cimento Sanayii, Cl A	43,476	113,674
Akbank	14,478	42,182
Akcansa Cimento	18,132	111,520
Baticim Bati Anadolu Cimento Sanayii	4,440	12,255
BIM Birlesik Magazalar	3,640	67,390
Bossa Ticaret Ve Sanayi Isletmeleri Tas	21,305	20,519
Bursa Cimento Fabrikasi	14,956	27,846
Cimentas *	3,927	20,180
Coca-Cola Icecek	6,170	104,515
Emlak Konut Gayrimenkul Yatirim Ortakligi ‡	118,001	136,303
Enka Insaat ve Sanayi	71,074	152,760
Eregli Demir ve Celik Fabrikalari	211,738	357,311
Ford Otomotiv Sanayi	7,400	91,446
Haci Omer Sabanci Holding	240	877
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret	4,024	8,635
Is Yatirim Menkul Degerler	67,350	29,177
KOC Holding	46,300	218,982
Soda Sanayii	30,272	73,778
TAV Havalimanlari Holding	50,121	440,658
Tupras Turkiye Petrol Rafinerileri	10,341	251,179
Turk Hava Yollari *	77,101	255,763
Turkcell Iletisim Hizmetleri	26,002	115,776

COMMON STOCK — continued
	Shares	Value

TURKEY (continued)
Turkiye Garanti Bankasi	73,295	$233,207
Turkiye Halk Bankasi	5,761	29,184
Turkiye Is Bankasi, Cl C	95,081	213,797
Turkiye Sise ve Cam Fabrikalari	—	—

		3,128,914

UNITED ARAB EMIRATES — 0.0%
DP World	6,204	142,917
Emaar Malls Group PJSC *	245,691	214,555

		357,472

UNITED KINGDOM — 5.0%
Admiral Group PLC	9,284	221,382
Anglo American	7,718	130,762
Aon PLC	2,595	249,717
ARM Holdings PLC	182,094	3,094,010
Ashtead Group	16,759	287,374
AstraZeneca	15,857	1,088,205
Auto Trader Group * (B)	399,287	1,667,092
AVEVA Group	4,100	106,091
Aviva PLC	55,401	445,724
Babcock International Group	2,118	32,672
BAE Systems PLC	152,978	1,185,145
Barclays	208,079	814,094
Barratt Developments PLC	202,352	1,605,319
Betfair Group	19,200	684,171
BG Group	5,943	107,648
BHP Billiton	16,816	404,195
Big Yellow Group ‡	14,805	151,374
BP PLC	53,386	385,039
British American Tobacco	8,994	494,160
British Land ‡	3,998	50,920
BTG *	29,969	330,678
Bunzl	15,439	434,100
Burberry Group PLC	23,637	630,135
Cable & Wireless Communications PLC	140,214	144,536
Capita	4,879	85,397
Centrica PLC	51,336	200,439
Cobham PLC	34,964	158,610
Compass Group	12,240	216,374
Croda International	20,029	869,187
CSR	4,137	55,882
Delphi Automotive PLC	20,591	1,709,053
Diageo	102,581	2,847,874

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED KINGDOM (continued)
Domino Printing Sciences	3,025	$42,487
Domino’s Pizza Group PLC *	172,912	2,095,477
Drax Group	10,716	65,472
Electrocomponents	11,858	43,811
Elementis	27,586	128,372
Filtrona PLC	9,290	136,370
Firstgroup	32,913	49,992
G4S	36,409	163,312
GlaxoSmithKline PLC	35,109	810,897
Glencore	73,334	348,376
Greggs	9,226	167,669
Halma	41,756	454,756
Hammerson ‡	3,450	35,347
Hargreaves Lansdown	77,252	1,451,155
Howden Joinery Group	81,718	581,732
HSBC Holdings	57,431	573,703
Hunting	7,139	64,161
Imperial Tobacco Group PLC	4,835	236,094
Inchcape	36,845	468,668
Indivior *	2,985	9,141
Inmarsat	7,367	113,441
Intertek Group	7,299	291,707
J Sainsbury	24,477	101,777
Jazztel *	13,780	198,961
Johnson Matthey	3,143	160,697
Just Eat *	32,437	227,462
Kingspan Group	14,999	297,583
Land Securities Group ‡	2,883	55,170
Legal & General Group	19,805	78,726
Liberty Global *	35,926	1,812,467
Lloyds Banking Group	198,592	235,187
Micro Focus International	8,282	159,800
Moneysupermarket.com Group	80,352	344,310
National Grid PLC	65,278	878,202
Pearson	18,481	373,478
Pennon Group	8,560	112,346
Playtech	4,778	60,025
Polymetal International	5,277	42,861
Provident Financial	6,485	299,128
Randgold Resources	891	67,805
Reckitt Benckiser Group PLC	3,374	300,299
Rexam	31,501	279,594
Rightmove PLC	5,443	263,491
Rolls-Royce Holdings PLC	18,613	296,743

COMMON STOCK — continued
	Shares	Value

UNITED KINGDOM (continued)
RSA Insurance Group	10,202	$66,738
Sage Group	48,686	361,988
Shaftesbury PLC ‡	10,627	136,663
Shire PLC	9,004	731,693
Sky	14,520	239,403
Soco International	15,380	42,528
SSE	24,017	569,048
SSP Group *	47,808	218,907
Standard Chartered PLC	7,421	121,498
Stolt-Nielsen	1,998	37,282
Subsea 7	4,377	48,619
TalkTalk Telecom Group	11,580	64,735
Tate & Lyle	5,019	45,955
Ted Baker	5,546	242,227
Telecity Group PLC	111,426	1,511,423
Telecom Plus	1,529	17,959
UBM	906	7,821
Ultra Electronics Holdings	2,889	76,827
UNITE Group	37,127	341,368
United Utilities Group PLC	701	10,428
Victrex PLC	3,660	110,775
Vodafone Group	462,679	1,630,104
WH Smith	8,647	189,715
Whitbread PLC	3,366	270,286
WM Morrison Supermarkets	20,843	59,429
Workspace Group ‡	15,794	203,926

		43,222,956

UNITED STATES — 44.2%
Consumer Discretionary — 6.4%
1-800-Flowers.com, Cl A *	23,400	247,338
Advance Auto Parts	3,967	567,281
Amazon.com *	11,701	4,935,248
Amcon Distributing	602	47,136
American Axle & Manufacturing Holdings *	17,148	427,500
America’s Car-Mart *	1,700	87,278
Aramark	26,100	802,053
Arctic Cat	3,700	131,313
Ark Restaurants	500	12,245
Ascena Retail Group *	4,700	70,453
AutoZone *	1,126	757,415
Bassett Furniture Industries	8,478	239,249
bebe stores	59,385	196,564
Big 5 Sporting Goods	13,400	182,776

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Discretionary (continued)
Bloomin’ Brands	22,000	$498,520
BorgWarner	11,454	678,077
Boyd Gaming *	2,600	34,320
Buffalo Wild Wings *	1,800	286,740
Build-A-Bear Workshop, Cl A *	700	12,901
CarMax *	3,183	216,794
Carmike Cinemas *	10,866	327,936
Carriage Services, Cl A	17,832	421,549
Cato, Cl A	4,500	177,030
Cavco Industries *	3,200	209,824
Century Communities *	9,750	186,420
Charter Communications, Cl A *	321	60,046
Cherokee	10,089	218,931
Chipotle Mexican Grill, Cl A *	697	433,074
Citi Trends *	3,000	68,340
Columbia Sportswear	4,879	305,914
Comcast, Cl A	13,269	766,417
Cooper Tire & Rubber	14,500	616,105
Cracker Barrel Old Country Store	2,500	331,200
CSS Industries	4,400	124,696
Culp	7,400	191,290
Dana Holding	13,937	300,621
Destination Maternity	6,800	80,172
DeVry Education Group	21,300	644,112
DineEquity	2,040	196,717
DIRECTV *	12,298	1,115,490
DISH Network, Cl A *	1,162	78,621
Dollar General	7,800	567,138
Dollar Tree *	23,813	1,819,551
DSW, Cl A	7,830	283,994
El Pollo Loco Holdings *	11,700	306,306
Entercom Communications, Cl A *	12,200	144,936
Entravision Communications, Cl A	49,913	326,431
EW Scripps, Cl A	11,740	273,425
Express *	8,431	137,425
Flexsteel Industries	3,000	108,030
Ford Motor	8,000	126,400
Gannett	16,000	549,120
General Motors	17,300	606,538
Genuine Parts	5,695	511,696
Good Times Restaurants *	22,562	167,410
Gray Television *	8,600	114,036
Habit Restaurants, Cl A *	8,800	291,456

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Discretionary (continued)
Harte-Hanks	39,921	$271,064
Hasbro	9,405	665,780
Haverty Furniture	5,500	118,030
hhgregg *	7,500	42,900
Home Depot	4,612	493,392
Hooker Furniture	900	22,905
HSN	3,967	247,620
International Game Technology *	1,678	34,164
Interpublic Group of Companies	29,000	604,360
Interval Leisure Group	6,371	157,937
Johnson Outdoors, Cl A	900	28,350
K12 *	4,400	71,148
Kirkland’s *	11,077	262,968
Kohl’s	11,700	838,305
Kona Grill *	8,773	212,833
Lands’ End *	600	17,628
Lear	4,100	455,223
LGI Homes *	13,924	229,328
Liberty Global, Cl A *	5,918	308,564
Lithia Motors, Cl A	900	89,757
Lowe’s	5,258	362,066
Marcus	1,400	27,118
MarineMax *	12,928	285,450
Marriott Vacations Worldwide	2,100	172,641
Mattel	34,000	957,440
McClatchy, Cl A *	15,700	21,823
McDonald’s	10,074	972,645
Meredith	5,119	266,393
Mohawk Industries *	2,650	459,775
Monarch Casino & Resort *	8,700	159,210
Monro Muffler Brake	2,014	120,619
Motorcar Parts of America *	12,396	362,335
Movado Group	1,600	46,848
Murphy USA *	1,652	107,925
Nautilus *	37,743	634,460
New Remy Holdco *	244	5,429
New York Times, Cl A	48,000	642,720
Newell Rubbermaid	11,300	430,869
NIKE, Cl B	13,681	1,352,230
Norwegian Cruise Line Holdings *	26,517	1,286,339
O’Reilly Automotive *	4,013	874,152
Outerwall	2,400	159,432
Overstock.com *	5,500	118,085

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Discretionary (continued)
Papa Murphy’s Holdings *	16,879	$287,449
PetMed Express	16,500	261,195
Priceline Group *	1,510	1,869,093
PVH	6,600	682,110
Rave Restaurant Group *	16,216	226,700
RCI Hospitality Holdings *	9,400	107,066
Restoration Hardware Holdings *	3,100	267,127
Rocky Brands	12,300	276,012
Ross Stores	1,960	193,805
Ruth’s Hospitality Group	15,720	228,726
Scholastic	13,000	528,320
Select Comfort *	10,783	332,332
Shiloh Industries *	4,900	56,987
Shoe Carnival	4,000	104,440
Sinclair Broadcast Group, Cl A	9,219	282,470
Skullcandy *	22,871	247,236
Smith & Wesson Holding *	11,700	173,920
Sonic	700	20,055
Stage Stores	10,300	198,893
Standard Motor Products	4,400	166,320
Staples	19,500	318,240
Starbucks	18,800	932,104
Stein Mart	9,100	107,653
Stoneridge *	23,100	278,124
Strattec Security	3,985	299,154
Summer Infant *	50,907	156,794
TAL Education Group ADR *	3,895	143,141
Target	6,200	488,746
Tesla Motors *	135	30,517
Tilly’s, Cl A *	17,357	231,542
Time	35,116	801,698
Time Warner	18,133	1,530,606
Time Warner Cable	1,428	222,083
TJX	12,810	826,758
Tower International *	5,000	129,300
Townsquare Media, Cl A *	900	12,294
Twenty-First Century Fox ADR, Cl A	7,071	240,980
Universal Electronics *	700	37,758
Viacom, Cl B	9,800	680,610
VOXX International, Cl A *	12,500	119,125
Walt Disney	19,215	2,089,055
Yum! Brands	5,857	503,468
ZAGG *	28,700	239,071

		55,546,935

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Staples — 2.4%
Altria Group	10,496	$525,325
Archer-Daniels-Midland	15,900	777,192
Brown-Forman, Cl B	6,700	604,541
Bunge	5,500	475,035
Cal-Maine Foods	2,700	120,717
Casey’s General Stores	1,010	83,002
Church & Dwight	6,898	559,911
Clorox	1,200	127,320
Coca-Cola	28,923	1,173,117
Colgate-Palmolive	3,980	267,774
ConAgra Foods	11,000	397,650
Costco Wholesale	4,462	638,289
CVS Health	15,937	1,582,384
Hain Celestial Group *	2,344	141,203
Hormel Foods	9,744	529,586
Ingles Markets, Cl A	9,600	401,856
Ingredion	7,700	611,380
J&J Snack Foods	1,300	135,629
JM Smucker	6,100	707,112
John B Sanfilippo & Son	16,930	880,529
Keurig Green Mountain	6,604	768,507
Kimberly-Clark	865	94,882
Kraft Foods Group	11,297	957,421
Kroger	22,500	1,550,475
Lorillard	167	11,666
McCormick	5,833	439,225
Medifast *	5,700	171,000
Molson Coors Brewing, Cl B	4,000	294,040
Nature’s Sunshine Products	7,532	97,991
Omega Protein *	9,500	121,410
PepsiCo	9,468	900,596
Pilgrim’s Pride	9,465	233,786
Procter & Gamble	19,710	1,567,142
Rite Aid *	13,318	102,682
Roundy’s *	16,600	83,664
Sanderson Farms	3,100	232,872
SpartanNash	17,600	530,992
Sysco	8,400	311,052
TreeHouse Foods *	2,949	239,636
USANA Health Sciences *	600	68,244
Walgreens Boots Alliance	5,560	461,091
Wal-Mart Stores	16,422	1,281,737
Weis Markets	1,300	57,655

		21,317,318

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Energy — 3.0%
Abraxas Petroleum *	65,196	$247,745
Adams Resources & Energy	3,700	172,420
Apache	39,527	2,703,647
Broadwind Energy *	8,000	31,760
Carrizo Oil & Gas *	6,277	349,817
Chevron	20,112	2,233,639
ConocoPhillips	11,126	755,678
Continental Resources *	5,600	294,728
Delek US Holdings	14,237	525,630
Equities	4,500	404,730
Exxon Mobil	30,506	2,665,309
FMC Technologies *	21,500	948,150
GasLog	4,200	93,618
Gastar Exploration *	49,539	179,827
Green Plains	5,100	158,814
Hallador Energy	5,500	63,195
Helmerich & Payne	17,982	1,402,056
Hercules Offshore *	26,000	20,933
Hess	5,800	446,020
Independence Contract Drilling *	11,298	86,543
Marathon Petroleum	10,300	1,015,271
McDermott International *	105,000	551,250
Murphy Oil	6,610	314,702
Newpark Resources *	10,692	109,700
Occidental Petroleum	8,780	703,278
Oceaneering International	5,450	300,349
Pacific Ethanol *	18,700	223,652
Parker Drilling *	30,100	112,875
PDC Energy *	5,553	315,077
Phillips 66	6,087	482,760
REX American Resources *	4,700	297,134
Ring Energy *	18,199	220,936
Schlumberger	28,910	2,735,175
SemGroup, Cl A	2,570	216,368
Spectra Energy	11,937	444,653
Synergy Resources *	25,761	308,617
Transocean	41,000	771,620
US Energy Wyoming *	3,900	4,836
VAALCO Energy *	33,700	83,239
Valero Energy	23,637	1,344,945
Warren Resources *	73,300	79,164
Western Refining	12,304	541,991
Whiting Petroleum *	7,650	290,012

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Energy (continued)
Williams Companies	8,400	$429,996

		25,681,859

Financials — 7.2%
Acadia Realty Trust ‡	10,453	322,998
Access National	9,300	175,770
ACE	1,600	171,184
Alleghany *	300	142,056
Allstate	2,300	160,218
Altisource Portfolio Solutions *	3,600	87,300
American Campus Communities ‡	10,250	411,435
American Capital Agency ‡	6,099	125,853
American Equity Investment Life Holding	12,046	324,640
American Express	3,600	278,820
American International Group	46,610	2,623,677
American National Bankshares	4,100	92,291
American Realty Capital Properties ‡	262,802	2,373,102
American Tower, Cl A ‡	1,800	170,154
Ameriprise Financial	3,200	400,896
Ameris Bancorp	12,362	308,926
Apollo Commercial Real Estate Finance ‡	9,200	157,228
Apollo Residential Mortgage ‡	11,400	180,804
Argo Group International Holdings .	6,686	327,547
Ashford Hospitality Prime ‡	8,500	133,110
Asta Funding *	5,900	49,560
Atlas Financial Holdings *	16,102	297,082
AvalonBay Communities ‡	1,039	170,749
Axis Capital Holdings	2,000	104,120
Bank of America	141,100	2,247,723
Bank of Commerce Holdings	18,600	106,020
Banner	8,358	377,949
Bar Harbor Bankshares	6,027	212,211
BB&T	4,000	153,160
Berkshire Hathaway, Cl B *	5,753	812,381
Berkshire Hills Bancorp	7,700	215,677
BNC Bancorp	7,721	140,908
Boston Private Financial Holdings	17,262	226,995
Boston Properties ‡	1,009	133,501
C&F Financial	2,400	84,144
Calamos Asset Management, Cl A	16,500	204,105
Camden Property Trust ‡	1,423	106,839
Capital Bank Financial, Cl A *	5,500	149,160
Capital One Financial	5,966	482,351

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Financials (continued)
CBL & Associates Properties ‡	4,332	$78,019
Cedar Realty Trust ‡	45,000	314,550
Chambers Street Properties ‡	1,200	9,000
Chubb	1,400	137,690
Cincinnati Financial	8,500	430,440
Citigroup	60,567	3,229,432
Citizens & Northern	4,200	83,328
Citizens Financial Group	21,600	562,680
City Holding	2,200	101,134
CME Group, Cl A	1,800	163,638
CNB Financial	2,620	45,012
CNO Financial Group	31,734	539,478
CorEnergy Infrastructure Trust ‡	30,400	206,416
CoreSite Realty ‡	7,789	374,495
Crawford, Cl B	28,300	231,211
Crown Castle International ‡	3,421	285,756
CyrusOne ‡	3,800	123,424
CYS Investments ‡	11,300	100,796
Dime Community Bancshares	6,400	101,888
Discover Financial Services	2,400	139,128
Dynex Capital ‡	21,100	168,800
E*TRADE Financial *	21,600	621,864
Eaton Vance	6,800	279,344
EMC Insurance Group	9,800	339,472
Employers Holdings	8,000	195,280
Enterprise Financial Services	14,200	291,526
Everest Re Group	1,689	302,179
FBR *	4,500	96,570
Federal Agricultural Mortgage, Cl C	6,100	191,784
Federated National Holding	14,777	425,578
Fidelity Southern	23,254	390,667
Fifth Third Bancorp	35,400	708,000
Financial Institutions	7,800	183,690
First Bancorp	4,900	81,732
First Business Financial Services	3,300	149,886
First Citizens Banc	1,800	20,160
First Commonwealth Financial	21,900	197,538
First Community Bancshares	17,800	298,328
First Defiance Financial	10,800	378,000
First Financial	2,900	98,455
First Financial Northwest	13,500	160,650
First Industrial Realty Trust ‡	18,976	374,396
First Potomac Realty Trust ‡	29,951	321,075

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Financials (continued)
Flushing Financial	5,800	$111,128
FNF Group	4,100	147,559
FNFV Group *	5,166	77,232
Forestar Group *	1,500	22,140
Gain Capital Holdings	12,900	127,452
Gladstone Commercial ‡	9,400	167,414
Gladstone Investment	32,600	246,782
Goldman Sachs Group	1,071	210,366
Great Southern Bancorp	6,900	271,998
Hartford Financial Services Group	13,450	548,356
Hatteras Financial ‡	5,134	92,720
HCI Group	14,573	635,091
Heartland Financial USA	4,100	141,081
Heritage Commerce	15,983	142,409
Heritage Financial	12,713	214,850
Heritage Oaks Bancorp	26,402	210,424
HomeStreet *	10,697	221,214
Horizon Bancorp	8,600	200,810
Horizon Technology Finance	11,300	159,669
Hudson Pacific Properties ‡	17,232	519,717
Iberiabank	2,856	177,957
Imperial Holdings *	11,500	76,820
Independence Holding	5,900	73,396
Intercontinental Exchange	600	134,718
Invesco	9,900	410,058
Investors Real Estate Trust ‡	40,303	288,972
JMP Group	3,000	23,100
JPMorgan Chase	49,840	3,152,878
Kansas City Life Insurance	1,600	71,808
KeyCorp	22,200	320,790
Kilroy Realty ‡	3,918	278,139
Kite Realty Group Trust ‡	9,854	258,175
Lakeland Bancorp	7,035	79,847
LendingTree *	9,552	525,646
Lincoln National	15,811	893,163
M&T Bank	3,200	382,944
Manning & Napier, Cl A	9,300	98,859
Marsh & McLennan	3,000	168,480
MBIA *	16,600	145,250
McGraw Hill Financial	1,500	156,450
Medallion Financial	15,700	165,635
Merchants Bancshares	4,600	135,516
MetLife	4,589	235,370
MidSouth Bancorp	10,900	141,373

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Financials (continued)
MidWestOne Financial Group	5,497	$160,787
Monarch Financial Holdings	9,447	115,726
Mortgage Investment Trust ‡	11,000	211,420
NASDAQ OMX Group	8,600	418,218
National Penn Bancshares	13,416	139,526
National Western Life Insurance, Cl A	500	119,805
Navigators Group *	800	62,440
Nelnet, Cl A	4,181	187,183
New York Community Bancorp	16,100	276,759
New York Mortgage Trust ‡	23,900	186,659
NewBridge Bancorp	34,463	277,427
Northern Trust	17,630	1,289,635
Northrim BanCorp	5,400	134,568
NorthStar Asset Management Group	10,815	227,439
OceanFirst Financial	13,500	226,530
Oppenheimer Holdings, Cl A	5,900	140,951
Outfront Media	14,121	405,555
Pacific Continental	7,300	94,170
Pacific Premier Bancorp *	800	12,528
Park Sterling	27,700	185,590
PartnerRe	6,639	849,792
Pebblebrook Hotel Trust ‡	10,339	443,957
Peoples Bancorp	3,100	71,889
PNC Financial Services Group	2,300	210,979
Preferred Apartment Communities, Cl A ‡	6,300	69,678
Primerica	1,615	74,645
Provident Financial Holdings	11,200	185,360
Raymond James Financial	11,000	621,830
Republic Bancorp, Cl A	2,600	61,828
Ryman Hospitality Properties ‡	11,448	659,863
S&T Bancorp	6,200	166,780
Sabra Health Care ‡	9,801	292,854
Saul Centers ‡	2,200	110,704
Signature Bank *	702	94,131
Simon Property Group ‡	1,246	226,137
Southwest Bancorp	16,166	278,540
STAG Industrial ‡	10,842	235,597
State Bank Financial	14,781	295,768
State Street	2,300	177,376
Strategic Hotels & Resorts ‡ *	46,086	539,206
Summit Hotel Properties ‡	27,700	364,809
Sun Communities ‡	7,490	464,829

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Financials (continued)
SunTrust Banks	17,150	$711,725
Synovus Financial	17,198	475,697
T Rowe Price Group	19,499	1,582,929
Tompkins Financial	3,997	208,444
Torchmark	2,100	117,831
Travelers	1,700	171,887
TriCo Bancshares	7,743	180,567
United Community Banks	19,329	359,713
United Financial Bancorp	9,400	119,850
United Insurance Holdings	16,862	280,415
Universal Insurance Holdings	18,931	454,723
Univest Corp of Pennsylvania	15,300	298,503
Unum Group	19,200	655,872
US Bancorp	6,915	296,446
Voya Financial	16,000	677,440
Walker & Dunlop *	16,900	323,466
Washington Trust Bancorp	3,000	111,060
Wells Fargo	14,871	819,392
West Bancorporation	10,300	195,288
Western Alliance Bancorp *	1,100	34,012
Wilshire Bancorp	26,655	281,210
Wintrust Financial	6,344	309,207
WisdomTree Investments	4,600	87,584
WP GLIMCHER ‡	18,900	283,500
WR Berkley	2,400	117,576

		62,162,694

Health Care — 7.0%
Abbott Laboratories	14,500	673,090
AbbVie	5,572	360,285
Acceleron Pharma *	1,200	33,180
Accuray *	30,969	251,778
Aceto	29,504	571,788
Acorda Therapeutics *	4,600	138,322
Adamas Pharmaceuticals *	2,000	34,540
Aetna	18,200	1,945,034
Albany Molecular Research *	23,398	422,568
Alder Biopharmaceuticals *	3,800	96,900
Alere *	6,504	308,810
AMAG Pharmaceuticals *	6,500	331,305
Amedisys *	9,700	269,757
Amgen	8,339	1,316,812
Amicus Therapeutics *	9,000	90,540
Amsurg, Cl A *	17,400	1,091,328
ANI Pharmaceuticals *	6,811	415,335

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Health Care (continued)
Anika Therapeutics *	6,331	$216,014
Anthem	8,800	1,328,184
Ardelyx *	1,500	15,750
Ariad Pharmaceuticals *	4,700	40,749
athenahealth *	10,199	1,251,009
AtriCure *	12,750	280,628
Avalanche Biotechnologies *	2,200	70,092
Baxter International	9,800	673,652
Becton Dickinson & Company	4,783	673,781
Biogen *	6,868	2,568,151
BioSpecifics Technologies *	6,482	248,325
BioTelemetry *	23,399	187,426
Bluebird Bio *	500	66,595
Bristol-Myers Squibb	19,939	1,270,712
Cambrex *	1,800	69,282
Capital Senior Living *	10,073	263,610
Cardinal Health	4,950	417,483
Cardiovascular Systems *	11,833	370,373
Catalyst Pharmaceutical Partners *	43,052	136,044
Celgene *	18,736	2,024,612
Cempra *	8,197	258,123
Centene *	3,200	198,368
Cerner *	10,400	746,824
Cerulean Pharma *	2,400	14,304
Charles River Laboratories International *	1,000	69,160
Chimerix *	1,600	54,400
Cigna	11,200	1,395,968
CR Bard	7,442	1,239,688
Cross Country Healthcare *	24,813	275,424
Cynosure, Cl A *	9,350	312,477
Cytokinetics *	14,100	88,689
Depomed *	3,700	86,062
DexCom *	3,400	229,738
Eagle Pharmaceuticals *	12,072	636,194
Edwards Lifesciences *	993	125,763
Eli Lilly	12,363	888,529
Emergent Biosolutions *	12,200	362,218
Endocyte *	23,200	134,560
Ensign Group	1,900	80,009
Enzo Biochem *	25,501	71,403
EPIRUS Biopharmaceuticals *	4,300	27,262
Exactech *	8,200	179,170
Express Scripts Holding *	20,575	1,777,680

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Health Care (continued)
Five Prime Therapeutics *	7,500	$150,450
Flexion Therapeutics *	1,400	22,428
Gilead Sciences	9,993	1,004,397
Grifols ADR	41,282	1,313,180
Hanger *	3,900	87,126
Health Net *	4,600	242,190
Henry Schein *	3,280	449,688
Hospira *	9,960	869,408
Icad *	24,813	226,295
ICU Medical *	383	32,314
IGI Laboratories *	35,957	182,662
Ignyta *	3,400	30,294
ImmunoGen *	5,400	44,658
Impax Laboratories *	4,860	219,964
INC Research Holdings, Cl A *	4,700	157,638
Infinity Pharmaceuticals *	12,300	155,841
InfuSystems Holdings *	56,800	173,808
Inogen *	10,602	389,517
Intersect ENT *	9,511	238,679
Isis Pharmaceuticals *	1,120	63,526
Johnson & Johnson	14,500	1,438,400
Juniper Pharmaceuticals *	3,800	28,044
Laboratory Corp of America Holdings *	7,900	944,524
LHC Group *	3,900	125,034
Merck	24,027	1,431,048
Merge Healthcare *	36,600	181,902
Molina Healthcare *	5,700	337,611
Momenta Pharmaceuticals *	9,500	165,775
Natus Medical *	4,200	158,382
Nektar Therapeutics *	2,047	19,487
NeoGenomics *	47,285	214,201
NewLink Genetics *	1,600	71,360
Ocular Therapeutix *	500	10,975
Ophthotech *	400	18,112
Orthofix International *	7,400	239,094
Pacific Biosciences of California *	18,500	95,460
Pacira Pharmaceuticals *	12,918	884,625
PAREXEL International *	10,526	669,190
PDL BioPharma	13,300	88,711
Pernix Therapeutics Holdings *	31,361	200,083
Pfenex *	15,755	210,329
Pfizer	72,447	2,458,127
PharMerica *	18,278	523,848

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Health Care (continued)
PhotoMedex *	17,700	$36,462
Portola Pharmaceuticals, Cl A *	5,300	189,157
POZEN *	14,900	116,518
Prestige Brands Holdings *	3,539	138,906
Progenics Pharmaceuticals *	62,301	308,390
Providence Service *	6,606	280,887
Quality Systems	7,200	112,284
Quest Diagnostics	9,500	678,490
Radius Health *	2,600	93,184
RadNet *	36,611	306,800
Receptos *	1,600	235,744
Regeneron Pharmaceuticals *	4,501	2,059,028
Repligen *	17,593	519,170
Rigel Pharmaceuticals *	24,000	102,240
Rockwell Medical *	18,756	182,121
RTI Surgical *	42,017	235,295
Sangamo BioSciences *	12,400	153,388
SciClone Pharmaceuticals *	37,500	306,375
Select Medical Holdings	31,600	459,780
Sorrento Therapeutics *	14,100	127,182
St. Jude Medical	6,950	486,847
STERIS	6,250	415,625
Sucampo Pharmaceuticals, Cl A *	9,300	165,168
Supernus Pharmaceuticals *	13,745	175,936
SurModics *	9,217	232,453
Symmetry Surgical *	4,925	38,070
Synergetics USA *	13,150	64,304
Trevena *	3,000	18,510
UnitedHealth Group	16,519	1,840,217
Varian Medical Systems *	6,700	595,295
Vascular Solutions *	12,603	404,052
Vertex Pharmaceuticals *	9,712	1,197,295
Vitae Pharmaceuticals *	10,032	133,727
Waters *	2,572	321,989
XenoPort *	9,700	57,521
Zimmer Holdings	3,200	351,488
Zoetis, Cl A	13,550	601,891

		60,086,031

Industrials — 4.8%
3M	1,866	291,824
ACCO Brands *	29,000	228,230
Accuride *	46,898	191,344
Aegion, Cl A *	7,400	136,308
AGCO	28,300	1,457,733

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Industrials (continued)
Air Transport Services Group *	24,100	$224,612
Alamo Group	7,200	444,816
Alaska Air Group	3,006	192,565
Allegiant Travel, Cl A	1,807	277,844
Allegion	8,050	492,257
Allied Motion Technologies	5,300	155,396
AMERCO	1,425	458,907
American Airlines Group	37,007	1,786,883
American Woodmark *	4,800	243,360
AMETEK	3,600	188,712
ARC Document Solutions *	3,700	31,598
ArcBest	6,066	216,556
Argan	8,300	268,173
Astronics *	6,565	441,890
Avis Budget Group *	4,523	244,875
Barrett Business Services	4,688	208,475
CAI International *	5,100	121,482
Caterpillar	6,500	564,720
CBIZ *	29,536	267,005
Celadon Group	8,780	226,875
CH Robinson Worldwide	3,709	238,823
Chicago Bridge & Iron	9,650	459,822
Cintas	2,000	159,900
Columbus McKinnon	5,800	147,088
Con-way	13,000	534,300
Costamare	1,000	20,230
Courier	4,100	99,548
Covenant Transportation Group, Cl A *	17,617	536,790
CRA International *	2,200	64,240
CSX	7,500	270,675
Cubic	1,700	84,286
Danaher	1,900	155,572
Deere	9,910	897,053
Delta Air Lines	9,413	420,196
Deluxe	4,833	312,937
Ducommun *	9,700	294,880
Eastern	6,900	137,724
Echo Global Logistics *	500	14,450
EMCOR Group	500	22,315
Emerson Electric	1,600	94,128
Encore Wire	900	40,509
Engility Holdings	12,141	338,369
Equifax	1,700	164,781

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Industrials (continued)
Esterline Technologies *	2,634	$293,138
Expeditors International of Washington	7,600	348,308
Federal Signal	4,600	72,312
FedEx	3,914	663,697
FreightCar America	1,300	33,917
General Dynamics	1,100	151,052
General Electric	25,233	683,310
GP Strategies *	9,447	307,878
Greenbrier	4,000	230,760
Hawaiian Holdings *	19,800	456,984
HD Supply Holdings *	4,400	145,200
HNI	2,100	97,944
Honeywell International	2,027	204,565
Hubbell, Cl B	3,800	413,554
Huntington Ingalls Industries	1,700	223,703
Hurco	2,363	76,467
IHS, Cl A *	5,850	734,000
Insperity	5,500	264,880
Kadant	11,015	561,324
Knoll	1,900	43,263
L-3 Communications Holdings, Cl 3	1,991	228,786
LB Foster, Cl A	6,800	290,564
Leidos Holdings	1,675	69,747
Lockheed Martin	1,600	298,560
LS Starrett, Cl A	1,600	30,240
Lydall *	4,900	131,516
Magnetek *	5,571	214,539
ManpowerGroup	4,300	366,919
Meritor *	11,200	146,944
MSC Industrial Direct, Cl A	5,100	362,406
Mueller Industries	3,401	119,171
Mueller Water Products, Cl A	5,600	52,416
MYR Group *	14,106	413,588
NN	9,430	237,259
Norfolk Southern	5,600	564,760
Northrop Grumman	1,600	246,464
NV5 Holdings *	5,861	112,766
On Assignment *	400	13,460
Owens Corning	22,000	850,520
Pall	4,075	396,579
PAM Transportation Services *	5,652	331,151
Park-Ohio Holdings	14,165	656,264

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Industrials (continued)
Patrick Industries *	9,511	$571,231
Polypore International *	2,000	117,120
Precision Castparts	801	165,559
Raytheon	2,622	272,688
RBC Bearings	2,094	152,841
Republic Airways Holdings *	14,600	178,704
Resources Connection	5,700	89,832
Rockwell Automation	1,200	142,320
Roper Technologies	1,533	257,804
RPX *	7,000	108,920
Safe Bulkers	11,800	42,244
SkyWest	11,465	156,497
SL Industries *	5,222	216,870
Southwest Airlines	26,400	1,070,784
Spirit Airlines *	2,940	201,302
Stericycle *	3,817	509,302
Tennant	1,996	128,323
Tetra Tech	4,971	134,764
Timken	6,383	250,788
Trex Company *	1,600	75,072
UniFirst	1,305	147,765
Union Pacific	14,384	1,528,013
United Parcel Service, Cl B	9,078	912,611
United Technologies	2,964	337,155
Universal Truckload Services	7,200	152,928
Vectrus *	4,100	104,796
Verisk Analytics, Cl A *	7,700	577,808
Versar *	14,928	55,383
Viad	5,700	151,449
Wabash National *	21,026	294,784
Waste Management	7,000	346,710
Watsco	1,068	128,470
Werner Enterprises	14,000	376,180
WESCO International *	2,998	216,276
West	8,300	256,885
Willdan Group *	13,574	192,887
Willis Lease Finance *	2,700	51,300
WW Grainger	1,999	496,611
Xerium Technologies *	19,387	344,701
Xylem	33,000	1,221,660

		39,749,268

Information Technology — 9.4%
Activision Blizzard	8,500	193,927
Actua *	9,749	141,068

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Information Technology (continued)
Adobe Systems *	22,459	$1,708,232
Advanced Energy Industries *	16,600	406,036
Akamai Technologies *	10,500	774,690
Alpha & Omega Semiconductor *	4,911	40,221
Amdocs	13,200	726,924
Amkor Technology *	38,600	271,358
Amphenol, Cl A	3,000	166,110
Amtech Systems *	22,764	284,550
Analog Devices	6,600	408,144
AOL *	19,309	770,429
Apple	65,978	8,257,147
ARRIS Group *	5,046	169,924
Aspen Technology *	10,904	484,029
Atmel	38,779	293,945
Autobytel *	22,039	320,227
Automatic Data Processing	8,130	687,310
AVG Technologies *	5,100	121,992
Avnet	2,600	110,838
Bel Fuse, Cl B	5,900	121,127
Benchmark Electronics *	10,600	249,418
Black Box	7,300	145,270
Blackhawk Network Holdings, Cl A *	2,300	84,571
Blackhawk Network Holdings, Cl B *	4,400	161,524
Blucora *	10,600	144,902
Broadcom, Cl A	25,500	1,127,227
Cascade Microtech *	24,470	324,472
CDK Global	2,710	129,863
CDW	3,100	118,792
Cirrus Logic *	600	20,268
Cisco Systems	39,747	1,145,906
Citrix Systems *	10,100	678,316
Cognizant Technology Solutions, Cl A *	13,518	791,344
Coherent *	2,300	138,000
Computer Sciences	9,800	631,610
Constant Contact *	6,100	212,585
Corning	36,800	770,224
Cree *	25,600	811,008
Cypress Semiconductor	20,101	267,745
Daktronics	7,700	82,621
Demand Media *	3,200	20,512
DHI Group *	37,300	283,480
eBay *	1,226	71,427

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Information Technology (continued)
EchoStar, Cl A *	44,854	$2,242,700
Electro Rent	1,407	15,252
Electronic Arts *	12,244	711,254
EMC	4,568	122,925
EPAM Systems *	2,011	130,132
ePlus *	13,112	1,087,772
Equinix	2,644	676,679
Facebook, Cl A *	39,592	3,118,662
Fidelity National Information Services	3,100	193,719
Finisar *	21,500	437,095
Fiserv *	2,600	201,760
FleetCor Technologies *	5,793	932,036
FLIR Systems	4,300	132,827
FormFactor *	32,565	259,543
Gigamon *	1,300	38,259
Global Cash Access Holdings *	20,200	149,480
Google, Cl A *	10,415	5,715,439
Google, Cl C *	2,890	1,552,866
GTT Communications *	20,609	376,320
Hackett Group	26,484	254,246
Hewlett-Packard	31,684	1,044,621
Higher One Holdings *	24,800	69,688
Infoblox *	11,200	263,872
Information Services Group	55,176	216,842
Ingram Micro, Cl A *	16,500	415,140
Insight Enterprises *	8,500	243,270
Integrated Device Technology *	9,600	174,624
Integrated Silicon Solution	6,500	120,575
Intel	37,121	1,208,289
Internap *	27,013	253,922
Intuit	4,000	401,320
Itron *	16,000	573,760
IXYS	11,700	132,327
Jabil Circuit	29,000	653,080
Juniper Networks	37,500	991,125
Key Tronic *	9,900	118,305
Kulicke & Soffa Industries *	18,700	282,557
LinkedIn, Cl A *	2,799	705,712
LogMeIn *	1,800	115,524
MasterCard, Cl A	46,522	4,196,750
MaxLinear, Cl A *	32,334	275,809
Methode Electronics	12,463	529,179

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Information Technology (continued)
Microchip Technology	10,375	$494,421
Micron Technology *	52,818	1,485,770
Microsemi *	2,200	73,392
Microsoft	22,889	1,113,321
MicroStrategy, Cl A *	300	54,636
Monotype Imaging Holdings	2,800	90,748
Motorola Solutions	13,178	787,386
Multi-Fineline Electronix *	2,200	51,436
NCR *	15,000	411,600
Nuance Communications *	52,600	806,358
NVIDIA	27,000	599,265
OmniVision Technologies *	4,900	136,686
Oracle	77,115	3,363,756
OSI Systems *	1,400	94,094
Park City Group *	23,855	258,827
Paychex	13,831	669,282
PC Connection	12,300	298,767
PCM *	11,779	116,259
PC-Tel	11,600	91,640
PDF Solutions *	14,512	262,232
Pericom Semiconductor	11,800	147,736
Photronics *	10,600	92,962
Pixelworks *	39,416	183,284
Planar Systems *	57,019	329,000
Plexus *	6,690	288,004
Polycom *	10,700	139,635
Progress Software *	21,352	563,693
PTC *	21,850	837,729
QAD, Cl A	7,067	172,293
QUALCOMM	24,693	1,679,124
Quantum *	152,038	305,596
Reis	7,400	168,202
Rovi *	16,400	303,564
Sanmina *	5,700	115,881
Science Applications International	6,457	323,496
ShoreTel *	42,875	298,410
Sigma Designs *	11,700	93,483
Solera Holdings	3,968	192,527
Spok Holdings	1,900	35,767
SS&C Technologies Holdings	4,600	276,782
Stamps.com *	4,000	247,560
SuperCom *	3,960	48,154
SYNNEX	5,907	451,885

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Information Technology (continued)
TechTarget *	35,274	$381,665
TeleCommunication Systems, Cl A *	26,200	81,744
Telenav *	29,681	248,133
TeleTech Holdings	3,283	85,161
Teradata *	19,200	844,608
Tessco Technologies	1,300	32,851
Tessera Technologies	4,200	151,662
Total System Services	3,900	154,284
Ubiquiti Networks	15,213	434,635
Ultra Clean Holdings *	14,300	85,943
Unisys *	23,700	515,949
United Online *	18,385	291,035
VASCO Data Security International *	1,514	38,486
Verint Systems *	6,361	390,756
VeriSign *	1,393	88,469
Visa, Cl A	24,972	1,649,400
Wayside Technology Group	5,374	95,926
Web.com Group *	4,000	73,480
Workday, Cl A *	8,198	747,740
Xcerra *	1,900	18,677
XO Group *	1,300	21,138

		81,190,955

Materials — 1.7%
A Schulman	3,800	161,310
Air Products & Chemicals	4,118	590,645
Alcoa	46,000	617,320
Ashland	5,790	731,624
Axiall	6,200	252,960
Balchem	1,061	55,618
Ball	2,000	146,820
Berry Plastics Group *	6,900	236,118
Boise Cascade *	1,700	58,990
Calgon Carbon	5,565	123,487
Core Molding Technologies *	8,400	183,792
Crown Holdings *	2,400	130,224
Ecolab	2,484	278,158
EI du Pont de Nemours	7,668	561,298
Ferro *.	10,517	141,874
FMC	27,360	1,622,722
Friedman Industries	5,600	36,014
Graphic Packaging Holding	4,600	64,860
Huntsman	25,100	578,555

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Materials (continued)
International Flavors & Fragrances	4,173	$478,852
Kaiser Aluminum	2,767	222,384
KMG Chemicals	4,500	131,760
Materion	8,651	345,953
Minerals Technologies	4,536	307,223
Monsanto	4,095	466,666
Neenah Paper	3,500	211,645
OMNOVA Solutions *	22,000	175,780
PPG Industries	397	87,959
Praxair	4,032	491,622
Sealed Air	7,800	355,680
Sensient Technologies	8,702	568,763
Sherwin-Williams	9,330	2,593,740
Sigma-Aldrich	4,849	673,623
United States Steel	35,500	852,710
US Concrete *	8,449	306,699
Vulcan Materials	6,700	572,984

		15,416,432

Telecommunication Services — 1.1%
8x8 *	26,478	231,153
AT&T	37,109	1,285,456
Frontier Communications	15,091	103,524
General Communication, Cl A *	4,800	76,128
IDT, Cl B	8,286	141,111
inContact *	41,438	428,883
Inteliquent	30,400	577,904
Iridium Communications *	29,200	296,964
Level 3 Communications *	50,926	2,848,800
magicJack VocalTec *	2,800	18,200
NTELOS Holdings	6,700	38,927
Premiere Global Services *	13,300	135,793
Shenandoah Telecommunications	1,100	37,906
Verizon Communications	59,040	2,977,978

		9,198,727

Utilities — 1.2%
Alliant Energy	6,514	393,902
Ameren	2,547	104,274
American Electric Power	7,537	428,629
American States Water	7,600	291,764
American Water Works	14,700	801,444
Avista	3,612	117,823
Black Hills	5,074	250,098
Chesapeake Utilities	4,831	230,825

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Utilities (continued)
CMS Energy	3,900	$132,327
Dominion Resources	9,100	652,288
DTE Energy	7,229	575,645
Duke Energy	10,176	789,352
Edison International	2,000	121,880
El Paso Electric	2,836	105,528
Empire District Electric	4,537	106,937
Entergy	1,757	135,605
Eversource Energy	1,900	92,644
Exelon	3,585	121,962
FirstEnergy	318	11,420
Gas Natural	24,300	243,000
IDACORP	2,388	144,068
Integrys Energy Group	1,300	95,030
Laclede Group	3,753	194,893
MDU Resources Group	8,505	189,577
New Jersey Resources	4,392	134,000
NextEra Energy	6,400	645,952
NiSource	23,500	1,020,370
Northwest Natural Gas	2,328	108,718
NorthWestern	1,991	103,711
PG&E	1,607	85,042
Portland General Electric	8,531	299,950
PPL	3,100	105,493
Public Service Enterprise Group	3,900	162,006
SCANA	5,052	267,655
Sempra Energy	4,693	498,256
South Jersey Industries	2,550	134,512
Southern	2,487	110,174
Wisconsin Energy	10,500	515,760
Xcel Energy	11,234	380,945

		10,903,459

		381,253,678

Total Common Stock (Cost $683,333,975)		804,101,097

REGISTERED INVESTMENT COMPANIES — 3.6%
CLOSED-END FUND — 0.0%
FII BTG Pactual Corporate Office Fund ‡	191	6,739

EXCHANGE TRADED FUNDS — 0.0%
iShares FTSE A50 China Index ETF	141,600	287,564

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2015
(unaudited)

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value

EXCHANGE TRADED FUNDS (continued)
iShares MSCI Emerging Markets ETF	9,547	$409,375

		696,939

OPEN-END FUND — 3.6%
Oakmark International Small Cap Fund, Cl I	1,809,785	30,675,863

Total Registered Investment Companies (Cost $25,039,463)		31,379,541

PREFERRED STOCK (C) — 0.5%
BRAZIL — 0.3%
AES Tiete	5,600	31,764
Banco Bradesco	47,880	511,385
Bradespar	6,900	27,596
Centrais Eletricas Santa Catarina	2,700	18,747
Cia Brasileira de Distribuicao	1,400	46,931
Cia Energetica de Minas Gerais	21,968	106,087
Cia Energetica de Sao Paulo	7,500	46,499
Cia Paranaense de Energia	3,200	35,144
Eucatex Industria e Comercio	3,300	3,625
Gerdau	20,200	67,580
Itau Unibanco Holding	45,940	588,402
Itausa - Investimentos Itau	15,900	56,202
Klabin	9,800	11,905
Lojas Americanas	14,000	79,271
Metalurgica Gerdau, Cl A	15,800	51,339
Randon Participacoes	80,100	106,873
Suzano Papel e Celulose, Cl A	11,200	56,094
Telefonica Brasil	21,100	346,303
Unipar Carbocloro	8,040	11,875
Vale, Cl A	26,500	158,141
Whirlpool	11,900	15,009

		2,376,772

GERMANY — 0.1%
Henkel & KGaA	4,725	548,845
Volkswagen	1,012	260,535

		809,380

SOUTH AFRICA — 0.0%
Absa Bank	257	16,786

SOUTH KOREA — 0.1%
Hyundai Motor	3,700	419,541
LG Household & Health Care	45	15,057
Samsung Electronics	553	561,125

		995,723

PREFERRED STOCK (C) — continued
	Shares	Value

SPAIN — 0.0%
Grifols	1,977	$64,172

Total Preferred Stock (Cost $4,600,573)		4,262,833

EQUITY LINKED NOTES (B) (C) * — 0.3%
HSBC (convertible into Asain Paints) 03/10/16	3,335	40,093
(convertible into Axis Bank) 03/10/16	3,700	33,125
07/21/17	14,800	132,500
(convertible into Bajaj Auto) 11/16/15	10	307
(convertible into Bharti Airtel) 03/10/16	11,220	67,420
(convertible into Coal India) 12/15/15	13,200	75,499
(convertible into Hero Motorcorp) 12/15/15	10	367
(convertible into Hindustan Unilever) 03/10/16	4,000	53,631
(convertible into ICICI Bank) 08/01/16	37,100	193,710
(convertible into ITC) 09/15/16	39,340	199,950
(convertible into LIC Housing Finance) 10/28/16	29,298	198,661
(convertible into Mahindra & Mahindra GDR) 06/30/16	12,400	223,863
(convertible into NTPC) 03/10/16	13,420	31,803
(convertible into Oil and Natural Gas) 03/10/16	32,930	157,843
(convertible into Reliance Capital) 10/28/16	12,640	80,486
(convertible into Reliance Industries) 10/28/16	16,152	219,617
(convertible into Tata Consultancy Services) 09/15/16	3,080	119,645
(convertible into Ultratech Cement) 03/10/16	1,100	46,345
(convertible into Unitech) 06/30/16	180,940	43,932
(convertible into UPL) 10/28/16	22,015	170,313

Total Equity Linked Notes (Cost $1,582,052)		2,089,110

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2015
(unaudited)

RIGHTS * — 0.0%
	Number of Rights/ Shares	Value
Cofinimmo, Expires 05/12/15	1	$—
Constellation Software, Expires 09/20/15	500	149
PDG Realty Empreendimentos e Participacoes, Expires 06/30/15	94,205	3,127

Total Rights (Cost $—)		3,276

SHORT-TERM INVESTMENT — 1.9%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (D) (Cost $16,316,871)	16,316,871	16,316,871

Total Investments — 99.5% (Cost $730,872,934)		$858,152,728

A list of the outstanding forward foreign currency contracts held by the Fund at April 30, 2015, is as follows:

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
BBH	6/17/ 15	CHF	2,117,000	USD	2,157,342	$(115,923)
State Street	5/11/15	AUD	1,648,700	USD	1,383,841	79,956
State Street	6/9/15 -6/10/15	CAD	2,480,900	USD	2,112,617	57,526
State Street	10/ 7/ 15	CHF	316,500	USD	329,536	(12,000)
State Street	8/11/15	EUR	7,062,300	USD	8,014,217	72,781
State Street	10/ 8/ 15	GBP	1,628,100	USD	2,406,991	(89,588)
State Street	6/9/15	KRW	944,508,600	USD	839,327	(40,718)
State Street	5/ 11/15	USD	267,754	AUD	338,000	(444)
State Street	8/11/15	USD	1,783,928	EUR	1,652,100	73,831
State Street	6/9/15	USD	120,098	KRW	133,273,000	4,079

						$29,500

For the six-month period ended April 30, 2015, the total amount of all open forward foreign currency contracts, as presented in the tables above, is representative of the volume of activity for this derivative type during the six-month period.

Percentages are based on net assets of $862,558,651.

‡	Real Estate Investment Trust
*	Non-income producing security.
(A)	Security considered Master Limited Partnership. At April 30, 2015, this security amounted to $59,827 or 0.0% of Net Assets.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	Interest rate unavailable.
(D)	The rate reported is the 7-day effective yield as of April 30, 2015.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

ETF — Exchange Traded Fund

EUR — Euro

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

KRW — Korean Won

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

Ser — Series

USD — U.S. Dollar

The following is a list of the inputs used as of April 30, 2015, in valuing the Fund’s investments carried at market value

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$804,045,488	$—	$55,609	$804,101,097
Registered Investment Companies	31,379,541	—	—	31,379,541
Preferred Stock	4,262,833	—	—	4,262,833
Equity Linked Notes	—	2,089,110	—	2,089,110
Rights	—	3,276	—	3,276
Short-Term Investment	16,316,871	—	—	16,316,871

Total Investments in Securities	$856,004,733	$2,092,386	$55,609	$858,152,728

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts*
Appreciation	$—	$288,173	$—	$288,173
Depreciation	—	(258,673)	—	(258,673)

Total Other Financial Instruments	$—	$29,500	$—	$29,500

* Forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) A reconciliation of Level 3 investments is presented when the Fund has greater than 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the six-month period ended April 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six-month period ended April 30, 2015, there were transfers between Level 1 and Level 3 assets and liabilities due to changes in the availability of unadjusted inputs used to determine fair value. All transfers, if any, are recognized at the end of the period.

Amounts designated as $— are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
April 30, 2015
(unaudited)

Sector Weightings †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 48.3%
	Shares	Value

OPEN-END FUNDS — 48.3%
AllianzGI Convertible Fund, Cl I	1,208,531	$41,984,375
PIMCO Emerging Local Bond Fund, Cl I	4,939,729	40,110,600

Total Registered Investment Companies (Cost $87,154,877)		82,094,975

COMMON STOCK — 24.7%
ENERGY — 22.3%
American Midstream Partners LP (A)	10,299	192,900
Arc Logistics Partners (A)	14,433	281,299
Buckeye Partners LP (A)	22,551	1,839,711
Crestwood Midstream Partners LP	107,261	1,702,232
CrossAmerica Partners (A)	13,576	426,286
CSI Compressco	13,974	296,249
DCP Midstream Partners LP (A)	21,480	876,384
Dynagas LNG Partners (A)	1,971	38,967
Enbridge Energy Management LLC	99,839	3,686,059
Energy Transfer Equity LP (A)	13,584	905,510
Energy Transfer Partners LP (A)	68,508	3,958,368
EnLink Midstream Partners LP (A)	48,133	1,238,462
Exterran Partners LP (A)	45,354	1,212,312
Foresight Energy	3,300	45,771
GasLog Partners LP	3,039	86,672
Global Partners LP (A)	17,175	689,405
Golar LNG Partners LP (A)	16,215	473,640
Hoegh LNG Partners LP (A)	3,363	72,977
Holly Energy Partners LP (A)	24,667	812,778
KNOT Offshore Partners LP (A)	9,085	218,040
Martin Midstream Partners LP (A)	30,946	1,148,097
Midcoast Energy Partners LP (A)	27,232	373,895
NGL Energy Partners LP (A)	26,590	778,023
NuStar Energy LP (A)	54,540	3,663,997

COMMON STOCK — continued
	Shares/ Face Amount(1)	Value

ENERGY (continued)
ONEOK Partners LP (A)	35,220	$1,477,479
Seadrill Partners (A)	26,690	405,154
Southcross Energy Partners LP (A)	25,906	396,621
Sprague Resources LP (A)	13,450	345,127
Summit Midstream Partners LP (A)	11,363	402,818
Targa Resources Partners LP (A)	32,094	1,458,351
TC Pipelines LP (A)	27,316	1,859,673
Teekay LNG Partners LP (A)	49,242	1,941,119
Teekay Offshore Partners (A)	16,783	393,729
Transmontaigne Partners LP (A)	4,922	185,609
USA Compression Partners LP	30,126	696,212
USD Partners (A)	5,850	84,884
Williams Partners LP (A)	66,208	3,270,679

		37,935,489

FINANCIALS — 0.4%
Alpha Bank AE *	398,322	139,097
Annaly Capital Management ‡	22,000	221,540
Omega Healthcare Investors ‡	3,000	108,270
Oslo Bors VPS Holding	11,150	146,599

		615,506

MATERIALS — 0.2%
CVR Partners LP (A)	17,686	257,508
OCI Partners (A)	3,757	69,204
Terra Nitrogen LP (A)	850	113,696

		440,408

UTILITIES — 1.8%
Abengoa Yield PLC	4,625	156,834
AmeriGas Partners LP (A)	20,695	1,008,467
Ferrellgas Partners LP (A)	35,459	868,391
Suburban Propane Partners LP (A)	22,070	985,426

		3,019,118

Total Common Stock (Cost $39,381,730)		42,010,521

CORPORATE OBLIGATIONS — 23.0%
CONSUMER DISCRETIONARY — 4.5%
Ancestry.com 11.000%, 12/15/20	500,000	568,750
Beverages & More 10.000%, 11/15/18 (B)	100,000	99,750

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
April 30, 2015
(unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount(1)		Value

CONSUMER DISCRETIONARY (continued)
Carlson Travel Holdings 7.500%, 08/15/19 (B)		450,000	$456,750
Churchill Downs 5.375%, 12/15/21		700,000	714,000
Cirsa Funding Luxembourg 8.750%, 05/15/18 (B)	EUR	500,000	575,461
Europcar Groupe MTN 11.500%, 05/15/17 (B)	EUR	250,000	316,504
Gol LuxCo 8.875%, 01/24/22 (B)		200,000	153,313
HJ Heinz 4.250%, 10/15/20		500,000	512,500
Live Nation Entertainment 7.000%, 09/01/20 (B)		800,000	852,000
MGM Resorts International 7.750%, 03/15/22		650,000	729,625
Servicios Corporativos Javer 9.875%, 04/06/21 (B)		500,000	530,750
Station Casinos 7.500%, 03/01/21		700,000	754,250
Viking Cruises 8.500%, 10/15/22 (B)		675,000	748,373
Wynn Las Vegas 5.375%, 03/15/22		550,000	559,625

			7,571,651

CONSUMER STAPLES — 1.2%
Constellation Brands 4.250%, 05/01/23		300,000	308,625
JBS USA 5.875%, 07/15/24 (B)		550,000	561,000
Simmons Foods 7.875%, 10/01/21 (B)		425,000	413,313
Southern Graphics 8.375%, 10/15/20 (B)		825,000	841,500

			2,124,438

ENERGY — 1.9%
Bonanza Creek Energy 5.750%, 02/01/23		600,000	583,500
Cloud Peak Energy Resources 6.375%, 03/15/24		725,000	594,500
MEG Energy 7.000%, 03/31/24 (B)		675,000	665,010
Memorial Production Partners 6.875%, 08/01/22 (B)		375,000	351,562
Memorial Production Partners 7.625%, 05/01/21		450,000	439,875

CORPORATE OBLIGATIONS — continued
	Face Amount(1)		Value

ENERGY — continued
Northern Blizzard Resources 7.250%, 02/01/22 (B)		725,000	$688,750

			3,323,197

FINANCIALS — 2.9%
Aviv Healthcare Properties 6.000%, 10/15/21		450,000	515,448
DFC Finance 10.500%, 06/15/20 (B)		600,000	480,000
Emma Delta Finance 12.000%, 10/15/17 (B)	EUR	1,000,000	1,145,308
Gala Electric Casinos 11.500%, 06/01/19 (B)	GBP	300,000	478,917
Lansing Trade Group 9.250%, 02/15/19 (B)		600,000	600,000
Minerva Luxembourg 7.750%, 01/31/23 (B)		600,000	598,500
MPT Operating Partnership MTN 5.750%, 10/01/20 ‡	EUR	400,000	488,440
Nationstar Mortgage 6.500%, 06/01/22		550,000	534,188

			4,840,801

HEALTH CARE — 3.0%
CHS 5.125%, 08/01/21		400,000	414,000
DaVita HealthCare Partners 5.750%, 08/15/22		650,000	690,625
Envision Healthcare 5.125%, 07/01/22 (B)		500,000	515,000
Halyard Health 6.250%, 10/15/22 (B)		475,000	501,125
HCA 4.750%, 05/01/23		700,000	735,000
Kindred Healthcare 6.375%, 04/15/22		475,000	489,250
LifePoint Hospitals 5.500%, 12/01/21		750,000	788,325
Tenet Healthcare 4.500%, 04/01/21		800,000	797,000
Vantage Oncology 9.500%, 06/15/17 (B)		150,000	148,500

			5,078,825

INDUSTRIALS — 5.7%
ADS Tactical 11.000%, 04/01/18 (B)		900,000	927,000
DigitalGlobe 5.250%, 02/01/21 (B)		750,000	755,625

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
April 30, 2015
(unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount(1)		Value

INDUSTRIALS (continued)
Ducommun 9.750%, 07/15/18		750,000	$795,000
Fly Leasing 6.750%, 12/15/20		700,000	717,500
Kissner Milling 7.250%, 06/01/19 (B)		600,000	617,250
Marine Harvest 4.830%, 03/12/18 (C)	NOK	2,000,000	272,919
Moto Finance 6.375%, 09/01/20 (B)	GBP	300,000	475,509
Multi-Color 6.125%, 12/01/22 (B)		450,000	468,000
Numericable-SFR 4.875%, 05/15/19 (B)		700,000	706,125
Orbital ATK 5.250%, 10/01/21 (B)		675,000	698,625
Sensata Technologies BV 4.875%, 10/15/23 (B)		850,000	881,875
Techniplas 10.000%, 05/01/20 (B)		350,000	360,500
TransDigm 6.500%, 07/15/24		200,000	202,970
United Continental Holdings 6.375%, 06/01/18		250,000	265,625
United Continental Holdings 6.000%, 12/01/20		325,000	345,313
US Airways Group 6.125%, 06/01/18		750,000	788,906
VRG Linhas Aereas 10.750%, 02/12/23 (B)		400,000	348,000

			9,626,742

INFORMATION TECHNOLOGY — 0.9%
Activision Blizzard 5.625%, 09/15/21 (B)		450,000	480,937
Gamenet 7.250%, 08/01/18 (B)	EUR	500,000	519,375
NeuStar 4.500%, 01/15/23		500,000	440,000

			1,440,312

MATERIALS — 1.3%
Crown Americas 4.500%, 01/15/23		525,000	527,625
LSB Industries 7.750%, 08/01/19		750,000	798,750

CORPORATE OBLIGATIONS — continued
	Face Amount(1)		Value

MATERIALS (continued)
Sealed Air 6.500%, 12/01/20 (B)		750,000	$834,375

			2,160,750

TELECOMMUNICATION SERVICES — 0.9%
Univision Communications 6.750%, 09/15/22 (B)		678,000	728,036
Virgin Media Finance 6.375%, 04/15/23 (B)		850,000	894,625

			1,622,661

UTILITIES — 0.7%
Calpine 7.875%, 01/15/23 (B)		524,000	576,400
GenOn Americas Generation 9.125%, 05/01/31		750,000	713,437

			1,289,837

Total Corporate Obligations (Cost $39,165,188)			39,079,214

CONVERTIBLE BONDS — 0.5%
Annaly Capital Management 5.000%, 05/15/15 ‡		300,000	300,188
Pescanova 8.750%, 02/17/19 (D)	EUR	400,000	40,423
5.125%, 04/20/17 (D)	EUR	500,000	50,528
Tesla Motors 1.250%, 03/01/21		275,000	253,859
Titan Machinery 3.750%, 05/01/19		375,000	288,750

Total Convertible Bonds (Cost $1,086,055)			933,748

LOAN PARTICIPATIONS — 0.3%
NARTC Bank Loan 11.500%, 07/13/20		400,000	396,000
8.750%, 01/13/20		6,985	6,898
7.750%, 01/13/20		190,588	188,206

Total Loan Participations (Cost $589,146)			591,104

SOVEREIGN DEBT — 0.3%
Hellenic Republic Government Bond 3.000%, 02/24/23 (E)	EUR	200,000	132,496

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
April 30, 2015
(unaudited)

SOVEREIGN DEBT — continued
	Face Amount(1)/ Shares	Value

Mexican Bonos 5.000%, 06/15/17	MXN 6,200,000	$411,395

Total Sovereign Debt (Cost $652,458)		543,891

PREFERRED STOCK (F) — 0.3%
UNITED STATES — 0.3%
Amid PIPE *	7,340	137,478
Teekay Offshore Partners	13,000	299,000

Total Preferred Stock (Cost $501,665)		436,478

SHORT-TERM INVESTMENT — 2.4%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (G) (Cost $4,029,254)	4,029,254	4,029,254

Total Investments — 99.8% (Cost $172,560,373)		$169,719,185

The open futures contracts held by the Fund at April 30, 2015, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Depreciation
BP Currency	(10)	Jun-2015	$(29,417)
Euro Currency	(25)	Jun-2015	(225,268)

			$(254,685)

For the six-month period ended April 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the six-month period.

Percentages are based on net assets of $170,133,138

*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	In U.S. dollars unless otherwise indicated.
(A)	Security considered Master Limited Partnership. At April 30, 2015, this security amounted to $34,724,986 or 20.4% of Net Assets.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	Floating rate security — Rate disclosed is the rate in effect on April 30, 2015.

(D)	Security in default on interest payments.
(E)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on April 30, 2015. The coupon on a step bond changes on a specified date.
(F)	Rate not available.
(G)	The rate reported is the 7-day effective yield as of April 30, 2015.

Cl — Class

EUR Euro

GBP British Pound Sterling

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

MXN — Mexican Peso

NOK — Norwegian Krone

PLC — Public Limited Company

PIPE Private Investment in Public Equity

The following is a list of the inputs used as of April 30, 2015, in valuing the Fund’s investments carried at market value

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$82,094,975	$—	$—	$82,094,975
Common Stock	42,010,521	—	—	42,010,521
Corporate Obligations	—	39,079,214	—	39,079,214
Convertible Bonds	—	933,748	—	933,748
Loan Participations	—	591,104	—	591,104
Sovereign Debt	—	543,891	—	543,891
Preferred Stock	299,000	137,478	—	436,478
Short-Term Investment	4,029,254	—	—	4,029,254

Total Investments in Securities	$128,433,750	$41,285,435	$—	$169,719,185

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Future Contracts*
Depreciation	$—	$(254,685)	$—	$(254,685)

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the six-month period ended April 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six-month period ended April 30, 2015, there were transfers between Level 2 and Level 3 assets and liabilities due to changes in the availability of unadjusted inputs used to determine fair value. All transfers, if any, are recognized at the end of the period.

Amounts designated as $— are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2015
(unaudited)

Sector Weightings†

	Long	Short	Net
Registered Investment Companies	57.4%	(1.0)%	56.4%
Short-Term Investment	8.8	0.0	8.8
U.S. Treasury Obligations	7.4	0.0	7.4
Health Care	2.5	(1.3)	1.2
Financials	5.6	(4.5)	1.1
Industrials	2.3	(1.4)	0.9
Information Technology	3.5	(2.7)	0.8
Consumer Discretionary	3.0	(2.5)	0.5
Consumer Staples	0.5	(0.4)	0.1
Utilities	0.6	(0.5)	0.1
Preferred Stock	0.1	0.0	0.1
Telecommunication Services	0.3	(0.2)	0.1
Purchased Options	0.0	0.0	0.0
Rights	0.0	0.0	0.0
Warrants	0.0	0.0	0.0
Materials	0.7	(1.0)	(0.3)
Written Options	0.0	(0.3)	(0.3)
Energy	1.0	(1.4)	(0.4)

Total			76.5
Other Assets and Liabilities, Net			23.5

			100.0%

† As a percentage of the Fund’s Net Assets.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 57.4%
	Shares	Value

EXCHANGE TRADED FUNDS — 10.2%
Health Care Select Sector SPDR Fund	34,600	$2,480,128
PowerShares S&P 500 Downside Hedged Portfolio	1,591,148	42,483,651
Technology Select Sector SPDR Fund	51,200	2,180,096

		47,143,875

OPEN-END FUNDS — 47.2%
AQR Managed Futures Strategy HV Fund	4,155,227	50,153,585
AQR Multi Strategy Alternative Fund	3,716,848	36,499,450
AQR Style Premia Alternative Fund	4,542,357	43,061,541
ASG Managed Futures Strategy Fund, Cl Y	3,973,041	45,650,241
PIMCO All Asset All Authority Fund, Cl I	4,590,514	43,013,113

		218,377,930

Total Registered Investment Companies (Cost $268,434,163)		265,521,805

COMMON STOCK — 19.4%

BAHAMAS — 0.0%
Teekay Tankers, Cl A	24,300	153,090

COMMON STOCK — continued
	Shares	Value
BERMUDA — 0.1%
Assured Guaranty	19,200	$499,008

BRAZIL — 0.1%
Cia Energetica de Minas Gerais ADR (B)	51,000	250,920

BRITISH VIRGIN ISLANDS — 0.1%
Atlas Mara *	69,840	481,896

CANADA — 1.5%
Advantage Oil & Gas *(B)	18,231	112,850
AGF Management, Cl B	45,200	289,220
Agrium	6,500	673,595
Air Canada, Cl B *	66,800	637,825
Canfor Pulp Products	9,400	120,061
Cascades	4,600	26,689
CCL Industries, Cl B	1,700	195,447
Choice Properties ‡	2,800	25,992
Chorus Aviation, Cl B	46,500	232,018
Cogeco	2,000	89,714
Cogeco Cable	500	28,641
Dream Office ‡	26,500	607,973
Eagle Energy Trust	3,300	8,616
Equitable Group	700	35,450
Genworth MI Canada	22,800	664,252
Gran Tierra Energy *	17,700	65,844
Great-West Lifeco	22,800	699,402
Just Energy Group	29,400	157,905
Lightstream Resources	192,500	215,396
Lucara Diamond	68,400	115,087
Mart Resources	264,500	129,345
Martinrea International *	13,700	136,830
Medical Facilities	5,200	70,511
North American Energy Partners	94,241	265,760
North West	4,400	90,298
OceanaGold	116,800	222,661
Pacific Rubiales Energy	68,082	228,369
Suncor Energy	18,300	595,944
Twin Butte Energy	213,400	148,575
WestJet Airlines, Cl A	4,300	97,191
Wi-LAN	48,700	119,076
Zargon Oil & Gas	3,700	10,733

		7,117,270

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

CAYMAN ISLANDS — 0.1%
Herbalife	1,500	$62,280
Real Nutriceutical Group (B)	414,000	130,868
Xingda International Holdings (B)	358,000	116,400

		309,548

CHILE — 0.0%
Administradora de Fondos de Pensiones Habitat	19,085	29,364

CHINA — 1.4%
361 Degrees International (B)	170,000	65,802
Agile Property Holdings (B)	585,500	491,030
Bank of Chongqing, Cl H (B)	43,500	46,752
Baoye Group, Cl H (B)	32,000	26,672
Beijing Capital Land, Cl H (B)	202,000	167,322
China Construction Bank, Cl H (B)	607,000	591,293
Chongqing Rural Commercial Bank, Cl H (B)	210,000	188,038
CNinsure ADR *(B)	32,100	375,570
CNOOC (B)	317,000	537,430
Concord Medical Services Holdings ADR (B)	14,612	104,622
Dongfeng Motor Group, Cl H (B)	190,000	317,216
Dongyue Group (B)	260,000	110,702
Evergrande Real Estate Group (B)	871,000	825,986
HNA Infrastructure, Cl H (B)	47,000	49,240
Industrial & Commercial Bank of China ADR (B)	18,780	324,894
JA Solar Holdings ADR * (B)	35,389	354,598
Jintian Pharmaceutical Group (B)	406,000	216,867
Metallurgical Corp of China, Cl H (B)	119,000	70,474
Peak Sport Products (B)	314,000	106,550
SOHO China (B)	171,500	130,331
Trina Solar ADR *	7,717	94,225
Vipshop Holdings ADR *(B)	2,300	65,067
Weiqiao Textile, Cl H (B)	122,000	90,195
Wumart Stores, Cl H (B)	160,000	140,171
Xinhua Winshare Publishing and Media, Cl H (B)	92,000	115,378
Xinyuan Real Estate ADR (B)	31,000	106,950
Zhejiang Expressway, Cl H (B)	360,000	573,172
Zijin Mining Group, Cl H (B)	68,000	26,233

		6,312,780

COMMON STOCK — continued
	Shares	Value

GERMANY — 0.0%
Affimed *	10,800	$85,320

GREECE — 0.1%
Aegean Airlines	14,945	125,858
Danaos *	21,907	131,880

		257,738

HONG KONG — 0.7%
Champion ‡(B)	273,000	147,938
Chaowei Power Holdings (B)	44,000	31,621
China Everbright (B)	10,000	33,224
China Lilang (B)	131,000	136,230
China Travel International Investment Hong Kong (B)	312,000	139,283
CSI Properties (B)	520,000	21,134
Emperor International Holdings (B)	340,000	84,226
Fortune ‡(B)	257,000	265,272
Franshion Properties China (B)	538,000	217,961
HK Electric Investments & HK Electric Investments (B) (C)	394,500	268,750
Michael Kors Holdings *	11,100	686,646
Sino Biopharmaceutical (B)	188,000	215,396
Skyworth Digital Holdings (B)	662,000	591,914
Sunlight ‡(B)	282,000	142,627
TCC International Holdings (B)	318,000	134,576
Tianjin Port Development Holdings (B)	480,000	154,828
Varitronix International (B)	80,000	63,789

		3,335,415

ISRAEL — 0.2%
Magic Software Enterprises	26,579	170,903
Mind CTI	21,300	59,427
Orbotech *	15,904	285,477
RADCOM *	12,900	127,065
Radware *	14,600	345,582

		988,454

KUWAIT — 0.0%
Sungdo Engineering & Construction	11,333	55,185

MALAYSIA — 0.1%
Pharmaniaga	31,000	65,020
Top Glove	89,700	141,042
UEM Edgenta	76,700	77,960

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

MALAYSIA (continued)
VS Industry	90,600	$100,228

		384,250

MEXICO — 0.1%
America Movil ADR, Cl L (B)	17,800	371,842

PANAMA — 0.1%
Banco Latinoamericano de Comercio Exterior, Cl E	4,994	158,659
Copa Holdings, Cl A	1,300	144,157

		302,816

PUERTO RICO — 0.0%
Triple-S Management, Cl B *(B)	11,935	223,423

RUSSIA — 0.0%
MMC Norilsk Nickel ADR (B)	3,927	73,749

SINGAPORE — 0.1%
Asian Pay Television Trust	89,700	61,011
China Yuchai International	4,900	98,784
CSE Global	81,700	35,503
Lian Beng Group	157,000	67,039
UMS Holdings	180,000	76,859

		339,196

SOUTH AFRICA — 0.0%
Net 1 UEPS Technologies *	5,700	77,919

SOUTH KOREA — 1.6%
Avatec	5,493	48,986
BRIDGETEC	27,851	112,495
Chongkundang Holdings	199	13,403
DK UIL	11,677	156,311
DY	15,360	119,498
e-LITECOM	12,413	268,640
GMB Korea	8,543	53,155
GOLFZONYUWONHOLDINGS	5,494	67,906
GS Retail	12,599	456,009
Halla Holdings	5,557	359,235
Hanshin Construction	971	15,851
Hansol Holdings	25,677	192,817
HS R&A	3,626	108,239
Hyundai Telecommunication	21,335	119,412
iMarketKorea	3,737	95,342
Interpark Holdings	12,848	107,147

COMMON STOCK — continued
	Shares	Value

SOUTH KOREA (continued)
IsuPetasys	43,636	$249,523
Jahwa Electronics	11,825	142,297
KC Tech	17,227	150,897
Korea Electric Power	14,087	615,649
Korea United Pharm	8,574	159,163
Kwang Dong Pharmaceutical	18,216	281,226
Kyungchang Industrial	8,054	60,630
Kyungdong Pharm	4,264	101,827
LG Display	24,569	684,127
Samjin Pharmaceutical	6,674	151,286
Samsung Electronics	737	969,375
Shinsegae Engineering & Construction	4,348	277,834
Sinil Pharm	6,920	138,787
SK Hynix	14,409	620,313
Tongyang Life Insurance	20,585	283,236

		7,180,616

TAIWAN — 0.1%
ChipMOS TECHNOLOGIES	7,234	167,105
Silicon Motion Technology ADR (B)	6,200	181,722

		348,827

THAILAND — 0.0%
Fabrinet *	4,580	82,944

UNITED STATES — 13.0%
Consumer Discretionary — 2.4%
1-800-Flowers.com, Cl A *	17,000	179,690
Aaron’s	4,100	139,400
Abercrombie & Fitch, Cl A	900	20,232
Apollo Education Group, Cl A *	4,400	73,854
Ascena Retail Group *(B)	19,800	296,802
Bassett Furniture Industries	12,871	363,220
Big Lots	4,000	182,280
Bloomin’ Brands	5,000	113,300
Brinker International	2,300	127,351
Build-A-Bear Workshop, Cl A *	5,256	96,868
Carter’s	2,000	199,720
Cato, Cl A	1,000	39,340
Cheesecake Factory	3,500	175,455
Chipotle Mexican Grill, Cl A *(B)	540	335,524
Chuy’s Holdings *	1,500	33,930
Citi Trends *	1,000	22,780
Cracker Barrel Old Country Store	100	13,248
Culp	7,873	203,517

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Discretionary (continued)
Denny’s *	10,500	$109,305
Drew Industries (B)	2,797	158,506
El Pollo Loco Holdings *(B)	22,145	579,756
Finish Line, Cl A	4,500	110,385
Fossil Group *	1,100	92,378
Habit Restaurants, Cl A *	17,400	576,288
Hibbett Sports *	3,300	154,440
Isle of Capri Casinos *(B)	65,417	930,230
LKQ *	7,300	197,611
Marcus (B)	16,834	326,075
MarineMax *(B)	17,200	379,776
McClatchy, Cl A *(B)	64,629	89,834
Modine Manufacturing *(B)	10,367	127,410
Movado Group	3,600	105,408
Panera Bread, Cl A *	1,400	255,472
Perry Ellis International *	3,400	81,328
RCI Hospitality Holdings *	13,570	154,562
Rocky Brands	12,394	278,121
Ruth’s Hospitality Group (B)	20,536	298,799
SeaWorld Entertainment	3,200	67,840
Select Comfort *(B)	7,800	240,396
Shoe Carnival	3,300	86,163
Skullcandy *	30,025	324,570
Smith & Wesson Holding *	5,100	75,812
Stage Stores (B)	14,100	272,271
Starz *	6,900	271,377
Tower International *(B)	4,767	123,275
Tribune Publishing (B)	23,800	418,166
Tupperware Brands	1,600	106,976
Unifi *(B)	9,140	322,551
Universal Electronics *(B)	4,927	265,762
US Auto Parts Network *	66,519	106,430
VOXX International, Cl A *	700	6,671
ZAGG *	53,610	446,571
Zumiez *(B)	6,346	201,232

		10,958,258

Consumer Staples — 0.3%
Andersons	1,100	46,959
Avon Products	1,800	14,706
Calavo Growers (B)	6,184	313,220
Central Garden & Pet, Cl A *	20,300	198,940
Ingles Markets, Cl A (B)	5,000	209,300
John B Sanfilippo & Son	1,300	67,613

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Staples (continued)
MGP Ingredients	17,649	$247,792
Omega Protein *	18,777	239,970
Reed’s *	13,200	67,980
SpartanNash	7,200	217,224

		1,623,704

Energy — 0.5%
Abraxas Petroleum *	107,800	409,640
Denbury Resources	3,400	29,954
Matrix Service *(B)	3,409	74,896
Northern Oil and Gas *	9,300	82,212
Pacific Ethanol *	21,600	258,336
Patterson-UTI Energy	2,500	55,875
REX American Resources *(B)	5,183	327,669
Superior Energy Services (B)	1,000	25,500
TransGlobe Energy (B)	22,790	103,694
US Energy Wyoming *	39,425	48,887
VAALCO Energy *	20,400	50,388
Valero Energy (B)	10,300	586,070
WPX Energy *(B)	20,900	287,375

		2,340,496

Financials — 3.5%
American Homes 4 Rent, Cl A ‡(B)	31,000	523,590
American Residential Properties ‡ *	24,500	459,620
Apollo Residential Mortgage ‡	5,900	93,574
Aspen Insurance Holdings	7,500	350,475
Banner (B)	5,800	262,276
BBX Capital, Cl A *	5,134	94,106
Berkshire Hills Bancorp	8,162	228,618
Boston Private Financial Holdings (B)	19,800	260,370
Brixmor Property Group ‡(B)	29,900	701,155
Century Bancorp, Cl A	2,522	97,425
Chambers Street Properties ‡	13,700	102,750
City Office ‡	5,800	74,878
CM Finance	20,241	281,350
Corporate Office Properties Trust ‡	1,300	34,307
Cousins Properties ‡(B)	64,900	632,126
CyrusOne ‡(B)	17,200	558,656
Equity Commonwealth ‡ *(B)	27,300	688,233
Federated National Holding	6,000	172,800
Financial Institutions	6,079	143,160
First Busey (B)	35,760	223,142
First Industrial Realty Trust ‡	3,500	69,055

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Financials (continued)
First Merchants (B)	9,843	$222,157
Forest City Enterprises, Cl A *(B)	28,507	677,326
Gain Capital Holdings	12,500	123,500
Heritage Commerce	25,333	225,717
Investment Technology Group (B)	8,467	241,225
Investors Real Estate Trust ‡(B)	99,700	714,849
MainSource Financial Group	4,454	85,740
Marlin Business Services	2,100	41,937
Meta Financial Group	1,030	42,137
MidSouth Bancorp	13,330	172,890
Mortgage Investment Trust ‡	12,763	245,305
Orchid Island Capital, Cl A ‡	13,885	191,752
Oritani Financial (B)	11,773	175,418
Peoples Bancorp	2,908	67,437
Piedmont Office Realty Trust, Cl A ‡	5,000	87,400
Piper Jaffray *(B)	5,277	266,225
Preferred Bank	4,200	118,356
S&T Bancorp (B)	10,466	281,535
Saul Centers ‡(B)	12,482	628,094
Security National Financial, Cl A *	13,200	76,692
Select Income ‡	15,300	354,807
Simon Property Group ‡(B)	2,900	526,321
Solar Capital (B)	36,448	720,212
Sotherly Hotels ‡	13,068	107,680
Strategic Hotels & Resorts ‡ *(B)	45,800	535,860
Sunstone Hotel Investors ‡	17,400	271,092
Taubman Centers ‡(B)	7,300	525,673
Unity Bancorp	7,072	65,487
Voya Financial (B)	14,900	630,866
Walker & Dunlop *(B)	18,951	362,722
WesBanco (B)	6,365	200,561
Westfield Financial	39,468	305,877
WP GLIMCHER ‡(B)	45,400	681,000
WSFS Financial (B)	1,772	126,113

		16,151,629

Health Care — 1.8%
Affymetrix *(B)	27,957	339,118
Alliance HealthCare Services *	6,644	141,318
Allscripts Healthcare Solutions *	2,500	33,250
Almost Family *	8,885	384,543
Amgen	1,900	300,029
AMN Healthcare Services *	12,984	296,165
Amsurg, Cl A *(B)	1,152	72,253

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Health Care (continued)
BioSpecifics Technologies *	5,600	$214,536
Bruker *	3,200	60,672
Cambrex *(B)	7,989	307,497
China Cord Blood *	42,969	270,705
Computer Programs & Systems	2,100	109,893
Digirad	16,076	67,680
Enzo Biochem *	39,601	110,883
Greatbatch *(B)	5,821	313,868
Harvard Bioscience *	57,700	320,235
Health Net *(B)	8,800	463,320
Heska *	4,523	127,051
ICU Medical *(B)	1,997	168,487
Infinity Pharmaceuticals *(B)	8,400	106,428
LHC Group *(B)	4,058	130,099
Merge Healthcare *(B)	76,137	378,401
Merit Medical Systems *(B)	14,068	273,060
Misonix *	4,800	62,544
Natus Medical *(B)	7,807	294,402
Omnicell *(B)	9,555	339,489
OncoGenex Pharmaceuticals *	23,300	46,833
OraSure Technologies *(B)	29,922	188,508
PAREXEL International *	1,000	63,575
PDL BioPharma	21,700	144,739
PharMerica *(B)	9,989	286,285
pSivida *	14,200	56,232
RTI Surgical *	21,583	120,865
SciClone Pharmaceuticals *(B)	37,887	309,537
Simulations Plus	14,900	87,165
Skystar Bio-Pharmaceutical *	16,504	65,191
Synergetics USA *	121,300	593,157
Team Health Holdings *	2,900	172,753
Thoratec *	2,500	100,275
Vascular Solutions *	600	19,236
Vericel *	47,600	157,556
WellCare Health Plans *	900	69,687

		8,167,520

Industrials — 1.5%
ACCO Brands *(B)	34,434	270,996
Accuride *	23,500	95,880
AECOM *	2,000	63,120
Air Transport Services Group *	6,900	64,308
ARC Document Solutions *	9,200	78,568
Argan (B)	19,000	613,890

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Industrials (continued)
Babcock & Wilcox	3,000	$96,960
Brady, Cl A	3,800	101,194
Brink’s	2,300	60,881
Covenant Transportation Group, Cl A *(B)	7,035	214,356
CRA International *(B)	12,208	356,474
Douglas Dynamics (B)	11,153	242,578
Ducommun *	4,678	142,211
Engility Holdings (B)	4,435	123,603
Federal Signal (B)	21,340	335,465
Flowserve	2,500	146,325
FreightCar America	3,000	78,270
Gibraltar Industries *(B)	11,872	196,600
Global Brass & Copper Holdings	6,900	105,156
Global Ship Lease, Cl A *	16,346	87,288
Hawaiian Holdings *	1,000	23,080
Huntington Ingalls Industries	2,700	355,293
Huron Consulting Group *	1,500	90,930
InnerWorkings *	8,000	50,640
Insteel Industries	6,348	128,611
Kelly Services, Cl A	400	6,568
Kirby *	2,000	157,060
Knoll (B)	15,500	352,935
LB Foster, Cl A	4,656	198,951
Leidos Holdings	3,500	145,740
MRC Global *	11,500	167,900
Orbital ATK	1,700	124,372
Oshkosh	500	26,920
Park-Ohio Holdings (B)	2,165	100,304
Patrick Industries *(B)	5,641	338,798
Quad (B)	6,215	133,871
Quanta Services *	900	26,019
Resources Connection	11,600	182,816
Triumph Group	1,500	88,860
Twin Disc (B)	15,648	281,508
Universal Forest Products (B)	2,704	149,585
VSE (B)	2,121	150,888

		6,755,772

Information Technology — 2.3%
ADTRAN	2,100	34,881
Advanced Energy Industries *	8,300	203,018
Alpha & Omega Semiconductor *	26,421	216,388
Avid Technology *	14,600	236,374

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Information Technology (continued)
Benchmark Electronics *(B)	7,458	$175,487
Black Box	3,100	61,690
Blucora *	2,200	30,074
BSQUARE *	30,500	128,710
Cabot Microelectronics *(B)	4,038	190,997
Ciber *(B)	21,958	77,512
Comtech Telecommunications (B)	11,875	343,188
Constant Contact *(B)	8,253	287,617
Datalink *	8,674	100,271
DHI Group *(B)	5,100	38,760
DTS *(B)	9,999	358,464
Edgewater Technology *	19,229	135,564
ePlus *(B)	7,148	592,998
F5 Networks *	800	97,616
FormFactor *(B)	35,067	279,484
Frequency Electronics *	4,600	58,466
Global Cash Access Holdings *(B)	43,994	325,556
GSI Group *(B)	13,092	173,862
Hackett Group	22,700	217,920
Higher One Holdings *	57,400	161,294
Insight Enterprises *(B)	11,955	342,152
Kemet *	13,200	57,024
Kulicke & Soffa Industries *	18,500	279,535
Lattice Semiconductor *(B)	29,389	174,277
Liquidity Services *	10,300	96,408
Mattson Technology *	57,285	195,342
Maxim Integrated Products	2,500	82,075
Mercury Systems *	8,973	123,917
NCI, Cl A	25,726	262,405
NETGEAR *	600	18,162
NetScout Systems *	500	20,550
NeuStar, Cl A *	1,000	30,000
Newport *(B)	11,258	214,690
PC Connection (B)	11,639	282,711
Pericom Semiconductor	1,100	13,772
Progress Software *(B)	20,400	538,560
QUALCOMM	5,600	380,800
Rovi *(B)	6,800	125,868
Seachange International *	6,400	42,944
Sigma Designs *	42,817	342,108
Sky-mobi ADR *	24,717	119,507
Spok Holdings (B)	7,038	132,490
Stamps.com *	4,400	272,316

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Information Technology (continued)
Super Micro Computer *(B)	6,992	$201,160
Sykes Enterprises *(B)	11,232	281,137
TechTarget *(B)	23,713	256,575
TeleCommunication Systems, Cl A *	82,584	257,662
United Online *(B)	23,060	365,040
VASCO Data Security International *(B)	9,703	246,650
Wireless Telecom Group *	19,200	42,816
Xerox	7,400	85,100
XO Group *	7,100	115,446

		10,525,390

Materials — 0.2%
A Schulman (B)	4,903	208,132
Albemarle	1,400	83,580
Boise Cascade *	800	27,760
Clearwater Paper *	2,300	147,131
Greif, Cl A	2,400	97,824
KMG Chemicals	6,100	178,608
Mercer International *(B)	24,637	352,309
Owens-Illinois *	1,000	23,910
Synalloy	3,900	57,603
Worthington Industries	700	18,921

		1,195,778

Telecommunication Services — 0.2%
General Communication, Cl A *	1,800	28,548
IDT, Cl B	8,500	144,755
Inteliquent (B)	45,008	855,602
magicJack VocalTec *	12,400	80,600

		1,109,505

Utilities — 0.3%
Chesapeake Utilities (B)	2,100	100,314
MDU Resources Group	5,800	129,282
UGI (B)	13,300	462,973
Vectren (B)	15,100	651,867

		1,344,436

		60,172,488

Total Common Stock (Cost $83,521,443)		89,434,058

U.S. TREASURY OBLIGATIONS — 7.4%
	Face Amount/ Shares/ Number of Warrants/ Number of Rights	Value

U.S. Treasury Bills 0.100%, 07/23/15 (A)	$16,000,000	$15,999,536
U.S. Treasury Notes 2.000%, 02/15/25	18,200,000	18,126,072

Total U.S. Treasury Obligations (Cost $34,056,462)		34,125,608

PREFERRED STOCK (D)— 0.0%
CHILE — 0.0%
Embotelladora Andina, Cl B (Cost $85,068)	26,177	83,044

WARRANT *— 0.0%
Atlas Mara-Invest Expires 12/17/17, Strike Price $11.50 (Cost $14,321)	62,340	31,170

SHORT-TERM INVESTMENT — 8.8%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (E) (Cost $40,570,087)	40,570,087	40,570,087

Total Investments — 93.0% (Cost $426,681,544)		$429,765,772

SCHEDULE OF SECURITIES SOLD SHORT COMMON STOCK — (15.9)%
AUSTRALIA — (0.1)%
Aegean Marine Petroleum Network	(7,600)	$(115,520)
InterOil *	(8,100)	(418,770)

		(534,290)

BERMUDA — (0.0)%
Beijing Properties Holdings *	(314,000)	(32,816)
Central European Media Enterprises, Cl A *	(26,500)	(72,875)

		(105,691)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

CANADA — (1.2)%
Allied Properties ‡	(2,700)	$(89,515)
Asanko Gold *	(56,900)	(83,947)
Athabasca Oil *	(164,300)	(300,956)
ATS Automation Tooling Systems *	(2,400)	(26,476)
Avigilon *	(7,000)	(120,796)
B2Gold *	(260,100)	(407,450)
Bellatrix Exploration *	(119,400)	(375,047)
DHX Media, Cl B	(24,500)	(166,312)
Element Financial *	(34,300)	(491,828)
First Quantum Minerals	(15,300)	(234,350)
Franco-Nevada	(8,900)	(462,077)
IGM Financial	(11,800)	(446,278)
Imperial Metals *	(9,400)	(101,986)
lululemon athletica *	(3,700)	(235,468)
Maple Leaf Foods	(16,900)	(324,273)
NOVAGOLD Resources *	(73,840)	(283,546)
NuVista Energy *	(31,400)	(232,670)
Onex	(7,300)	(439,573)
Paramount Resources, Cl A *	(14,200)	(420,056)
Performance Sports Group *	(8,500)	(172,550)
Restaurant Brands International	(2,700)	(110,106)
Silver Wheaton	(2,000)	(39,480)
Westport Innovations *	(27,200)	(123,216)

		(5,687,956)

CAYMAN ISLANDS — (0.0)%
Goodbaby International Holdings	(75,000)	(34,353)
Tech Pro Technology Development *	(114,000)	(92,664)

		(127,017)

CHILE — (0.0)%
Empresa Nacional de Electricidad ADR	(3,060)	(141,127)

CHINA — (1.0)%
21Vianet Group ADR *	(15,700)	(322,949)
Alibaba Group Holding ADR *	(4,200)	(341,418)
Aluminum Corp of China, Cl H *	(170,000)	(109,670)
Baidu ADR *	(200)	(40,056)
BBMG, Cl H	(111,500)	(138,394)
Bitauto Holdings ADR *	(3,800)	(226,024)
Byd, Cl H	(70,500)	(428,883)
CGN Power, Cl H * (C)	(764,000)	(429,781)
China Everbright Water *	(82,000)	(69,408)

COMMON STOCK — continued
	Shares	Value

CHINA (continued)
China Longyuan Power Group, Cl H	(146,000)	$(181,969)
China Shipping Development, Cl H	(146,000)	(122,631)
China Sunergy ADR *	(8,400)	(16,212)
JD.com ADR *	(2,000)	(67,120)
Li Ning *	(250,000)	(138,700)
Lianhua Supermarket Holdings, Cl H	(98,000)	(75,486)
Maanshan Iron & Steel, Cl H	(750,000)	(292,237)
ReneSola ADR *	(50,790)	(86,343)
Renren ADR *	(38,100)	(113,157)
Sany Heavy Equipment International Holdings	(328,000)	(92,680)
SINA *	(12,200)	(536,739)
Sinovac Biotech *	(10,300)	(50,882)
Tingyi Cayman Islands Holding	(94,000)	(198,659)
Youku Tudou ADR *	(28,600)	(534,820)
Zhongsheng Group Holdings	(48,500)	(44,429)

		(4,658,647)

FRANCE — (0.0)%
Ingenico	(24)	(3,021)

GREECE — (0.1)%
Diana Shipping *	(28,300)	(176,875)
StealthGas *	(14,974)	(98,978)

		(275,853)

HONG KONG — (0.3)%
China Gas Holdings	(218,000)	(386,466)
China Huarong Energy *	(265,000)	(35,559)
China Taiping Insurance Holdings *	(18,400)	(68,728)
Haier Healthwise Holdings *	(606,000)	(91,480)
Noble Group	(708,200)	(462,963)
PetroAsian Energy Holdings *	(937,800)	(32,064)
Sino Oil And Gas Holdings *	(2,030,000)	(58,931)
Sinofert Holdings	(526,000)	(145,234)

		(1,281,425)

INDIA — (0.1)%
HDFC Bank ADR	(7,300)	(414,932)
WNS Holdings ADR *	(1,700)	(41,021)

		(455,953)

IRELAND — (0.1)%
Ardmore Shipping	(20,367)	(245,015)
Fly Leasing ADR	(8,805)	(130,050)

		(375,065)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

ISRAEL — (0.1)%
Attunity *	(16,427)	$(185,625)
Stratasys *	(1,000)	(37,450)

		(223,075)

LUXEMBOURG — (0.1)%
Magnachip Semiconductor *	(35,658)	(195,406)

NORWAY — (0.0)%
Vard Holdings *	(327,800)	(158,549)

PERU — (0.1)%
Credicorp	(1,300)	(198,315)

PUERTO RICO — (0.0)%
OFG Bancorp	(7,054)	(99,391)

SINGAPORE — (0.1)%
Cosco *	(100,000)	(45,722)
Frasers Centrepoint Trust ‡	(81,500)	(127,498)
Hyflux	(121,700)	(88,755)
Perennial Real Estate Holdings *	(26,800)	(21,975)
Suntec ‡	(24,000)	(32,104)
Tiger Airways Holdings *	(200,200)	(52,955)
Yoma Strategic Holdings *	(100,000)	(38,543)

		(407,552)

TAIWAN — (0.1)%
Himax Technologies ADR	(69,400)	(424,728)

U. S. VIRGIN ISLANDS — (0.0)%
China New Town Development	(395,000)	(22,169)

UNITED KINGDOM — (0.0)%
Luxfer Holdings ADR	(11,604)	(149,111)

UNITED STATES — (12.5)%
Consumer Discretionary — (2.3)%
Aeropostale *	(179,542)	(554,785)
Big 5 Sporting Goods	(8,429)	(114,972)
BJ’s Restaurants *	(700)	(32,760)
Carriage Services, Cl A	(7,879)	(186,260)
Century Casinos *	(31,989)	(175,939)
Christopher & Banks *	(41,300)	(245,322)
Coach	(17,500)	(668,675)
Cosi *	(35,600)	(89,712)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Discretionary (continued)
Crocs *	(25,400)	$(335,280)
CST Brands	(3,300)	(137,643)
Destination XL Group *	(40,248)	(196,008)
Dixie Group *	(30,888)	(303,629)
Dorman Products *	(600)	(28,098)
DreamWorks Animation SKG, Cl A *	(14,400)	(375,264)
Ethan Allen Interiors	(5,640)	(136,601)
Famous Dave’s of America *	(20,758)	(585,376)
Fox Factory Holding *	(19,700)	(299,834)
Francesca’s Holdings *	(4,896)	(82,889)
Hemisphere Media Group *	(6,905)	(87,279)
Hovnanian Enterprises, Cl A *	(59,146)	(184,536)
iRobot *	(6,403)	(207,585)
Lifetime Brands	(13,300)	(193,515)
Lumber Liquidators Holdings *	(1,600)	(43,984)
M/I Homes *	(6,190)	(139,646)
MakeMyTrip *	(11,200)	(237,216)
Mattress Firm Holding *	(1,200)	(70,896)
Media General *	(14,900)	(251,661)
Michaels *	(5,400)	(139,644)
Monro Muffler Brake	(1,700)	(101,813)
Murphy USA *	(4,800)	(313,584)
Nord Anglia Education *	(4,400)	(114,620)
ReachLocal *	(32,863)	(92,016)
Rentrak *	(7,062)	(334,739)
Scholastic	(2,600)	(105,664)
Scientific Games, Cl A *	(8,712)	(110,381)
Sears Holdings *	(5,900)	(235,646)
Strattec Security	(1,900)	(142,633)
Tesla Motors *	(3,400)	(768,570)
UCP, Cl A *	(33,234)	(287,806)
Vera Bradley *	(13,225)	(188,324)
WCI Communities *	(15,658)	(364,048)
William Lyon Homes, Cl A *	(7,229)	(156,508)
Winmark	(3,074)	(276,691)
Winnebago Industries	(10,100)	(209,171)
Wynn Resorts	(1,900)	(211,033)
Yum! Brands	(6,200)	(532,952)

		(10,651,208)

Consumer Staples — (0.2)%
Chefs’ Warehouse *	(14,003)	(254,995)
Craft Brew Alliance *	(26,800)	(352,420)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Staples (continued)
Elizabeth Arden *	(12,944)	$(182,122)
Orchids Paper Products	(5,300)	(113,897)

		(903,434)

Energy — (0.9)%
Bonanza Creek Energy *	(2,500)	(68,900)
CHC Group *	(14,500)	(17,255)
Cheniere Energy *	(3,200)	(244,768)
Clayton Williams Energy *	(2,600)	(144,742)
Contango Oil & Gas *	(5,400)	(135,378)
Diamond Offshore Drilling	(24,400)	(816,668)
Geospace Technologies *	(4,775)	(103,140)
Kinder Morgan	(16,400)	(704,380)
Mitcham Industries *	(14,200)	(69,580)
RigNet *	(6,167)	(231,016)
Solazyme *	(16,950)	(65,258)
Stone Energy *	(18,806)	(321,018)
Synergy Resources *	(5,900)	(70,682)
Tesco	(27,315)	(351,271)
TETRA Technologies *	(55,400)	(399,988)
Westmoreland Coal *	(4,400)	(125,048)
Williams Companies	(3,600)	(184,284)

		(4,053,376)

Financials — (3.9)%
American Realty Capital Properties ‡	(77,500)	(699,825)
American Residential Properties ‡ *	(17,700)	(332,052)
Artisan Partners Asset Management, Cl A	(9,500)	(425,505)
Bancorp *	(21,541)	(209,809)
Boston Properties ‡	(2,600)	(344,006)
Campus Crest Communities ‡	(128,414)	(812,861)
Capital Bank Financial, Cl A *	(9,013)	(244,433)
CareTrust ‡	(20,000)	(249,800)
Cash America International	(9,500)	(246,240)
Citizens, Cl A *	(19,234)	(108,480)
Citizens & Northern	(8,460)	(167,846)
City Holding	(4,500)	(206,865)
Community Trust Bancorp	(6,128)	(196,586)
CommunityOne Bancorp *	(4,589)	(45,202)
Douglas Emmett ‡	(19,300)	(550,050)
eHealth *	(10,246)	(125,616)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Financials (continued)
FelCor Lodging Trust ‡	(16,800)	$(186,648)
Fifth Street Senior Floating Rate	(19,800)	(214,038)
Financial Engines	(3,400)	(143,378)
First Interstate BancSystem, Cl A	(12,200)	(330,132)
Forestar Group *	(17,889)	(264,042)
Gaming and Leisure Properties ‡	(18,900)	(674,730)
Getty Realty ‡	(19,500)	(338,715)
Government Properties Income Trust ‡	(31,300)	(652,292)
HCI Group	(3,337)	(145,426)
HCP ‡	(2,300)	(92,667)
Health Insurance Innovations, Cl A *	(17,963)	(135,800)
Home Properties ‡	(900)	(66,204)
HomeTrust Bancshares *	(3,400)	(53,176)
InfraREIT ‡	(600)	(18,714)
Inland Real Estate ‡	(66,900)	(688,401)
Iron Mountain ‡	(11,300)	(389,737)
Kearny Financial *	(16,403)	(218,816)
Ladenburg Thalmann Financial Services *	(9,700)	(32,689)
LendingTree *	(4,187)	(230,411)
Lexington Realty Trust ‡	(51,900)	(481,113)
Macerich ‡	(8,600)	(703,136)
Mack-Cali Realty ‡	(13,500)	(242,325)
Manning & Napier, Cl A	(24,200)	(257,246)
Markel *	(860)	(636,950)
Maui Land & Pineapple *	(7,300)	(41,391)
National Bank Holdings, Cl A	(14,621)	(277,799)
National Interstate	(3,000)	(84,060)
New York ‡	(69,500)	(686,660)
Northfield Bancorp	(9,100)	(131,313)
One Liberty Properties ‡	(5,600)	(125,888)
RCS Capital, Cl A	(14,700)	(126,273)
Realty Income ‡	(10,000)	(469,700)
Regional Management *	(20,400)	(329,460)
Republic First Bancorp *	(33,570)	(120,852)
Retail Opportunity Investments ‡	(5,100)	(85,578)
Sabra Health Care ‡	(9,000)	(268,920)
Safeguard Scientifics *	(6,205)	(111,628)
Silvercrest Asset Management Group, Cl A	(7,500)	(116,925)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Financials (continued)
SL Green Realty ‡	(1,000)	$(122,360)
Spirit Realty Capital ‡	(52,800)	(596,112)
Starwood Waypoint Residential Trust ‡	(27,800)	(715,572)
Sun Communities ‡	(6,900)	(428,214)
TriCo Bancshares	(6,406)	(149,388)
UMH Properties ‡	(22,071)	(222,255)
United Bankshares	(13,800)	(518,604)
World Acceptance *	(3,626)	(306,832)
WP Carey ‡	(300)	(19,044)

		(18,216,790)

Health Care — (1.3)%
Accuray *	(31,000)	(252,030)
Aceto	(15,300)	(296,514)
Advaxis *	(7,800)	(131,118)
Aegerion Pharmaceuticals *	(4,600)	(106,996)
Anacor Pharmaceuticals *	(3,498)	(184,310)
Array BioPharma *	(14,607)	(91,294)
AtriCure *	(13,873)	(305,345)
BioDelivery Sciences International *	(6,611)	(53,285)
BioScrip *	(68,900)	(323,830)
Castlight Health, Cl B *	(1,900)	(14,307)
Cempra *	(4,316)	(135,911)
Cerus *	(33,457)	(148,549)
Computer Programs & Systems	(3,552)	(185,876)
Derma Sciences *	(27,850)	(220,015)
Endologix *	(12,433)	(193,457)
Exact Sciences *	(5,500)	(114,950)
GenMark Diagnostics *	(22,794)	(218,822)
Genomic Health *	(3,118)	(84,404)
IGI Laboratories *	(70,477)	(358,023)
Insmed *	(3,800)	(76,152)
NanoString Technologies *	(7,299)	(87,150)
Novadaq Technologies *	(29,740)	(321,489)
NxStage Medical *	(4,851)	(88,919)
Progenics Pharmaceuticals *	(19,386)	(95,961)
Spectranetics *	(10,052)	(257,834)
STAAR Surgical *	(94,108)	(832,856)
TESARO *	(2,243)	(122,176)
Tetraphase Pharmaceuticals *	(2,714)	(95,750)
Theravance	(5,800)	(94,250)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Health Care (continued)
Trupanion *	(11,300)	$(83,733)
Vanda Pharmaceuticals *	(5,387)	(49,291)
Verastem *	(6,909)	(57,345)
Zeltiq Aesthetics *	(5,652)	(173,516)

		(5,855,458)

Industrials — (1.2)%
Acacia Research	(13,984)	(154,104)
Altra Industrial Motion	(10,084)	(265,915)
American Science & Engineering	(5,219)	(195,295)
Barrett Business Services	(3,900)	(173,433)
Donaldson	(500)	(18,685)
Dynamic Materials	(19,122)	(256,044)
FuelCell Energy *	(38,100)	(46,863)
General Cable	(16,908)	(275,769)
Global Brass & Copper Holdings	(13,480)	(205,435)
Gorman-Rupp	(7,513)	(203,677)
Heritage-Crystal Clean *	(5,164)	(60,522)
Hyster-Yale Materials Handling	(4,400)	(322,696)
Innovative Solutions & Support *	(17,900)	(69,452)
Jason Industries *	(18,500)	(135,883)
KEYW Holding *	(15,700)	(151,505)
Layne Christensen *	(27,968)	(187,945)
LMI Aerospace *	(6,568)	(74,153)
NN	(9,859)	(248,052)
Norfolk Southern	(1,500)	(151,275)
Orion Energy Systems *	(11,600)	(35,032)
Plug Power *	(24,400)	(61,976)
PMFG *	(42,214)	(187,430)
Powell Industries	(7,846)	(260,409)
PowerSecure International *	(9,867)	(129,356)
Primoris Services	(7,429)	(142,860)
Raven Industries	(10,275)	(204,884)
Scorpio Bulkers *	(138,403)	(333,551)
SolarCity *	(4,500)	(270,225)
Sterling Construction *	(30,300)	(133,017)
Stock Building Supply Holdings *	(14,816)	(272,170)
US Ecology	(8,100)	(379,971)

		(5,607,584)

Information Technology — (1.9)%
Acorn Energy *	(84,446)	(32,089)
Advanced Micro Devices *	(196,500)	(444,090)
Amber Road *	(26,538)	(232,473)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Information Technology (continued)
Angie’s List *	(18,586)	$(109,100)
Applied Micro Circuits *	(33,123)	(177,871)
Bazaarvoice *	(16,108)	(86,661)
Brightcove *	(15,800)	(109,336)
CalAmp *	(9,492)	(187,087)
ChannelAdvisor *	(21,928)	(224,323)
Control4 *	(19,529)	(228,880)
CUI Global *	(44,535)	(245,388)
Datawatch *	(39,116)	(285,938)
eGain *	(26,582)	(86,391)
Electro Scientific Industries	(18,724)	(106,727)
Exar *	(25,268)	(249,395)
Extreme Networks *	(15,700)	(39,564)
FARO Technologies *	(1,837)	(73,168)
Global Eagle Entertainment *	(15,525)	(198,254)
Gogo *	(17,800)	(376,292)
Guidance Software *	(29,100)	(169,944)
Hortonworks *	(7,300)	(147,241)
Imperva *	(3,577)	(163,183)
Interactive Intelligence Group *	(5,490)	(241,450)
Intermolecular *	(42,288)	(75,696)
Internap *	(13,616)	(127,990)
InvenSense, Cl A *	(11,700)	(174,564)
Knowles *	(1,800)	(34,506)
KVH Industries *	(19,336)	(260,843)
Marin Software *	(29,125)	(175,915)
Marketo *	(8,888)	(252,864)
Mattersight *	(23,400)	(160,056)
Maxwell Technologies *	(34,464)	(192,998)
Mesa Laboratories	(1,897)	(161,036)
MoSys *	(29,089)	(63,705)
Numerex, Cl A *	(10,165)	(111,713)
OPOWER *	(1,900)	(19,000)
PROS Holdings *	(12,493)	(277,719)
Rally Software Development *	(21,623)	(312,669)
RetailMeNot *	(16,452)	(302,388)
Rosetta Stone *	(25,121)	(210,012)
SciQuest *	(5,461)	(83,936)
Seachange International *	(43,394)	(291,174)
SemiLEDs *	(6,974)	(6,137)
Silicon Graphics International *	(12,803)	(103,832)
Spark Networks *	(28,464)	(112,148)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Information Technology (continued)
SunEdison *	(9,700)	$(245,604)
Tangoe *	(22,475)	(307,458)
Ultratech *	(17,716)	(353,611)
Xoom *	(13,872)	(245,118)

		(8,877,537)

Materials — (0.4)%
AM Castle *	(32,644)	(127,964)
American Vanguard	(20,681)	(225,630)
BioAmber *	(15,870)	(166,794)
Deltic Timber	(4,733)	(302,912)
Flotek Industries *	(11,804)	(168,679)
FutureFuel	(6,700)	(72,829)
Horsehead Holding *	(12,903)	(192,900)
Louisiana-Pacific *	(9,500)	(144,780)
LSB Industries *	(3,944)	(167,265)
Marrone Bio Innovations *	(48,776)	(162,912)
Myers Industries	(9,600)	(155,232)
Wausau Paper	(10,943)	(101,989)

		(1,989,886)

Telecommunication Services — (0.2)%
Boingo Wireless *	(38,758)	(320,141)
NTELOS Holdings	(23,548)	(136,814)
Silver Springs Network *	(23,145)	(224,969)

		(681,924)

Utilities — (0.2)%
Cadiz *	(38,785)	(340,144)
TerraForm Power, Cl A	(17,100)	(675,963)

		(1,016,107)

		(57,853,304)

Total Common Stock (Proceeds $77,352,220)		(73,377,645)

REGISTERED INVESTMENT COMPANIES — (1.0)%
EXCHANGE TRADED FUNDS — (1.0)%
Energy Select Sector SPDR Fund	(7,300)	(603,564)
Materials Select Sector SPDR Fund	(53,200)	(2,682,344)
Utilities Select Sector SPDR Fund	(32,400)	(1,432,728)

Total Registered Investment Companies (Proceeds $4,672,502)		(4,718,636)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2015
(unaudited)

RIGHTS *— 0.0%
	Number of Rights/ Number of Warrants/ Contracts	Value

CHC Group, Expires 11/14/20, Strike Price $1,000 (Cost $—)	(14,500)	$—

WARRANT *— 0.0%
Magnum Hunter Expires 04/20/16, Strike Price $8.50 (Cost $—)	(7,982)	—

Securities Sold Short — (16.9)% (Proceeds $82,024,722)		$(78,096,281)

PURCHASED OPTIONS* — 0.0%
May 15 Calls on SPX, Expires 5/16/2015, Strike Price $2,145	182	$24,570
May 15 Puts on SPX, Expires 5/16/2015, Strike Price $1,870	182	12,740

Total Purchased Options — 0.0% (Cost $146,121)		$37,310

WRITTEN OPTIONS* — (0.3)%
May 15 Calls on SPX, Expires 5/16/2015, Strike Price $2,030	(182)	$(1,019,018)
May 15 Puts on SPX, Expires 5/16/2015, Strike Price $2,030	(364)	(273,000)

Total Written Options — 0.3% (Proceeds $1,822,859)		$(1,292,018)

A list of Total Return Swaps held by the Fund at April 30, 2015, is as follows:

Company Reference	Counterparty	Termination Date	Receive/ Pay		Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
ACCESS SWAP	BAML	01/22/2016	LIBOR-1M		1,446,227	89,239	$(33,671)
AIR NEW ZEALANDSWAPS	BAML	04/29/2016	LIBOR-1M		79,115	130,044	47,139
AKSA AKRILIK KIMYA SWAP	BAML	08/05/2015	LIBOR-1M		34,830	119,628	48,484
ALBARAKA TURK KATILIM	BAML	08/05/2015	LIBOR-1M		102,713	73,562	2,143
ALTIUS MINERALS	BAML	09/30/2015	(LIBOR-1M	)	(3,100)	(40,968)	5,019
AMICOGEN INCSWAP	BAML	10/07/2015	(LIBOR-1M	)	(2,163)	(112,140)	(21,167)
ANGLO AMER. PLAT SWAP	BAML	08/05/2015	(LIBOR-1M	)	(4,287)	(114,890)	(1,673)
ARABTEC HOLDING CO SWAP	BAML	08/05/2015	(LIBOR-1M	)	(188,712)	(151,113)	(964)
ASIA PACIFIC SY SWAPS	BAML	09/09/2015	(LIBOR-1M	)	(6,186)	(45,329)	(11,627)
AUTOCANADA INC SWAP	BAML	09/30/2015	(LIBOR-1M	)	(12,800)	(349,993)	(57,567)
BANREGIO GRUPO FINAN SWAP	BAML	09/30/2015	(LIBOR-1M	)	(27,000)	(145,055)	(18,229)
BBMG CORP SWAPS	BAML	04/28/2016	(LIBOR-1M	)	(292,500)	(233,274)	(129,748)
BJTM SWAP	BAML	09/09/2015	LIBOR-1M		2,083,700	79,282	6,444
BK OF PHILIPPINE ISLANDS	BAML	04/29/2016	(LIBOR-1M	)	(25,980)	(56,900)	(3,529)
BRAZIL PHARMA SA SWAP	BAML	09/30/2015	(LIBOR-1M	)	(48,600)	(73,508)	53,628
BYD COMSWAPS	BAML	04/28/2016	(LIBOR-1M	)	(2,000)	(12,220)	57
CAPRO CORPSWAPS	BAML	09/09/2015	(LIBOR-1M	)	(25,000)	(109,794)	7,135
CESP6 SWAP	BAML	09/30/2015	LIBOR-1M		61,600	692,097	(189,278)
CHEIL BIO CO LTDSWAP	BAML	09/09/2015	(LIBOR-1M	)	(4,307)	(17,943)	(1,538)
CHENG LOONG CORPSWAPS	BAML	04/28/2016	LIBOR-1M		156,000	65,619	3,560
CHINA OCEAN RESOURCE SWAP	BAML	10/07/2015	(LIBOR-1M	)	(29,729)	(116,644)	16,139
CHINA STHN AIRLINES SWAP	BAML	04/29/2016	LIBOR-1M		391,700	697,623	(18,312)
CHINA TAISWAPS	BAML	04/28/2016	(LIBOR-1M	)	(95,800)	(211,331)	(146,397)
CIMB GROUP HLDINGSSWAP	BAML	09/09/2015	(LIBOR-1M	)	(166,100)	(276,968)	1,365
CITIC RE SWAPS	BAML	04/28/2016	(LIBOR-1M	)	(508,000)	(75,923)	(15,201)
CONTINENTAL GOLD LTD	BAML	09/30/2015	(LIBOR-1M	)	(17,000)	(59,229)	24,408

Company Reference	Counterparty	Termination Date	Receive/ Pay		Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
D.G KHAN CEMENTSWAP	BAML	04/29/2016	LIBOR-1M		88,000	67,357	$51,517
DANA GAS	BAML	08/05/2015	(LIBOR-1M	)	(298,974)	(57,676)	16,164
DENISON MINES CORP	BAML	09/30/2015	(LIBOR-1M	)	(66,400)	(85,390)	20,004
DOGUS OTOMOTIV SWAP	BAML	08/05/2015	LIBOR-1M		26,001	144,552	(12,999)
DONGKUK STEEL MILLSWAP	BAML	09/09/2015	(LIBOR-1M	)	(10,731)	(63,003)	1,211
DUET GROUPSWAP	BAML	09/10/2015	(LIBOR-1M	)	(112,501)	(223,418)	1,234
EUROBANK ERGASIAS	BAML	08/05/2015	(LIBOR-1M	)	(465,695)	(202,811)	109,122
FBNH SWAP	BAML	01/22/2016	LIBOR-1M		899,045	84,483	(30,105)
FLEXIGROUP LTD SWAP	BAML	05/05/2016	LIBOR-1M		80,945	221,837	(11,496)
FORTESCUE METALS SWAPS	BAML	05/05/2016	LIBOR-1M		25,297	48,479	(3,254)
GENERAL SHOPPING BRASIL	BAML	09/30/2015	(LIBOR-1M	)	(1,600)	(6,008)	1,870
GIGASTORAGE CORP	BAML	09/09/2015	(LIBOR-1M	)	(111,000)	(99,722)	2,134
GOODMAN GROUP SWAP	BAML	09/10/2015	(LIBOR-1M	)	(96,001)	(460,382)	(17,445)
GREAT EASTERN SHIPP SWAP	BAML	09/09/2015	LIBOR-1M		14,133	82,279	(4,871)
GRUPO FINANC BANORTE B	BAML	09/30/2015	(LIBOR-1M	)	(4,500)	(31,122)	1,935
GUANGZHOU BAIYUN INT SWAP	BAML	04/29/2016	LIBOR-1M		256,390	616,898	(1,942)
HANJIN HEAVY SWAPS	BAML	10/07/2015	(LIBOR-1M	)	(45,042)	(272,633)	11,386
HLB INC.SWAP	BAML	09/09/2015	(LIBOR-1M	)	(4,184)	(25,848)	(50,651)
KS EQUITY SWAP	BAML	09/09/2015	(LIBOR-1M	)	(6,886)	(53,865)	9,174
HYPROP INVESTMENTS SWAP	BAML	08/05/2015	LIBOR-1M		9,384	93,707	3,324
HYUNDAI SECURITIESSWAP	BAML	09/09/2015	(LIBOR-1M	)	(14,977)	(97,871)	(51,231)
INDO TAMBANGRAYA SWAP	BAML	09/09/2015	LIBOR-1M		35,200	38,105	(3,942)
KEE TAI PROPERTIESSWAPS	BAML	04/28/2016	LIBOR-1M		112,000	70,660	4,164
KOLAO HOLDINGS SWAP	BAML	10/07/2015	(LIBOR-1M	)	(12,138)	(241,490)	13,988
KUMBA IRON ORE LTD SWAP	BAML	08/05/2015	LIBOR-1M		18,903	294,422	(44,693)
M DIAS BRANCO SASWAP	BAML	09/30/2015	(LIBOR-1M	)	(1,400)	(40,054)	186
MAANSHAN IRON & STEEL	BAML	04/28/2016	(LIBOR-1M	)	(326,000)	(76,220)	(50,798)
MACRONIX INTL SWAP	BAML	04/28/2016	(LIBOR-1M	)	(46,000)	(12,350)	1,180
MAGNITOGORSK IR&ST SWAP	BAML	08/05/2015	LIBOR-1M		834,700	215,708	2,216
MANAPPURAM FINANCESWAP	BAML	09/09/2015	LIBOR-1M		54,472	30,565	(208)
MESOBLAST LTD	BAML	09/10/2015	(LIBOR-1M	)	(12,865)	(49,295)	4,681
MICROBIO CO LTD SWAP	BAML	04/28/2016	(LIBOR-1M	)	(91,000)	(93,296)	13,046
MIRAE COSWAP	BAML	09/09/2015	(LIBOR-1M	)	(74,970)	(12,049)	(5,790)
MMI HOLDINGS LTD	BAML	08/05/2015	LIBOR-1M		121,082	330,498	11,738
NAMPAKSWAP	BAML	08/05/2015	(LIBOR-1M	)	(22,775)	(73,886)	(6,845)
NATIONAL ALUMINIUM SWAP	BAML	09/09/2015	LIBOR-1M		100,249	77,107	(188)
NEPTUNE TECH& BIO SWAP	BAML	09/30/2015	(LIBOR-1M	)	(9,500)	(18,282)	2,064
NEXTDC LTD SWAP	BAML	09/10/2015	(LIBOR-1M	)	(39,267)	(56,970)	(27,327)
PALADIN ENERGY LIMITED	BAML	09/10/2015	(LIBOR-1M	)	(84,936)	(26,861)	3,186
PDGR3 SWAP	BAML	09/30/2015	(LIBOR-1M	)	(340,900)	(211,870)	120,719
PIONEER CEMENT LTD SWAP	BAML	04/29/2016	LIBOR-1M		49,500	25,012	14,739
PRUMO LOGISTICA SA SWAP	BAML	09/30/2015	(LIBOR-1M	)	(316,600)	(111,585)	49,786
PSG GROUP LTDSWAP	BAML	08/05/2015	(LIBOR-1M	)	(3,237)	(42,797)	(10,312)
QBE INSURANCE GROUP SWAP	BAML	09/10/2015	(LIBOR-1M	)	(43,020)	(434,336)	(16,146)
RIOCAN REAL ESTATE SWAP	BAML	09/30/2015	(LIBOR-1M	)	(1,100)	(27,310)	339
ROYAL BAFOKENG PLAT SWAP	BAML	08/05/2015	(LIBOR-1M	)	(8,168)	(37,597)	1,751
S.M.ENTERTAINMENT COSWAP	BAML	10/07/2015	(LIBOR-1M	)	(8,753)	(266,954)	10,257
SAF GAYRIMENKUL YAT SWAP	BAML	08/05/2015	LIBOR-1M		231,380	106,319	(4,517)
SAMSUNG CORPSWAP	BAML	10/07/2015	(LIBOR-1M	)	(3,700)	(195,508)	3,656
SAMSUNG HEAVY IND SWAP	BAML	09/09/2015	(LIBOR-1M	)	(23,212)	(430,314)	46,887
SAMSUNG TECHWIN CO SWAP	BAML	09/09/2015	(LIBOR-1M	)	(12,365)	(253,117)	(51,941)
SEAFCO PCL-FOREIGN SWAP	BAML	04/29/2016	LIBOR-1M		468,600	120,773	33,018
SEEGENE INCS SWAP	BAML	10/07/2015	(LIBOR-1M	)	(7,018)	(264,705)	30,422
SEEK LTD SWAP	BAML	09/10/2015	(LIBOR-1M	)	(25,930)	(348,280)	21,102
SEVERSTAL SWAP	BAML	08/05/2015	LIBOR-1M		48,080	543,964	(71,388)
SIRIUS RESOURCES NLSWAP	BAML	09/10/2015	(LIBOR-1M	)	(77,350)	(168,372)	(8,509)
SP TELEMEDIALTD SWAP	BAML	09/10/2015	(LIBOR-1M	)	(19,797)	(109,794)	(26,690)
STOCKLANDSWAP	BAML	09/10/2015	(LIBOR-1M	)	(124,784)	(446,808)	4,919
TAIWAN COOPERATIVE SWAP	BAML	04/28/2016	(LIBOR-1M	)	(578,000)	(297,887)	(7,900)
TAIWAN PROSPERITY SWAP	BAML	04/28/2016	(LIBOR-1M	)	(28,000)	(22,830)	398
TATA SPONGE IRONSWAP	BAML	09/09/2015	LIBOR-1M		2,789	29,472	(2,889)
THAI REINSURANCE PUB SWAP	BAML	04/29/2016	(LIBOR-1M	)	(611,924)	(67,588)	10,504
THE FOSCHINI GROUP SWAP	BAML	08/05/2015	LIBOR-1M		12,365	185,957	(2,814)
TONG YANG SECURITIES SWAP	BAML	09/09/2015	(LIBOR-1M	)	(61,969)	(219,986)	(179,979)
TOREX GOLD RESOURCES SWAP	BAML	09/30/2015	(LIBOR-1M	)	(239,300)	(232,152)	16,294
UB FOR AFRICA SWAP	BAML	01/22/2016	LIBOR-1M		1,855,653	89,342	(29,987)
VAGR3 SWAP	BAML	09/30/2015	(LIBOR-1M	)	(45,300)	(45,007)	25,084
VIRGIN AUSTRALIA SWAP	BAML	09/10/2015	(LIBOR-1M	)	(161,606)	(60,119)	(14,271)
VOCUS COMMUNICATION SWAP	BAML	09/10/2015	(LIBOR-1M	)	(13,643)	(62,692)	345
WAN HAI LINESLTD SWAP	BAML	04/28/2016	LIBOR-1M		450,000	389,575	95,506
WEI MON INDUSTRY COSWAP	BAML	04/28/2016	(LIBOR-1M	)	(142,000)	(43,352)	4,270
YOUNG FAST OPT.SWAP	BAML	04/28/2016	(LIBOR-1M	)	(140,000)	(88,861)	10,578
YUNGSHIN CONST SWAPS	BAML	04/28/2016	LIBOR-1M		33,000	74,007	(5,826)
ZENITHBA NL SWAP	BAML	01/22/2016	LIBOR-1M		481,556	75,812	(13,516)
ZOOMLION HOLDINGS	BAML	04/28/2016	(LIBOR-1M	)	(137,000)	(85,431)	(10,206)
MIRLE AUTOMATION SWAP	GS	09/09/2015	LIBOR-1M		97,000	96,762	(299)
ADIMMUNE CORP SWAP	GS	10/14/2015	(LIBOR-1M	)	(6,000)	(6,271)	878
ADVANCED INFORMATION TECH	GS	03/17/2016	LIBOR-1M		60,600	75,754	(6,817)
ANGLO AMER. PLAT SWAP	GS	03/18/2016	(LIBOR-1M	)	(7,351)	(229,431)	29,621
APEX SCIENCE & ENG SWAP	GS	09/09/2015	LIBOR-1M		128,700	61,695	(605)
ARABTEC HOLDING CO SWAP	GS	03/15/2016	(LIBOR-1M	)	(332,598)	(291,399)	23,369
ARDENTEC CORP SWAPS	GS	01/27/2016	LIBOR-1M		305,000	253,104	22,219
ARRIUM LTD SWAP	GS	01/15/2016	LIBOR-1M		1,345,233	201,256	(11,884)
ASIA PLUS GROUP HOLDINGS	GS	11/03/2015	LIBOR-1M		1,003,600	122,367	(2,416)
ASPEN PHARMACARE SWAP	GS	02/29/2016	(LIBOR-1M	)	(11,528)	(408,661)	56,869
AUSGROUP LTD SWAP	GS	11/13/2015	(LIBOR-1M	)	(204,000)	(62,374)	22,160
AUSTRALIAN AGR CO SWAP	GS	09/10/2015	(LIBOR-1M	)	(57,486)	(70,281)	(12,780)
AUSTRALIAN PHARMASWAP	GS	04/07/2016	LIBOR-1M		34,685	34,919	9,907

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2015
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/ Pay		Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
AVIGILON CORP SWAP	GS	04/14/2016	(LIBOR-1M	)	(11,200)	(175,978)	$(6,347)
B2W- COMPANHIAGBL SWAP	GS	03/03/2016	(LIBOR-1M	)	(14,200)	(104,780)	(27,510)
BANCO ESTADO RIO GRANDE	GS	01/13/2016	LIBOR-1M		112,600	496,964	(72,792)
BANGKOK EXPRESSWAY PUB-FO	GS	04/08/2016	LIBOR-1M		290,113	354,190	(29,667)
BANK ZACHODNI WBK	GS	06/21/2016	(LIBOR-1M	)	(1,678)	(173,559)	291
BLOOMAGE BIOTECH SWAP	GS	09/09/2015	(LIBOR-1M	)	(215,000)	(103,600)	28,933
CARNIVAL GROUP INTL SWAP	GS	09/16/2015	(LIBOR-1M	)	(500,000)	(63,768)	(38,807)
CHAMBAL FERTILISERS & CHE	GS	04/20/2016	LIBOR-1M		14,808	15,768	(719)
CHARTWELL RETIRMENT SWAP	GS	12/17/2015	(LIBOR-1M	)	(13,600)	(139,287)	449
CHINA PETRCHEMICAL SWAP	GS	09/09/2015	(LIBOR-1M	)	(104,000)	(40,480)	2,951
CHINA POWER NEW ENERGY	GS	10/27/2015	(LIBOR-1M	)	(795,900)	(54,696)	(24,356)
CHINA RONGSHENG HEAVY IND	GS	04/01/2016	(LIBOR-1M	)	(730,500)	(82,794)	(15,209)
CIMB GROUP HLDINGSSWAP	GS	06/02/2016	(LIBOR-1M	)	(77,400)	(133,252)	5,452
COMPAL ELECTRONICSSWAP	GS	04/15/2016	LIBOR-1M		750,000	640,056	27,071
DEEPAK FERTILISERS	GS	09/09/2015	LIBOR-1M		44,147	114,403	(22,203)
DISHMAN PHARMCEUTICALS	GS	09/16/2015	LIBOR-1M		75,829	186,399	(691)
DOWNER EDI LIMITEDSWAP	GS	04/08/2016	LIBOR-1M		145,863	493,600	2,135
DYNAPACK INTL TECHSWAP	GS	06/01/2016	LIBOR-1M		54,000	133,328	(1,805)
E.SUN FINANCIAL HLDS SWAP	GS	05/05/2016	(LIBOR-1M	)	(43,000)	(26,407)	(3,074)
ECHO ENTERTAINMENT SWAP	GS	03/16/2016	LIBOR-1M		130,654	448,723	11,047
ENEVA SA EQUIT SWAP	GS	09/11/2015	(LIBOR-1M	)	(160,800)	(67,644)	45,862
EVOLUTION MINING SWAP	GS	01/27/2016	LIBOR-1M		351,230	211,265	62,836
FLEXIUM INTERCONNEC SWAP	GS	06/01/2016	LIBOR-1M		62,000	229,187	(8,384)
GENIUS ELECTRONIC SWAP	GS	06/01/2016	(LIBOR-1M	)	(62,000)	(177,517)	(344)
GENWORTH MTG INSUR SWAP	GS	06/02/2016	LIBOR-1M		22,456	60,636	(1,435)
GHCL LTD	GS	11/24/2015	LIBOR-1M		27,951	38,202	(4,184)
GREATEK ELECTRONICS INC	GS	06/01/2016	LIBOR-1M		43,000	57,684	(7)
GRUPO FIN SANTANDER SWAP	GS	03/25/2016	(LIBOR-1M	)	(187,700)	(408,384)	23,314
GRUPO FINANCIERO IN SWAP	GS	03/23/2016	(LIBOR-1M	)	(58,300)	(151,812)	11,054
HANJIN HEAVY SWAPS	GS	04/21/2016	(LIBOR-1M	)	(6,479)	(31,072)	(6,507)
HEALTH & LIFE SWAP	GS	06/01/2016	(LIBOR-1M	)	(32,000)	(34,327)	903
IMPALA PLATINUM SWAP	GS	06/06/2016	(LIBOR-1M	)	(32,803)	(325,804)	119,464
INDEPENDENCE GROUP SWAP	GS	05/05/2016	LIBOR-1M		23,023	100,586	4,881
INDIABULLS HOUSING FIN	GS	06/01/2016	LIBOR-1M		17,844	157,728	9,053
IPROPERTY GROUP LTD SWAP	GS	04/01/2016	(LIBOR-1M	)	(36,886)	(82,524)	9,193
ITALIAN THAI DEVSWAP	GS	03/23/2016	(LIBOR-1M	)	(177,191)	(49,043)	7,657
ITEQ CORP SWAP	GS	09/09/2015	LIBOR-1M		77,000	83,567	(18,165)
KALYANI STEELS LTD	GS	12/02/2015	LIBOR-1M		30,693	81,771	(17,525)
KAROON GAS AUSTARLIA SWAP	GS	09/10/2015	(LIBOR-1M	)	(69,574)	(231,404)	51,947
KGI SECURITIES ONE PLC	GS	04/14/2016	LIBOR-1M		1,004,402	123,045	(15,795)
KIWI INCOME PROPERTY SWAP	GS	09/10/2015	(LIBOR-1M	)	(71,356)	(71,285)	(6,632)
KOLAO HOLDINGS SWAP	GS	10/28/2015	(LIBOR-1M	)	(2,580)	(41,195)	(7,162)
KTB SECURITIES SWAP	GS	09/09/2015	(LIBOR-1M	)	(28,430)	(72,364)	(26,672)
LEAD DATA INC.SWAP	GS	06/01/2016	(LIBOR-1M	)	(150,000)	(69,854)	465
LI NING CO LTD SWAP	GS	09/09/2015	(LIBOR-1M	)	(7,500)	(4,821)	661
LOPEZ HOLDINGS CORP	GS	09/10/2015	LIBOR-1M		736,000	88,359	54,445
MACA LIMITEDSWAP	GS	01/07/2016	LIBOR-1M		174,663	127,535	3,763
MACRONIX INTL SWAP	GS	09/16/2015	(LIBOR-1M	)	(308,000)	(78,162)	3,349
MERIDIAN ENERGYLTD SWAP	GS	04/08/2016	LIBOR-1M		230,792	350,228	(17,106)
METCASH LTD SWAP	GS	09/10/2015	LIBOR-1M		596,525	1,065,914	(367,248)
NAMPAKSWAP	GS	03/07/2016	(LIBOR-1M	)	(52,925)	(194,739)	7,195
NAMYANGSWAPS	GS	09/09/2015	(LIBOR-1M	)	(133)	(103,204)	9,848
NEWSAT LTD SWAP	GS	09/24/2015	(LIBOR-1M	)	(78,029)	(18,134)	9,299
NIKO RESOURCES SWAP	GS	09/18/2015	(LIBOR-1M	)	(34,200)	(58,710)	46,146
NORTH MINING SHARES SWAP	GS	10/01/2015	(LIBOR-1M	)	(1,233,400)	(56,366)	(4,116)
NORTHAM PLATINUM SWAP	GS	11/23/2015	(LIBOR-1M	)	(32,980)	(103,806)	(40,730)
PALADIN ENERGY LIMITED	GS	02/12/2016	(LIBOR-1M	)	(16,902)	(5,058)	318
PEGATRON CORP SWAP	GS	09/09/2015	LIBOR-1M		245,000	505,081	220,365
PERENNIAL REALESTATE SWAP	GS	03/10/2016	(LIBOR-1M	)	(58,300)	(45,078)	(1,961)
PHYTOHEALTH CORP SWAP	GS	02/18/2016	(LIBOR-1M	)	(27,000)	(34,820)	10,917
POLARIS SOFTWARE LAB LIM	GS	06/01/2016	LIBOR-1M		55,557	128,427	8,989
POSCO PANTEC CO LTD SWAP	GS	09/09/2015	(LIBOR-1M	)	(13,003)	(52,713)	20,576
POWER FINANCE CORP	GS	06/01/2016	LIBOR-1M		93,139	388,054	1,498
PRIME MEDIA GROUP LTD	GS	12/10/2015	LIBOR-1M		41,842	30,872	(2,562)
RIOCAN REAL ESTATE SWAP	GS	04/21/2016	(LIBOR-1M	)	(2,400)	(52,385)	(6,393)
S.M.ENTERTAINMENT COSWAP	GS	04/13/2016	(LIBOR-1M	)	(2,499)	(80,513)	7,225
SAMPO CORPSWAP	GS	10/14/2015	LIBOR-1M		248,000	105,289	8,801
SAMSUNG DISPLAY DEV SWAP	GS	09/09/2015	(LIBOR-1M	)	(3,621)	(508,541)	103,356
SAPPHIRE TECHNOLOGY SWAP	GS	09/09/2015	(LIBOR-1M	)	(2,036)	(66,697)	31,609
SEEGENE INCS SWAP	GS	11/03/2015	(LIBOR-1M	)	(1,522)	(59,299)	8,490
SEOUL SECURITIES CO SWAP	GS	06/01/2016	(LIBOR-1M	)	(21,702)	(86,693)	(575)
SHANGDONG CHENMING PAPER	GS	01/14/2016	LIBOR-1M		211,700	114,728	52,708
SINO-AMERICANSWAP	GS	01/13/2016	(LIBOR-1M	)	(4,900)	(13,694)	(1,094)
SINTEX INDUSTRIES LTD	GS	11/25/2015	LIBOR-1M		154,188	260,464	8,634
SITRONIX TECHNOLOGY SWAP	GS	12/23/2015	LIBOR-1M		71,000	161,192	92,493
SRIKALAHASTHI PIPES LTD	GS	04/27/2016	LIBOR-1M		29,710	65,090	9,144
SYNDICATE BANK	GS	02/10/2016	LIBOR-1M		46,403	92,998	(20,451)
SYNTEC CONSTRUCTION PCL-F	GS	09/10/2015	LIBOR-1M		1,141,300	77,173	35,693
TAIWAN PCB EQUITY SWAP	GS	09/09/2015	LIBOR-1M		214,000	335,901	10,092
TK CORPORATION SWAP	GS	04/18/2016	(LIBOR-1M	)	(1,324)	(12,801)	120
TOPCO SCIENTIFIC COSWAP	GS	04/13/2016	LIBOR-1M		8,000	15,486	420
VUKILE PROPERTY FUND SWAP	GS	09/11/2015	(FEDEF-1D	)	(16,751)	(28,793)	1,153
WEMADE ENT CO LTDSWAP	GS	01/06/2016	(LIBOR-1M	)	(1,706)	(58,503)	(1,942)

Company Reference	Counterparty	Termination Date	Receive/ Pay		Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
WOODSIDE PETROLEUM SWAP	GS	04/01/2016	LIBOR-1M		24,768	681,540	$(1,942)
WUXI LITTLE SWAN CO-B	GS	03/14/2016	LIBOR-1M		61,400	112,904	58,291
YUNGSHIN GLOBALSWAP	GS	02/16/2016	LIBOR-1M		16,000	27,766	166
ZHEN DING TECHNOLOGY SWAP	GS	04/29/2016	LIBOR-1M		8,000	25,624	1,721
ZHONGSHENG GROUP SWAP	GS	01/12/2016	(LIBOR-1M	)	(53,500)	(51,721)	2,705
082740 KS EQUITY SWAP	MS	11/02/2015	FEDEF-1D		(6,006)	(33,683)	(5,123)
A. M. CASTLE & CO.	MS	08/14/2015	(LIBOR-1M	)	(16,900)	(60,671)	(5,577)
A. SCHULMAN INC.	MS	08/14/2015	LIBOR-1M		2,500	117,200	(11,075)
ABX AIR INC.	MS	08/14/2015	LIBOR-1M		3,300	30,723	33
ACACIA RESEARCH CORPORATION	MS	08/14/2015	(LIBOR-1M	)	(7,100)	(76,964)	(1,278)
ACCO BRANDS SWAP	MS	08/14/2015	LIBOR-1M		17,600	151,184	(12,672)
ACCURAY INC SWAP	MS	08/14/2015	(LIBOR-1M	)	(15,600)	(151,164)	24,336
ACCURIDE CORP SWAP	MS	08/14/2015	LIBOR-1M		11,700	53,820	(6,084)
ACETO CORP COM	MS	08/14/2015	(LIBOR-1M	)	(7,600)	(163,172)	15,884
ADRO ENERGY PT SWAP	MS	09/11/2015	FEDEF-1D		4,129,800	308,921	(28,068)
ADVANCED ENERGY INDS COM	MS	08/14/2015	LIBOR-1M		4,200	110,208	(7,476)
ADVANTAGE OIL & GAS LTD.	MS	08/14/2015	LIBOR-1M		9,100	51,233	5,096
AEGERION PHARM SWAP	MS	08/14/2015	(LIBOR-1M	)	(2,300)	(59,685)	6,187
AEROPOSTALE INC.	MS	08/14/2015	(LIBOR-1M	)	(19,200)	(67,008)	7,680
AFFIMED N V COM	MS	08/14/2015	LIBOR-1M		5,400	43,092	(432)
AFFYMETRIX INC.	MS	08/14/2015	LIBOR-1M		14,600	184,106	(7,008)
AG MORTGAGE INVESTMENT TR	MS	08/14/2015	LIBOR-1M		6,400	121,856	1,152
ALLIANCE HEALTHCARE SERVI	MS	08/14/2015	LIBOR-1M		3,000	72,990	(9,180)
ALMOST FAMILY INC.	MS	08/14/2015	LIBOR-1M		4,400	202,356	(11,924)
ALPHA AND OMEGA SEMICONDU	MS	08/14/2015	LIBOR-1M		13,400	115,910	(6,164)
ALTRA HOLDINGS INC.	MS	08/14/2015	(LIBOR-1M	)	(5,000)	(137,600)	5,750
AMERICAN REPROGRAPHICS CO	MS	08/14/2015	LIBOR-1M		4,500	40,905	(2,475)
AMERICAN RESIDENTIAL SWAP	MS	08/14/2015	(LIBOR-1M	)	(8,700)	(163,908)	696
AMERICAN SCIENCE AND ENGI	MS	08/14/2015	(LIBOR-1M	)	(2,600)	(129,896)	32,604
AMERICAN VANGUARD CORPORA	MS	08/14/2015	(LIBOR-1M	)	(10,400)	(129,064)	15,600
AMN HEALTHCARE SERVICES	MS	08/14/2015	LIBOR-1M		7,200	171,181	(6,949)
AMSURG CORP.	MS	08/14/2015	LIBOR-1M		600	38,604	(972)
ANACOR PHARMACEUTICALS I	MS	08/14/2015	(LIBOR-1M	)	(1,800)	(112,770)	17,928
ANGIE’S LIST INC.	MS	08/14/2015	(LIBOR-1M	)	(9,500)	(54,245)	(1,520)
APOLLO RESIDENTIAL MORTGA	MS	08/14/2015	LIBOR-1M		2,900	46,371	(377)
APPLIED MICRO CIRCUITS CO	MS	08/14/2015	(LIBOR-1M	)	(16,300)	(84,271)	(3,260)
ARDMORE SHIPPING LIMITED	MS	08/14/2015	(LIBOR-1M	)	(10,400)	(110,032)	(15,080)
ARRAY BIOPHARMA INC	MS	08/14/2015	(LIBOR-1M	)	(7,300)	(55,334)	9,709
ATRICURE INC.	MS	08/14/2015	(LIBOR-1M	)	(7,100)	(153,147)	(3,124)
ATTUNITY LTD.	MS	08/14/2015	(LIBOR-1M	)	(7,500)	(76,050)	(8,700)
AVID TECH SWAP	MS	08/14/2015	LIBOR-1M		7,400	120,620	(814)
AZTECA ACQUISITION CORPOR	MS	08/14/2015	(LIBOR-1M	)	(3,300)	(40,986)	(726)
BANCO LATINOAMERICANO DE	MS	08/14/2015	LIBOR-1M		2,600	87,152	(4,550)
BANCO PINE SA - PREF SHAR	MS	09/11/2015	LIBOR-1M		17,100	59,717	(18,706)
BANK PEMBANGUNAN SWAP	MS	09/11/2015	FEDEF-1D		1,396,000	91,735	4,889
BANNER CORPORATION	MS	08/14/2015	LIBOR-1M		3,000	137,910	(2,250)
BARRETT BUSINESS SERVICES	MS	08/14/2015	(LIBOR-1M	)	(1,900)	(82,441)	(2,052)
BASSETT FURNITURE INC	MS	08/14/2015	LIBOR-1M		4,100	133,414	(17,712)
BAZAARVOICE INC.	MS	08/14/2015	(LIBOR-1M	)	(8,200)	(47,888)	3,772
BBX CAPITAL CORPORATION	MS	08/14/2015	LIBOR-1M		2,500	46,625	(800)
BELLATRIX EXP SWAP	MS	08/14/2015	(LIBOR-1M	)	(10,000)	(26,900)	(4,500)
BENCHMARK ELECTRONICS INC	MS	08/14/2015	LIBOR-1M		3,400	83,368	(3,366)
BERKSHIRE HILLS BANCORP I	MS	08/14/2015	LIBOR-1M		3,700	102,305	1,332
BIG 5 SPORTING GOODS CORP	MS	08/14/2015	(LIBOR-1M	)	(4,200)	(53,676)	(3,612)
BILLABONG INTL SWAP	MS	09/11/2015	FEDEF-1D		(150,207)	(78,769)	(6,455)
BIM BIRLESIK MAGAZ. SWAP	MS	09/11/2015	FEDEF-1D		(20,858)	(385,266)	(7,877)
BIODELIVERY SCIENCES INTE	MS	08/14/2015	(LIBOR-1M	)	(3,100)	(29,884)	4,898
BIOSCRIP INCORPORATED	MS	08/14/2015	(LIBOR-1M	)	(17,500)	(91,700)	9,450
BLACK BOX NETWORK SERVICE	MS	08/14/2015	LIBOR-1M		1,500	30,720	(870)
BOINGO WIRELESS INC COM	MS	08/14/2015	(LIBOR-1M	)	(19,400)	(164,900)	4,656
BONANZA CREEK ENERGY INC	MS	08/14/2015	(LIBOR-1M	)	(1,200)	(31,932)	(1,140)
BOSTON PRIVATE FINANCIAL	MS	08/14/2015	LIBOR-1M		9,400	116,748	6,862
BRASKEM SA SWAP	MS	09/11/2015	LIBOR-1M		90,200	339,353	23,982
BRIGHTCOVE INC.	MS	08/14/2015	(LIBOR-1M	)	(7,600)	(51,300)	(1,292)
BSQUARE CORP COM NEW	MS	08/14/2015	LIBOR-1M		15,300	68,085	(3,519)
BUILD-A-BEAR WORKSHOP INC	MS	08/14/2015	LIBOR-1M		2,100	42,987	(4,284)
BURU ENERGY LTD	MS	09/11/2015	FEDEF-1D		(73,474)	(53,300)	16,056
CABOT MICROELECTRONICS CO	MS	08/14/2015	LIBOR-1M		1,700	83,606	(3,196)
CAIRN INDIA LTD	MS	09/10/2015	FEDEF-1D		50,815	206,312	(31,792)
CALAMP CORP.	MS	08/14/2015	(LIBOR-1M	)	(4,700)	(78,866)	(13,771)
CALAVO GROWERS INC.	MS	08/14/2015	LIBOR-1M		3,200	159,712	2,368
CAMBREX CORPORATION	MS	08/14/2015	LIBOR-1M		4,000	171,800	(17,840)
CAMPUS CREST COMMUNITIES	MS	08/14/2015	(LIBOR-1M	)	(10,500)	(71,400)	4,935
CAPITAL BANK FINANCIAL CO	MS	08/14/2015	(LIBOR-1M	)	(4,100)	(116,932)	5,740
CARRIAGE SERVICES INC.	MS	08/14/2015	(LIBOR-1M	)	(3,600)	(84,816)	(288)
CASH AMERICA INT’L SWAP	MS	08/14/2015	(LIBOR-1M	)	(4,800)	(123,264)	(1,152)
CASUAL MALE RETAIL GROUP	MS	08/14/2015	(LIBOR-1M	)	(20,100)	(99,897)	2,010
CEMPRA INC.	MS	08/14/2015	(LIBOR-1M	)	(2,400)	(89,472)	13,896
CENTRAL GARDEN & PET SWAP	MS	08/14/2015	LIBOR-1M		10,100	103,727	(4,747)
CENTURY BANCORP INC.	MS	08/14/2015	LIBOR-1M		1,300	51,480	(1,261)
CENTURY CASINOS INC	MS	08/14/2015	(LIBOR-1M	)	(16,900)	(90,922)	(2,028)
CERUS CORPORATION	MS	08/14/2015	(LIBOR-1M	)	(16,700)	(67,301)	(6,847)
CHANNELADVISOR CORPORATIO	MS	08/14/2015	(LIBOR-1M	)	(8,500)	(84,150)	(2,805)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2015
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/ Pay		Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
CHARLES RIVER CORPORATION	MS	08/14/2015	LIBOR-1M		5,300	167,851	$(13,091)
CHEFS WAREHOUSE HOLDINGS	MS	08/14/2015	(LIBOR-1M	)	(7,000)	(151,620)	24,150
CHEIL COMMUNICSWAPS	MS	11/02/2015	(LIBOR-1M	)	(18,288)	(394,197)	6,325
CHESAPEAKE UTILITIES CORP	MS	08/14/2015	LIBOR-1M		1,050	53,130	(2,961)
CHINA CORD BLOOD CORPORAT	MS	08/14/2015	LIBOR-1M		23,700	135,140	14,170
CHIPMOS TECHNOLOGIES LTD.	MS	08/14/2015	LIBOR-1M		3,300	80,289	(4,059)
CIBER INC.	MS	08/14/2015	LIBOR-1M		11,200	43,456	(3,920)
CITIZEN & NORTHERN SWAP	MS	08/14/2015	(LIBOR-1M	)	(4,200)	(87,486)	4,158
CITIZENS INC.	MS	08/14/2015	(LIBOR-1M	)	(10,600)	(63,706)	3,922
CITY HLDG CO COM	MS	08/14/2015	(LIBOR-1M	)	(2,200)	(103,620)	2,486
CLINICAL MICRO SENSORS I	MS	08/14/2015	(LIBOR-1M	)	(11,100)	(134,754)	28,194
CM FINANCE INC.	MS	08/14/2015	LIBOR-1M		10,000	138,900	100
CNINSURE INC SPONSORED AD	MS	08/14/2015	LIBOR-1M		16,100	140,714	47,656
COMMUNITY TRUST BANCORP	MS	08/14/2015	(LIBOR-1M	)	(3,000)	(99,510)	3,270
COMPUTER PROGRAMS SWAP	MS	08/14/2015	(LIBOR-1M	)	(1,800)	(95,706)	1,512
COMTECH TELECOMMUNICATION	MS	08/14/2015	LIBOR-1M		3,900	122,421	(9,711)
CONSTANT CONTACT INC.	MS	08/14/2015	LIBOR-1M		4,200	162,624	(16,254)
CONTANGO OIL & GAS COMPANY	MS	08/14/2015	(LIBOR-1M	)	(2,700)	(59,724)	(7,965)
CONTROL4 CORP SWAP	MS	08/14/2015	(LIBOR-1M	)	(9,800)	(119,266)	4,410
COVENANT TRANSPORT INC	MS	08/14/2015	LIBOR-1M		3,500	117,040	(10,395)
CRAFT BREW ALLIANCE INC.	MS	08/14/2015	(LIBOR-1M	)	(13,300)	(183,407)	8,512
CROCS INC COM	MS	08/14/2015	(LIBOR-1M	)	(12,700)	(157,607)	(10,033)
CSR LIMITEDSWAP	MS	09/11/2015	LIBOR-1M		70,547	210,120	13,928
CUI GLOBAL INC.	MS	08/14/2015	(LIBOR-1M	)	(22,500)	(127,350)	3,375
CULP INC	MS	08/14/2015	LIBOR-1M		3,700	98,050	(2,405)
D.G KHAN CEMENTSWAP	MS	09/10/2015	FEDEF-1D		140,500	134,797	55,534
DANAOS CORPORATION	MS	08/14/2015	LIBOR-1M		10,500	68,040	(4,830)
DATALINK CORP	MS	08/14/2015	LIBOR-1M		3,900	44,304	780
DATAWATCH CORPORATION	MS	08/14/2015	(LIBOR-1M	)	(19,600)	(137,984)	(5,292)
DATRON SYSTEMS INC	MS	08/14/2015	LIBOR-1M		5,300	192,072	(2,067)
DELTIC TIMBER CORP SWAP	MS	08/14/2015	(LIBOR-1M	)	(2,400)	(158,760)	5,160
DENNY’S CORPORATION SWAP	MS	08/14/2015	LIBOR-1M		5,300	63,600	(8,427)
DERMA SCIENCES INC	MS	08/14/2015	(LIBOR-1M	)	(12,100)	(96,921)	1,331
DIGIRAD CORPORATION	MS	08/14/2015	LIBOR-1M		7,700	36,960	(4,543)
DOUGLAS DYNAMICS LLC	MS	08/14/2015	LIBOR-1M		5,000	113,700	(4,950)
DREW INDUSTRIES INCORPORATION	MS	08/14/2015	LIBOR-1M		1,200	71,688	(3,684)
DUCOMMUN INCORPORATED	MS	08/14/2015	LIBOR-1M		2,300	73,186	(3,266)
DYNAMIC MATERIALS SWAP	MS	08/14/2015	(LIBOR-1M	)	(9,600)	(122,112)	(6,432)
E.SUN FINANCIAL HLDS SWAP	MS	09/10/2015	(LIBOR-1M	)	(66,000)	(46,288)	1,030
EDGEWATER TECHNOLOGY INC.	MS	08/14/2015	LIBOR-1M		10,500	74,445	(420)
EGAIN COMMUNICATIONS CORP	MS	08/14/2015	(LIBOR-1M	)	(13,700)	(47,813)	3,288
EHEALTH INC.	MS	08/14/2015	(LIBOR-1M	)	(4,800)	(52,080)	(6,768)
EL POLLO LOCO HLDGS INC C	MS	08/14/2015	LIBOR-1M		4,988	135,923	(5,337)
ELECTRO SCIENTIFIC INDUST	MS	08/14/2015	(LIBOR-1M	)	(8,400)	(50,652)	2,772
ELIZABETH ARDEN INC.	MS	08/14/2015	(LIBOR-1M	)	(6,400)	(95,424)	5,376
ENDOLOGIX INC SWAP	MS	08/14/2015	(LIBOR-1M	)	(6,200)	(109,120)	12,648
ENERGY RESOURCES OF AUST	MS	09/11/2015	FEDEF-1D		(51,046)	(63,141)	(271)
ENGILITY HOLDINGS INC.	MS	08/14/2015	LIBOR-1M		2,400	74,808	(7,920)
ENZO BIOCHEM INC.	MS	08/14/2015	LIBOR-1M		19,100	55,008	(1,528)
EPISTAR CORPSWAP	MS	09/10/2015	FEDEF-1D		(253,000)	(439,250)	52,002
EPLUS INC.	MS	08/14/2015	LIBOR-1M		2,000	165,300	620
ETHAN ALLEN INTERIORS INC	MS	08/14/2015	(LIBOR-1M	)	(2,800)	(69,202)	1,386
EXAR CORPORATION	MS	08/14/2015	(LIBOR-1M	)	(12,600)	(132,930)	8,568
EXTREME NETWORKS INC COM	MS	08/14/2015	(LIBOR-1M	)	(7,800)	(19,266)	(390)
F.N.B. CORPORATION	MS	08/14/2015	(LIBOR-1M	)	(2,300)	(24,978)	2,323
FABRINET	MS	08/14/2015	LIBOR-1M		2,200	41,206	(1,364)
FAMOUS DAVES SWAP	MS	08/14/2015	(LIBOR-1M	)	(2,000)	(57,620)	1,220
FARO TECHNOLOGIES INC SWAP	MS	08/14/2015	(LIBOR-1M	)	(900)	(40,962)	5,115
FAUJI FERTILIZER CO LTD	MS	09/10/2015	FEDEF-1D		138,400	159,490	34,394
FAUJI FERTILIZER CO SWAP	MS	09/10/2015	FEDEF-1D		44,100	58,495	3,154
FDC LTD EQUITY SWAP	MS	09/10/2015	FEDEF-1D		18,390	42,731	3,802
FEDERAL SIGNAL CORPORATION	MS	08/14/2015	LIBOR-1M		10,600	170,266	(3,634)
FEDERATED NATIONAL HLDG C	MS	08/14/2015	LIBOR-1M		3,000	93,030	(6,630)
FFC JORDAN FERTILIZE SWAP	MS	09/10/2015	FEDEF-1D		40,500	19,546	(35)
FIFTH STR SR FLOATNG RATE	MS	08/14/2015	(LIBOR-1M	)	(9,900)	(104,841)	(2,178)
FINANCIAL INSTITUTIONS IN	MS	08/14/2015	LIBOR-1M		3,000	69,390	1,260
FIRST BUSEY CORPORATION	MS	08/14/2015	LIBOR-1M		17,900	119,214	(7,518)
FIRST INTERSTATE BANCSYST	MS	08/14/2015	(LIBOR-1M	)	(6,100)	(171,776)	6,710
FIRST MERCHANTS CORPORATION	MS	08/14/2015	LIBOR-1M		5,200	122,304	(4,940)
FLOTEK INDUSTRIES SWAP	MS	08/14/2015	(LIBOR-1M	)	(5,900)	(101,421)	17,110
FLY LEASING LIMITED	MS	08/14/2015	(LIBOR-1M	)	(4,700)	(69,936)	517
FORESTAR GROUP INC COM	MS	08/14/2015	(LIBOR-1M	)	(8,900)	(140,976)	9,612
FORMFACTOR INC.	MS	08/14/2015	LIBOR-1M		19,200	180,914	(27,890)
FOX FACTORY HOLDINGS SWAP	MS	08/14/2015	(LIBOR-1M	)	(9,800)	(146,902)	(2,254)
FRANCESCA’S HOLDINGS CORP	MS	08/14/2015	(LIBOR-1M	)	(2,400)	(42,480)	1,848
FREIGHTCAR AMERICA INC.	MS	08/14/2015	LIBOR-1M		1,400	42,490	(5,964)
FREQUENCY ELEC SWAP	MS	08/14/2015	LIBOR-1M		2,300	33,235	(4,002)
FUTUREFUEL CORP.	MS	08/14/2015	(LIBOR-1M	)	(3,200)	(34,784)	—
GAIN CAPITAL HOLDINGS INC	MS	08/14/2015	LIBOR-1M		6,300	62,118	126
GENOMIC HEALTH INC	MS	08/14/2015	(LIBOR-1M	)	(1,500)	(46,395)	5,790
GEOSPACE TECHNOLOGIES COR	MS	08/14/2015	(LIBOR-1M	)	(2,200)	(40,524)	(6,996)
GIBRALTAR INDUSTRIES INC	MS	08/14/2015	LIBOR-1M		5,500	91,080	—
GLOBAL BRASS AND COPPER H	MS	08/14/2015	(LIBOR-1M	)	(6,700)	(103,984)	1,876

Company Reference	Counterparty	Termination Date	Receive/ Pay		Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
GLOBAL CASH ACCESS INC.	MS	08/14/2015	LIBOR-1M		22,000	171,518	$(8,718)
GLOBAL EAGLE ENTERTAINMEN	MS	08/14/2015	(LIBOR-1M	)	(7,900)	(103,095)	2,212
GLOBAL SHIP LEASE INC.	MS	08/14/2015	LIBOR-1M		8,200	43,378	410
GMR Infrastructure May15	MS	09/08/2015	†		(118)	(259,391)	3,808
GNERAL CABLE CORP SWAP	MS	08/14/2015	(LIBOR-1M	)	(8,500)	(151,980)	13,345
GREATBATCH INC.	MS	08/14/2015	LIBOR-1M		3,000	165,000	(3,240)
GSI GROUP INC.	MS	08/14/2015	LIBOR-1M		6,300	84,483	(819)
GUIDANCE SOFTWARE SWAP	MS	08/14/2015	(LIBOR-1M	)	(14,300)	(78,078)	(5,434)
GUJARAT STATE FERT SWAP	MS	09/10/2015	FEDEF-1D		57,644	89,524	(19,967)
HACKETT GROUP INC SWAP	MS	08/14/2015	LIBOR-1M		11,300	100,457	8,023
HARVARD BIOSCIENCE INC	MS	08/14/2015	LIBOR-1M		28,900	190,740	(30,345)
HEALTH INSURANCE INNOVATI	MS	08/14/2015	(LIBOR-1M	)	(9,000)	(69,120)	1,080
HERITAGE COMMERCE CORP.	MS	08/14/2015	LIBOR-1M		13,200	118,140	(528)
HERITAGE-CRYSTAL CLEAN IN	MS	08/14/2015	(LIBOR-1M	)	(2,500)	(33,575)	4,275
HESKA CORPORATION	MS	08/14/2015	LIBOR-1M		2,300	60,306	4,301
HIGHER ONE HOLDINGS INC.	MS	08/14/2015	LIBOR-1M		27,700	74,236	3,601
HOMEOWNERS CHOICE INC.	MS	08/14/2015	(LIBOR-1M	)	(1,300)	(60,970)	4,316
HOMEOWNERS CHOICE INC.	MS	08/14/2015	(LIBOR-1M	)	(400)	(18,781)	1,349
HOMETRUST BANCSHARES INC	MS	08/14/2015	(LIBOR-1M	)	(1,600)	(25,472)	448
HORSEHEAD HOLDING CORP.	MS	08/14/2015	(LIBOR-1M	)	(6,500)	(86,060)	(11,115)
HOVNANIAN ENTERPRISES IN	MS	08/14/2015	(LIBOR-1M	)	(28,800)	(103,392)	13,536
HYSTER-YALE MATERIALS SWA	MS	08/14/2015	(LIBOR-1M	)	(2,100)	(156,681)	2,667
ICU MEDICAL INC.	MS	08/14/2015	LIBOR-1M		1,000	91,430	(7,060)
IGI INC	MS	08/14/2015	(LIBOR-1M	)	(15,600)	(129,480)	50,232
IMPERVA INC.	MS	08/14/2015	(LIBOR-1M	)	(1,700)	(78,812)	1,258
INGLES MKTS INC CL A	MS	08/14/2015	LIBOR-1M		2,500	129,925	(25,275)
INNOLUX DISPLAY CORP SWAP	MS	09/10/2015	FEDEF-1D		864,000	402,760	44,937
INNOVATIVE SOL. SWAP	MS	08/14/2015	(LIBOR-1M	)	(9,000)	(33,930)	(990)
INSIGHT ENTERPRISES INC.	MS	08/14/2015	LIBOR-1M		6,100	174,033	549
INSMED INCORPORATED	MS	08/14/2015	(LIBOR-1M	)	(1,800)	(39,528)	3,456
INSTEEL INDUSTRIES INC.	MS	08/14/2015	LIBOR-1M		2,800	58,912	(2,184)
INTELIQUENT INC.	MS	08/14/2015	LIBOR-1M		8,000	135,600	16,480
INTERACTIVE INTELLIGENCE	MS	08/14/2015	(LIBOR-1M	)	(2,800)	(116,620)	(6,524)
INTERMOLECULAR INC.	MS	08/14/2015	(LIBOR-1M	)	(25,894)	(48,163)	1,813
INTERNAP NETWORK SERVICES	MS	08/14/2015	(LIBOR-1M	)	(6,700)	(70,819)	7,839
INVESTMENT TECHNOLOGY GROUP	MS	08/14/2015	LIBOR-1M		4,100	123,861	(7,052)
IROBOT CORP SWAP	MS	08/14/2015	(LIBOR-1M	)	(3,200)	(107,488)	3,744
ISLE OF CAPRI CASINOS IN	MS	08/14/2015	LIBOR-1M		12,700	186,182	(5,588)
JA SOLAR HOLDING CO. LTD	MS	08/14/2015	LIBOR-1M		13,400	135,206	(938)
Jaiprakash Associa May15	MS	09/08/2015	†		(141)	(370,362)	(189)
JUBILANT FOODWORKS May15	MS	09/08/2015	†		(39)	(223,469)	(6,681)
KEARNY FINANCIAL CORP.	MS	08/14/2015	(LIBOR-1M	)	(8,200)	(111,110)	1,722
KEMET CORP COM	MS	08/14/2015	LIBOR-1M		6,600	28,380	132
KNOLL INC COM NEW	MS	08/14/2015	LIBOR-1M		7,800	179,634	(2,028)
KNOT OFFSHORE PARTNERS LP	MS	08/14/2015	(LIBOR-1M	)	(8,000)	(86,080)	2,000
Kotak Mahindra Bk May15	MS	09/08/2015	†		(58)	(305,854)	(1,956)
KVH INDUSTRIES INC.	MS	08/14/2015	(LIBOR-1M	)	(9,700)	(143,560)	12,707
Larsen & Toubro May15	MS	09/08/2015	†		(6)	(39,586)	602
LATTICE SEMICONDUCTOR CORP	MS	08/14/2015	LIBOR-1M		12,100	78,771	(7,018)
LAYNE CHRISTENSEN COMPANY	MS	08/14/2015	(LIBOR-1M	)	(14,000)	(74,480)	(19,600)
LB FOSTER CO CL A SWAP	MS	08/14/2015	LIBOR-1M		2,300	103,293	(5,014)
LHC GROUP INC.	MS	08/14/2015	LIBOR-1M		1,900	66,006	(5,092)
LIBERTY HOLDINGS LTD SWAP	MS	09/11/2015	LIBOR-1M		34,857	390,647	114,773
LIFETIME BRANDS SWAP	MS	08/14/2015	(LIBOR-1M	)	(6,700)	(101,505)	4,020
LMI AEROSPACE INC.	MS	08/14/2015	(LIBOR-1M	)	(3,400)	(40,120)	1,734
LSB INDUSTRIES INC.	MS	08/14/2015	(LIBOR-1M	)	(2,000)	(80,820)	(4,000)
LUXFER HOLDINGS PLC	MS	08/14/2015	(LIBOR-1M	)	(6,000)	(77,640)	540
M/I HOMES INC.	MS	08/14/2015	(LIBOR-1M	)	(3,200)	(78,688)	6,496
MAGIC SOFTWARE ENTERPRISE	MS	08/14/2015	LIBOR-1M		13,400	88,172	(2,010)
MAGNACHIP SEMICONDUCTOR C	MS	08/14/2015	(LIBOR-1M	)	(17,800)	(97,722)	178
Mahindra &Mahindra May15	MS	09/08/2015	†		(54)	(250,698)	4,489
MAINSOURCE FINANCIAL GROUP	MS	08/14/2015	LIBOR-1M		1,400	27,622	(672)
MANNING & NAPIER SWAP	MS	08/14/2015	(LIBOR-1M	)	(11,900)	(155,890)	29,393
MARIN SOFTWARE INCORPORAT	MS	08/14/2015	(LIBOR-1M	)	(15,000)	(97,350)	6,750
MARKETO INC	MS	08/14/2015	(LIBOR-1M	)	(4,700)	(127,135)	(6,580)
MATRIX SERVICE INC.	MS	08/14/2015	LIBOR-1M		1,700	34,357	2,992
MATTERSIGHT CORP SWAP	MS	08/14/2015	(LIBOR-1M	)	(11,700)	(75,582)	(4,446)
MATTSON TECH SWAP	MS	08/14/2015	LIBOR-1M		28,600	106,964	(9,438)
MAUI LAND & PINE SWAP	MS	08/14/2015	(LIBOR-1M	)	(3,600)	(21,996)	1,584
MAXWELL TECHNOLOGIES INC.	MS	08/14/2015	(LIBOR-1M	)	(14,400)	(108,432)	27,792
MAXWELL TECHNOLOGIES INC.	MS	08/14/2015	(LIBOR-1M	)	(2,800)	(16,839)	1,159
MECURY COMPUTE	MS	08/14/2015	LIBOR-1M		4,500	68,715	(6,570)
MERCER INTERNATIONAL INC.	MS	08/14/2015	LIBOR-1M		12,400	187,488	(10,168)
MERGE HEALTHCARE SWAP	MS	08/14/2015	LIBOR-1M		31,000	165,230	(11,160)
MERIT MEDICAL SYSTEMS IN	MS	08/14/2015	LIBOR-1M		7,000	134,400	1,470
MESA LABORATORIES INC.	MS	08/14/2015	(LIBOR-1M	)	(900)	(66,681)	(9,720)
META FINANCIAL GROUP INC	MS	08/14/2015	LIBOR-1M		600	23,628	918
MGP INGREDIENTS INC.	MS	08/14/2015	LIBOR-1M		8,800	134,904	(11,352)
MIDSOUTH BANCORP INC.	MS	08/14/2015	LIBOR-1M		6,500	93,600	(9,295)
MIND CTI LTD SWAP	MS	08/14/2015	LIBOR-1M		10,200	30,906	(2,448)
MISONIX INC SWAP	MS	08/14/2015	LIBOR-1M		2,400	32,544	(1,272)
MITCHAM INDUSTRIES INC.	MS	08/14/2015	(LIBOR-1M	)	(7,100)	(33,015)	(1,775)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2015
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/ Pay		Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
MODINE MANUFACTURING COMP	MS	08/14/2015	LIBOR-1M		5,300	68,158	$(3,021)
MOSYS INC.	MS	08/14/2015	(LIBOR-1M	)	(18,800)	(41,360)	188
MOTECH INDUSTRIESSWAP	MS	09/10/2015	FEDEF-1D		(36,000)	(46,569)	204
MYERS INDUSTRIES INC.	MS	08/14/2015	(LIBOR-1M	)	(4,800)	(80,832)	3,216
NANOSTRING TECHNOLOGIES	MS	08/14/2015	(LIBOR-1M	)	(3,600)	(40,464)	(2,520)
NATIONAL BANK HOLDINGS CO	MS	08/14/2015	(LIBOR-1M	)	(7,500)	(140,025)	(2,475)
NATIONAL INTERSTATE CORPO	MS	08/14/2015	(LIBOR-1M	)	(1,600)	(45,696)	864
NATUS MEDICAL INC.	MS	08/14/2015	LIBOR-1M		4,100	161,868	(7,257)
NAVER CORPSWAP	MS	11/02/2015	FEDEF-1D		(570)	(382,483)	41,728
NCI LLC	MS	08/14/2015	LIBOR-1M		13,148	132,269	1,841
NEWPORT CORPORATION	MS	08/14/2015	LIBOR-1M		5,700	115,425	(6,726)
NN INC.	MS	08/14/2015	(LIBOR-1M	)	(4,900)	(118,471)	(4,813)
NOK AIRLINES EQUITY SWAP	MS	10/08/2015	(LIBOR-1M	)	(252,800)	(87,221)	(4,046)
NORTH AMERICAN ENERGY PAR	MS	08/14/2015	LIBOR-1M		48,000	145,440	(10,080)
NORTHFIELD BANCORP INC DE	MS	08/14/2015	(LIBOR-1M	)	(4,600)	(68,310)	1,932
NOVADAQ TECHNOLOGIES INC.	MS	08/14/2015	(LIBOR-1M	)	(5,900)	(93,102)	29,323
NTELOS HOLDINGS CORPORATI	MS	08/14/2015	(LIBOR-1M	)	(12,000)	(60,120)	(9,600)
NUMEREX CORP	MS	08/14/2015	(LIBOR-1M	)	(5,200)	(60,424)	3,276
NXSTAGE MEDICAL INC.	MS	08/14/2015	(LIBOR-1M	)	(2,500)	(46,250)	425
OFG BANCORP SWAP	MS	08/14/2015	(LIBOR-1M	)	(3,500)	(59,255)	9,940
OMEGA PROTEIN CORPORATION	MS	08/14/2015	LIBOR-1M		7,800	105,144	(5,460)
OMNICELL INC.	MS	08/14/2015	LIBOR-1M		4,900	176,792	(2,695)
OMNIVISION TECHNOLOGIES	MS	08/14/2015	LIBOR-1M		2,500	66,125	3,613
ONCOGENEX PHARMACEUTICALS	MS	08/14/2015	LIBOR-1M		11,200	26,432	(3,920)
ORASURE TECHNOLOGIES INC	MS	08/14/2015	LIBOR-1M		15,100	102,831	(7,701)
ORBOTECH LTD.	MS	08/14/2015	LIBOR-1M		8,100	144,099	1,296
ORCHID ISLAND CAPITAL INC	MS	08/14/2015	LIBOR-1M		7,100	99,116	(1,065)
ORCHIDS PAPER PRODUCTS CO	MS	08/14/2015	(LIBOR-1M	)	(2,600)	(66,222)	10,348
ORION ENERGY SYSTEMS SWAP	MS	08/14/2015	(LIBOR-1M	)	(5,800)	(19,024)	1,508
ORITANI FINANCIAL CORP.	MS	08/14/2015	LIBOR-1M		6,100	90,585	305
PACIFIC ETHANOL INC COM N	MS	08/14/2015	LIBOR-1M		9,000	103,680	3,960
PAKISTAN TELECOM CO LTD	MS	09/10/2015	FEDEF-1D		382,500	104,354	(23,322)
PAKISTAN TELECOM CO LTD	MS	09/10/2015	FEDEF-1D		109,500	27,793	(5,405)
PALADIN ENERGY LIMITED	MS	09/11/2015	FEDEF-1D		(283,826)	(94,360)	14,887
PARK-OHIO INDUSTRIES INC	MS	08/14/2015	LIBOR-1M		1,100	53,944	(2,981)
PATRICK INDUSTRIES INC.	MS	08/14/2015	LIBOR-1M		2,800	171,556	(3,388)
PC CONNECTION INC.	MS	08/14/2015	LIBOR-1M		6,200	163,370	(12,772)
PEERLESS MANUFACTURING CO	MS	08/14/2015	(LIBOR-1M	)	(21,600)	(99,576)	3,672
PEOPLES BANCORP INC.	MS	08/14/2015	LIBOR-1M		1,500	35,475	(690)
PERRY ELLIS INTERNATIONAL	MS	08/14/2015	LIBOR-1M		1,700	41,803	(1,139)
PHARMERICA CORPORATION	MS	08/14/2015	LIBOR-1M		5,300	150,467	1,431
PIPER JAFFRAY AND CO.	MS	08/14/2015	LIBOR-1M		2,800	151,816	(10,556)
POWELL INDUSTRIES INC.	MS	08/14/2015	(LIBOR-1M	)	(3,900)	(134,823)	5,382
POWERSECURE INTERNATIONAL	MS	08/14/2015	(LIBOR-1M	)	(4,800)	(61,392)	(1,536)
PREFERRED BANK	MS	08/14/2015	LIBOR-1M		2,000	56,540	(180)
PRIMORIS SVCS CORP SW	MS	08/14/2015	(LIBOR-1M	)	(3,700)	(71,828)	677
PROGENICS PHARMACEUTICALS	MS	08/14/2015	LIBOR-1M		(8,900)	(55,714)	11,659
PROS HOLDINGS INC.	MS	08/14/2015	(LIBOR-1M	)	(6,200)	(159,712)	21,886
PSIVIDA LIMITED	MS	08/14/2015	LIBOR-1M		6,800	28,560	(1,632)
QUAD/GRAPHICS INC.	MS	08/14/2015	LIBOR-1M		2,700	62,289	(4,131)
RADCOM LTD SWAP	MS	08/14/2015	LIBOR-1M		6,440	65,624	(2,190)
RADWARE LTD ORD	MS	08/14/2015	LIBOR-1M		7,300	162,133	10,658
RAIN INDUSTRIES LTDSWAP	MS	09/10/2015	FEDEF-1D		27,612	25,965	(6,077)
RALLY SOFTWARE DEVELOPMEN	MS	08/14/2015	(LIBOR-1M	)	(10,700)	(163,710)	8,988
RAVEN INDUSTRIES INC.	MS	08/14/2015	(LIBOR-1M	)	(5,200)	(108,992)	5,304
REACHLOCAL INC.	MS	08/14/2015	(LIBOR-1M	)	(15,100)	(43,186)	906
REED’S INC EQUITY SWAP	MS	08/14/2015	LIBOR-1M		6,700	35,309	(804)
REGIONAL MANAGEMENT CORPO	MS	08/14/2015	(LIBOR-1M	)	(10,500)	(150,675)	(18,900)
Reliance Comm May15	MS	09/08/2015	†		(143)	(283,433)	7,652
RENTRAK CORPORATION	MS	08/14/2015	(LIBOR-1M	)	(2,300)	(118,703)	9,683
REPUBLIC FIRST BANCORP IN	MS	08/14/2015	(LIBOR-1M	)	(7,500)	(25,500)	(1,500)
RESOURCES CONNECTION INC	MS	08/14/2015	LIBOR-1M		5,800	99,180	(7,772)
RETAILMENOT INC.	MS	08/14/2015	(LIBOR-1M	)	(8,300)	(151,143)	(1,411)
REX AMERICAN RESOURCES CO	MS	08/14/2015	LIBOR-1M		1,300	80,366	1,820
RICK’S CABARET INTERNATIO	MS	08/14/2015	LIBOR-1M		5,999	65,389	2,940
RIGNET INC. SWAP	MS	08/14/2015	(LIBOR-1M	)	(3,100)	(103,509)	(12,617)
ROCKY SHOES & BOOTS INC	MS	08/14/2015	LIBOR-1M		6,300	141,372	—
RODOBENS NEG IMOB SA	MS	09/11/2015	LIBOR-1M		9,100	43,700	(12,349)
ROSETTA STONE INC.	MS	08/14/2015	(LIBOR-1M	)	(12,700)	(100,584)	(5,588)
RTI BIOLOGICS INC.	MS	08/14/2015	LIBOR-1M		10,800	60,912	(432)
RURAL ELECTRIFICATIO SWAP	MS	09/10/2015	FEDEF-1D		75,764	385,896	(7,039)
RUTHS HOSPITALITY GROUP I	MS	08/14/2015	LIBOR-1M		11,300	177,377	(12,962)
S & T BANCORP INC.	MS	08/14/2015	LIBOR-1M		5,500	159,225	(11,275)
SAFEGUARD SCIENTIFIC SWAP	MS	08/14/2015	(LIBOR-1M	)	(3,100)	(56,518)	749
SAMSUNG DISPLAY DEV SWAP	MS	11/02/2015	FEDEF-1D		(121)	(12,509)	(971)
SANFILIPPO JOHN B & SON I	MS	08/14/2015	LIBOR-1M		700	32,669	3,738
SCHOLASTIC CORPORATION	MS	08/14/2015	(LIBOR-1M	)	(1,200)	(47,760)	(1,008)
SCICLONE PHARMACEUTICALS	MS	08/14/2015	LIBOR-1M		6,800	61,676	(6,120)
SCIENTIFIC GAMES CORPORATION	MS	08/14/2015	(LIBOR-1M	)	(4,300)	(51,987)	(2,494)
SCIQUEST INC	MS	08/14/2015	(LIBOR-1M	)	(2,700)	(43,740)	2,241
SEACHANGE INTERNATIONAL	MS	08/14/2015	(LIBOR-1M	)	(20,800)	(134,784)	(4,784)

Company Reference	Counterparty	Termination Date	Receive/ Pay		Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
SECURITY NATL FINL SWAP	MS	08/14/2015	LIBOR-1M		6,600	35,904	$2,442
SIAM GLOBAL HOUSESWAP	MS	10/08/2015	FEDEF-1D		(73,350)	(21,673)	(184)
SIGMA DESIGNS INC	MS	08/14/2015	LIBOR-1M		21,300	175,512	(5,325)
SILICON GRAPHICS INTERNAT	MS	08/14/2015	(LIBOR-1M	)	(6,500)	(61,555)	8,840
SILICON MOTION TECHNOLOGY	MS	08/14/2015	LIBOR-1M		3,000	96,600	(8,670)
SILVER SPRING NETWORKS IN	MS	08/14/2015	(LIBOR-1M	)	(10,100)	(94,435)	(3,737)
SILVERCREST ASSET SWAP	MS	08/14/2015	(LIBOR-1M	)	(3,800)	(56,430)	(2,812)
SIMULATIONS PLUS INC SWAP	MS	08/14/2015	LIBOR-1M		7,200	43,200	(1,080)
SINO-THAI ENGRSWAP	MS	10/08/2015	FEDEF-1D		(38,300)	(28,534)	4,108
SKULLCANDY INC.	MS	08/14/2015	LIBOR-1M		14,500	158,195	(1,450)
SKY-MOBI LIMITED	MS	08/14/2015	LIBOR-1M		12,400	51,772	8,182
SKYSTAR BIOPHARMACEUTICAL	MS	08/14/2015	LIBOR-1M		8,500	35,105	(1,530)
SOTHERLY HOTELS INC.	MS	08/14/2015	LIBOR-1M		6,600	50,160	4,224
SPARK NETWORK INC.	MS	08/14/2015	(LIBOR-1M	)	(13,800)	(55,890)	1,518
STAAR SURGICAL COMPANY	MS	08/14/2015	(LIBOR-1M	)	(18,300)	(159,759)	(2,196)
STAGE STORES INC	MS	08/14/2015	LIBOR-1M		7,100	156,342	(19,241)
STAMPS.COM INC	MS	08/14/2015	LIBOR-1M		2,200	146,938	(10,780)
STEALTHGAS INC.	MS	08/14/2015	(LIBOR-1M	)	(5,400)	(34,506)	(1,188)
STERLING CONSTRUCTION SWAP	MS	08/14/2015	(LIBOR-1M	)	(15,200)	(70,680)	3,952
STOCK BUILDING SUPPLY HOL	MS	08/14/2015	(LIBOR-1M	)	(7,200)	(143,784)	11,520
STONE ENERGY CORP COM	MS	08/14/2015	(LIBOR-1M	)	(9,400)	(158,672)	(1,786)
STRATTEC STRATEGY SWAP	MS	08/14/2015	(LIBOR-1M	)	(1,000)	(74,240)	(830)
SUPER MICRO COMPUTER INC	MS	08/14/2015	LIBOR-1M		3,500	123,620	(22,925)
SYKES ENTERPRISES INCORP	MS	08/14/2015	LIBOR-1M		6,200	153,668	1,518
SYNALLOY CORP SWAP	MS	08/14/2015	LIBOR-1M		1,900	27,721	342
SYNERGETICS SWAP	MS	08/14/2015	LIBOR-1M		35,500	192,410	(18,815)
SYNERGY RESOURCES CORPORA	MS	08/14/2015	(LIBOR-1M	)	(2,900)	(34,162)	(580)
TANGOE INC.	MS	08/14/2015	(LIBOR-1M	)	(10,700)	(147,018)	642
TECHTARGET INC.	MS	08/14/2015	LIBOR-1M		12,100	136,004	(5,082)
TEEKAY TANKERS LTD CL A	MS	08/14/2015	LIBOR-1M		12,100	76,230	—
TELECOMMUNICATION SYSTEMS	MS	08/14/2015	LIBOR-1M		41,100	149,193	(20,961)
TESARO INC.	MS	08/14/2015	(LIBOR-1M	)	(1,200)	(70,308)	4,944
TESCO CORP COM	MS	08/14/2015	(LIBOR-1M	)	(13,700)	(162,619)	(13,563)
TETRAPHASE PHARMACEUTICAL	MS	08/14/2015	(LIBOR-1M	)	(1,500)	(57,210)	4,290
THAI AIRWAYS - F SWAP	MS	10/08/2015	FEDEF-1D		(167,400)	(59,076)	(5,417)
THE BANCORP BANK	MS	08/14/2015	(LIBOR-1M	)	(11,000)	(99,770)	(7,370)
THE DIXIE GROUP INC	MS	08/14/2015	(LIBOR-1M	)	(14,300)	(146,432)	5,863
THE GORMAN-RUPP COMPANY	MS	08/14/2015	(LIBOR-1M	)	(3,800)	(106,270)	3,252
THE MARCUS CORPORATION	MS	08/14/2015	LIBOR-1M		8,500	179,605	(14,960)
THE MCCLATCHY COMPANY	MS	08/14/2015	LIBOR-1M		18,100	32,942	(7,783)
THE SPECTRANETICS CORPORATION	MS	08/14/2015	(LIBOR-1M	)	(4,700)	(163,983)	43,428
THORN GROUP LTD SWAP	MS	09/11/2015	LIBOR-1M		44,434	98,170	11,443
TOWER INTERNATIONAL INC.	MS	08/14/2015	LIBOR-1M		2,400	63,576	(1,512)
TRANSGLOBE ENERGY CORPORATION	MS	08/14/2015	(LIBOR-1M	)	10,900	45,017	4,578
TREE.COM EQUITY SWAP	MS	08/14/2015	(LIBOR-1M	)	(2,200)	(124,916)	3,850
TRICO BANCSHARES INC	MS	08/14/2015	(LIBOR-1M	)	(2,800)	(67,732)	2,436
TRINA SOLAR LIMITED	MS	08/14/2015	LIBOR-1M		4,000	49,240	(400)
TRIPLE-S MANAGEMENT CORPO	MS	08/14/2015	LIBOR-1M		6,000	119,880	(7,560)
TWIN DISC INCORPORATED	MS	08/14/2015	LIBOR-1M		7,800	136,908	3,414
U.S. AUTO PARTS NETWORK I	MS	08/14/2015	LIBOR-1M		33,300	71,262	(17,982)
UCP INC.	MS	08/14/2015	(LIBOR-1M	)	(16,600)	(150,728)	6,972
UFLEX LIMITED	MS	09/10/2015	FEDEF-1D		24,306	54,057	(5,973)
ULTRATECH INC.	MS	08/14/2015	(LIBOR-1M	)	(9,000)	(164,250)	(15,390)
UMH PROPERTIES INC.	MS	08/14/2015	(LIBOR-1M	)	(10,000)	(104,200)	3,500
UNIFI INC.	MS	08/14/2015	LIBOR-1M		4,600	165,646	(3,312)
UNITED INTERGRATED SRVCS	MS	09/10/2015	FEDEF-1D		96,000	92,201	20,717
UNITY BANCORP INC SWAP	MS	08/14/2015	LIBOR-1M		3,500	32,200	210
UNIVERSAL ELECTRONICS INC	MS	08/14/2015	LIBOR-1M		2,400	139,320	(9,864)
UNIVERSAL FOREST PRODUCTS	MS	08/14/2015	LIBOR-1M		1,400	74,802	2,646
US ECOLOGY INC SWAP	MS	08/14/2015	(LIBOR-1M	)	(4,000)	(197,040)	9,400
USA MOBILITY INC.	MS	08/14/2015	LIBOR-1M		3,500	72,905	(7,018)
VAALCO ENERGY INC.	MS	08/14/2015	LIBOR-1M		10,500	23,100	2,835
VANDA PHARMACEUTICALS INC	MS	08/14/2015	(LIBOR-1M	)	(2,500)	(23,925)	1,050
VASCO DATA SECURITY INTER	MS	08/14/2015	LIBOR-1M		4,700	111,484	7,990
VERA BRADLEY SWAP	MS	08/14/2015	(LIBOR-1M	)	(6,600)	(105,600)	11,616
VERASTEM INC.	MS	08/14/2015	(LIBOR-1M	)	(3,700)	(38,110)	7,400
VOCUS COMMUNICATION SWAP	MS	09/11/2015	FEDEF-1D		(12,129)	(58,582)	3,785
VSE CORPORATION	MS	08/14/2015	LIBOR-1M		1,100	89,078	(10,824)
WAHA CAPITAL PJSCSWAP	MS	09/11/2015	LIBOR-1M		417,054	295,395	(176)
WALKER & DUNLOP INC SWAP	MS	08/14/2015	LIBOR-1M		9,500	172,943	8,887
WAUSAU PAPER CORP.	MS	08/14/2015	(LIBOR-1M	)	(6,400)	(59,712)	64
WCI COMMUNITIES INC.	MS	08/14/2015	(LIBOR-1M	)	(7,800)	(185,094)	3,744
WESBANCO INC.	MS	08/14/2015	LIBOR-1M		3,200	104,544	(3,712)
WESTFIELD FINANCIAL INC	MS	08/14/2015	LIBOR-1M		21,800	172,994	(4,044)
WESTMORELAND COAL CO COM	MS	08/14/2015	(LIBOR-1M	)	(2,200)	(61,600)	(924)
WILLIAM LYON HOMES INC.	MS	08/14/2015	(LIBOR-1M	)	(3,700)	(90,428)	10,323
WILLIAMS CLAYTON ENERGY I	MS	08/14/2015	(LIBOR-1M	)	(1,300)	(71,201)	(1,170)
WINMARK CORPORATION	MS	08/14/2015	(LIBOR-1M	)	(1,400)	(119,000)	(7,014)
WINNEBAGO INDS INC COM	MS	08/14/2015	(LIBOR-1M	)	(5,000)	(104,150)	600
WIRELESS TELCOM SWAP	MS	08/14/2015	LIBOR-1M		9,600	23,328	(1,920)
WORLD ACCEPTANCE SWAP	MS	08/14/2015	(LIBOR-1M	)	(1,800)	(136,872)	(15,444)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
April 30, 2015
(unaudited)

Company Reference	Counterparty	Termination Date	Receive/ Pay		Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
WSFS FINANCIAL CORPORATIO	MS	08/14/2015	LIBOR-1M		900	67,086	$(3,033)
XO GROUP INC COM	MS	08/14/2015	LIBOR-1M		3,600	63,288	(4,752)
XOOM CORP SWAP	MS	08/14/2015	(LIBOR-1M	)	(6,900)	(104,535)	(17,388)
ZAGG INC.	MS	08/14/2015	LIBOR-1M		18,900	160,650	(3,213)
ZELTIQ AESTHETICS	MS	08/14/2015	(LIBOR-1M	)	(2,900)	(91,988)	2,959
ZUMIEZ INC.	MS	08/14/2015	LIBOR-1M		3,200	115,264	(13,792)

							$267,734

For the six-month period ended April 30, 2015, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the six-month period.

The open futures contracts held by the Fund at April 30, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
S&P 500 E-MINI	(25)	Jun-2015	$(14,911)
MSCI Emerging Market	70	Jun-2015	78,436
MSCI EAFE	45	Jun-2015	160,831
U.S. 10-Year Treasury Note	42	Jun-2015	(1,468)

			$222,888

For the six-month period ended April 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the six-month period.

Percentages are based on net assets of $462,868,452.

*	Non-income producing security.
‡	Real Estate Investment Trust
†	Terms not available.
(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(B)	All or a portion of this security is held as collateral for securities sold.
(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(D)	Rate not available.
(E)	The rate reported is the 7-day effective yield as of April 30, 2015.

ADR — American Depositary Receipt

BAML — Bank of America Merrill Lynch

Cl — Class

EAFE — Europe, Australasia and Far East

FEDEF — Federal Funds Effective Rate

GS — Goldman Sachs

LIBOR —London Interbank Offered Rate

LLC — Limited Liability Company

MS — Morgan Stanley

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

S&P — Standard & Poor’s

SEK — Swedish Krona

SPDR — Standard & Poor’s Depositary Receipts

SPX — S&P 500 Index Options

The following is a list of the inputs used as of April 30, 2015, in valuing the Fund’s investments carried at fair value

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$265,521,805	$—	$—	$265,521,805
Common Stock	89,434,058	—	—	89,434,058
U.S. Treasury Obligations	—	34,125,608	—	34,125,608
Preferred Stock	83,044	—	—	83,044
Warrant	—	31,170	—	31,170
Short-Term Investment	40,570,087	—	—	40,570,087

Total Investments in Securities	$395,608,994	$34,156,778	$—	$429,765,772

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stock	$73,377,645	$—	$—	$73,377,645
Registered Investment Companies	4,718,636	—	—	4,718,636
Rights	—	—	—	—
Warrants	—	—	—	—

Total Securities Sold Short Instruments	$78,096,281	$—	$—	$78,096,281

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options/Swaptions	$37,310	$—	$—	$37,310
Written Options/Swaptions	(1,292,018)	—	—	(1,292,018)
Total Return Swaps*
Appreciation	—	3,963,663	—	3,963,663
Depreciation	—	(3,695,929)	—	(3,695,929)
Futures*
Appreciation	239,267	—	—	239,267
Depreciation	(16,379)	—	—	(16,379)

Total Other Financial Instruments	$(1,031,820)	$267,734	$—	$(764,086)

* Swap contracts and futures are valued at the unrealized appreciation (depreciation) on the instrument.

For the six-month period ended April 30, 2015, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For the six-month period ended April 30, 2015, there were no Level 3 securities.

Amounts designated as $— are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS REAL ASSETS FUND
April 30, 2015
(unaudited)

Sector Weightings †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 31.4%
	Shares/ Face Amount	Value

OPEN-END FUNDS — 31.4%
AQR Risk-Balanced Commodities Strategy LV Fund, Cl R6	2,322,454	$15,792,689
PIMCO CommoditiesPlus Strategy, Cl Institutional	4,522,926	35,957,263

Total Registered Investment Companies (Cost $63,560,534)		51,749,952

U.S. TREASURY OBLIGATIONS — 31.2%
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/29	$1,185,082	1,740,774
3.625%, 04/15/28	986,836	1,392,596
3.375%, 04/15/32	165,298	242,600
2.500%, 07/15/16	801,996	842,441
2.500%, 01/15/29	1,235,384	1,578,975
2.375%, 01/15/25	3,032,135	3,687,361
2.375%, 01/15/27	832,203	1,029,266
2.125%, 02/15/40	646,152	855,193
2.125%, 02/15/41	594,866	794,146
2.000%, 01/15/16	212,870	218,208
2.000%, 01/15/26	804,175	955,523
1.750%, 01/15/28	1,187,635	1,392,594
1.625%, 01/15/18	78,429	83,735
1.375%, 07/15/18	293,892	315,245
1.375%, 01/15/20	602,419	652,966
1.375%, 02/15/44	1,121,954	1,303,308
1.250%, 07/15/20	1,383,033	1,504,156
1.125%, 01/15/21	1,652,420	1,777,901
0.750%, 02/15/42	1,288,075	1,288,075

U.S. TREASURY OBLIGATIONS — continued
	Face Amount/ Shares	Value

U.S. Treasury Inflation Protected Securities (continued)
0.750%, 02/15/45	$1,191,140	$1,196,166
0.625%, 07/15/21	140,593	147,765
0.625%, 01/15/24	3,144,631	3,293,510
0.625%, 02/15/43	1,889,333	1,829,553
0.375%, 07/15/23	2,516,482	2,592,173
0.250%, 01/15/25	1,486,500	1,505,545
0.125%, 04/15/16	473,209	479,013
0.125%, 04/15/17	2,852,239	2,913,072
0.125%, 04/15/18	5,207,022	5,331,095
0.125%, 04/15/19	2,339,016	2,392,559
0.125%, 04/15/20	887,044	904,013
0.125%, 01/15/22	1,249,657	1,264,302
0.125%, 07/15/22	714,483	725,535
0.125%, 01/15/23	2,921,554	2,945,747
0.125%, 07/15/24	2,141,156	2,153,200

Total U.S. Treasury Obligations (Cost $51,149,234)		51,328,311

COMMON STOCK — 30.3%
ENERGY — 29.3%
Antero Midstream Partners LP (A)	21,100	527,500
Buckeye Partners LP (A)	4,300	350,794
Columbia Pipeline Partners LP (A)	9,700	262,385
Crestwood Midstream Partners LP	16,252	257,919
DCP Midstream Partners LP (A)	40,300	1,644,240
Enbridge Energy Management LLC	67,274	2,483,756
Energy Transfer Equity LP (A)	35,200	2,346,432
Energy Transfer Partners LP (A)	63,093	3,645,520
EnLink Midstream Partners LP (A)	12,500	321,625
Enterprise Products Partners LP (A)	102,500	3,510,625
Equities Midstream Partners (A)	7,100	626,220
Global Partners LP (A)	10,000	401,400
Golar LNG Partners LP (A)	8,070	235,725
Hoegh LNG Partners LP (A)	4,300	93,310
Holly Energy Partners LP (A)	9,500	313,025
Kinder Morgan	119,001	5,111,078
KNOT Offshore Partners LP (A)	7,200	172,800
Magellan Midstream Partners (A)	10,000	835,000
MarkWest Energy Partners LP (A)	33,300	2,246,418
MPLX LP (A)	4,700	365,425
NuStar Energy LP (A)	1,700	114,206

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS REAL ASSETS FUND
April 30, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

ENERGY (continued)
NuStar GP Holdings LLC (A)	3,900	$152,295
ONEOK	29,900	1,438,190
ONEOK Partners LP (A)	14,850	622,957
Phillips 66	25,000	1,982,750
Phillips 66 Partners LP (A)	6,500	493,025
Plains All American Pipeline LP (A)	34,000	1,703,740
Plains GP Holdings, Cl A (A)	81,500	2,396,100
QEP Midstream Partners LP (A)	17,000	291,720
Seadrill Partners (A)	8,500	129,030
SemGroup, Cl A	11,050	930,299
Shell Midstream Partners LP (A)	5,600	225,064
Spectra Energy	12,300	458,175
Summit Midstream Partners LP (A)	9,500	336,775
Sunoco Logistics Partners LP (A)	25,100	1,113,436
Targa Resources	11,100	1,165,167
Targa Resources Partners LP (A)	13,400	608,896
Tesoro Logistics LP (A)	3,400	190,502
USD Partners (A)	10,200	148,002
Valero Energy Partners LP (A)	6,500	328,770
VTTI Energy Partners LP (A)	9,800	237,160
Western Gas Equity Partners LP (A)	8,100	526,419
Western Gas Partners LP (A)	32,000	2,332,480
Williams Companies	37,900	1,940,101
Williams Partners LP (A)	52,173	2,577,346

		48,193,802

FINANCIALS — 0.1%
InfraREIT ‡	6,300	196,497

UTILITIES — 0.9%
Abengoa Yield	19,100	647,681
Dominion Resources	1,000	71,680
NRG Yield, Cl A	14,000	688,800

		1,408,161

Total Common Stock (Cost $42,930,500)		49,798,460

SOVEREIGN DEBT — 2.0%
	Face Amount/ Number of Rights/ Shares		Value

Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond 0.750%, 04/15/18	EUR	183,796	$217,081
Deutsche Bundesrepublik Inflation Linked Bond 1.500%, 04/15/16	EUR	1,085,389	1,243,276
Italy Buoni Poliennali Del Tesoro
2.600%, 09/15/23	EUR	45,130	60,902
2.550%, 09/15/41	EUR	75,160	113,835
2.350%, 09/15/24 (B)	EUR	610,898	817,430
2.100%, 09/15/16	EUR	142,823	166,944
Mexican Udibonos 4.000%, 06/13/19	MXN	1,000,000	370,781
Spain Government Inflation Linked Bond 0.550%, 11/30/19 (B)	EUR	270,000	317,592

Total Sovereign Debt (Cost $3,717,895)			3,307,841

CORPORATE OBLIGATIONS — 0.2%
ENERGY — 0.2%
California Resources 6.000%, 11/15/24 (B)		$250,000	235,000
Midstates Petroleum 9.250%, 06/01/21		200,000	106,000

Total Corporate Obligations (Cost $424,410)			341,000

RIGHTS * — 0.0%
Kinder Morgan Escrow † (Cost $—)		49,280	—

SHORT-TERM INVESTMENT — 6.3%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (C) (Cost $10,349,585)		10,349,585	10,349,585

Total Investments — 101.4% (Cost $172,132,158)			$166,875,149

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS REAL ASSETS FUND
April 30, 2015
(unaudited)

WRITTEN OPTIONS/SWAPTIONS * — 0.0%
	Contracts	Value

Euro Currency, Expires 8/03/2015, Strike Price $1.15	(500,000)	$(5,856)
Swiss Franc Currency, Expires 8/28/2015, Strike Price $9.75	(1,150,625)	(5,582)

Total Written Options/Swaptions — 0.0% (Proceeds $13,106)		$(11,438)

PURCHASED OPTIONS/SWAPTIONS * — 0.0%
British Pound Sterling Currency, Expires 5/12/2015, Strike Price $1.455	737,500	$576
British Pound Sterling Currency, Expires 5/12/2015, Strike Price $1.55	737,500	9,541
Canadian Dollar Currency, Expires 6/15/2015, Strike Price $1.21	1,380,000	17,444
Euro Currency, Expires 5/11/2015, Strike Price $1.08	2,535,000	1,664
Euro Dollars, 1-Year Mid-Curve, Expires 7/10/2015, Strike Price $98.75	34	9,306
Euro Dollars, 1-Year Mid-Curve, Expires 6/12/2015, Strike Price $95.50	53	372
Norwegian Krone Currency, Expires 5/07/2015, Strike Price $8.60	1,075,000	1
Norwegian Krone Currency, Expires 5/07/2015, Strike Price $7.25	1,075,000	574
Norwegian Krone Currency, Expires 7/15/2015, Strike Price $7.00	1,020,000	2,850
Swedish Krone Currency, Expires 8/28/2015, Strike Price $7.80	1,075,000	5,479
Swedish Krone Currency, Expires 8/28/2015, Strike Price $8.25	515,000	1,357

Total Purchased Options/Swaptions — 0.0% (Cost $71,055)		$49,164

The open futures contracts held by the Fund at April 30, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
90-Day Euro$	(5)	Dec-2015	$(3,883)
90-Day Euro$	(33)	Dec-2017	(6,704)
Euro-Bobl	(1)	Jun-2015	456
Euro-BTP	(4)	Jun-2015	9,476
Euro-Bund	2	Jun-2015	(3,673)
Japanese 10-Year Bond	(3)	Jun-2015	(25,375)
U.S. 10-Year Treasury Note	29	Jun-2015	(17,884)
U.S. 2-Year Treasury Note	(4)	Jun-2015	(3,033)
U.S. 5-Year Treasury Note	21	Jun-2015	(4,447)
U.S. Ultra Long Treasury Bond	(19)	Jun-2015	41,980

			$(13,087)

For the six-month period ended April 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the six-month period.

A list of the outstanding forward foreign currency contracts held by the Fund at April 30, 2015, is as follows:

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Barclays Bank	7/21/15	MXN	5,752,000	USD	383,390	$10,687
Barclays Bank	6/16/15	USD	40,731	CAD	49,874	580
BNP Paribas	6/16/15	CAD	276,248	USD	230,000	1,185
BNP Paribas	6/15/15	JPY	33,412,758	USD	280,000	15
BNP Paribas	6/16/15	USD	280,000	CAD	340,524	2,055
BNP Paribas	6/15/15	USD	275,000	MXN	4,083,209	(9,751)
Citi	6/16/15	CAD	599,708	USD	495,000	(1,735)
Citi	5/5/15	EUR	145,000	USD	161,214	(1,611)
Citi	5/7/15	GBP	21,000	USD	(31,224)	(1,009)
Citi	6/16/15	USD	163,580	CAD	200,503	2,496
Deutsche Bank	6/16/15	CAD	716,346	USD	590,000	(3,346)
Deutsche Bank	5/5/15	EUR	90,000	USD	99,991	(1,072)
Deutsche Bank	5/14/15	GBP	70,000	USD	(108,469)	1,030
Deutsche Bank	6/16/15	USD	175,000	CAD	211,852	475
Deutsche Bank	5/5/15-5/14/15	USD	520,675	GBP	350,000	16,545
HSBC Bank	6/15/15	JPY	29,285,000	USD	245,942	546
JPMorgan	5/5/15	GBP	234,000	USD	(356,839)	(2,336)
Morgan Stanley	5/7/15	EUR	2,551,000	USD	2,780,292	(84,371)
Royal Bank of Canada	5/7/15	EUR	76,000	USD	81,676	(3,668)
Royal Bank of Canada	6/15/15	USD	602,934	JPY	73,031,968	9,043
Standard Charter Bank	5/5/15	EUR	910,000	USD	1,003,525	(18,338)
UBS	6/16/15	CAD	114,122	USD	95,000	474
UBS	5/5/15	EUR	1,420,000	USD	1,579,497	(15,059)
UBS	6/16/15	USD	50,690	CAD	62,130	772

						$(96,393)

For the six-month period ended April 30, 2015, the total amount of all open forward foreign currency contracts, as presented in the tables above, are representative of the volume of activity for this derivative type during the six-month period.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS REAL ASSETS FUND
April 30, 2015
(unaudited)

A list of the open swap agreements held by Fund at April 30, 2015, is as follows:

Interest Rate Swaps
							Swap Contracts, at Value
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount	Premiums Paid	Unrealized Appreciation (Depreciation)	Asset	Liability
Goldman Sachs	3M LIBOR	2.38%	04/24/45	$75,000	$2	$2,442	$2,444	$—
Goldman Sachs	3M LIBOR	2.39%	04/24/45	75,000	2	2,267	2,269	—
Goldman Sachs	3M LIBOR	2.423%	04/24/45	70,000	2	1,454	1,456	—
Goldman Sachs	3M LIBOR	2.421%	04/24/45	80,000	2	1,863	1,865	—
Goldman Sachs	3M LIBOR	3.06%	02/15/40	200,000	5	(45,260)	—	(45,255)
Goldman Sachs	3M LIBOR	3.04%	02/15/40	100,000	3	(11,015)	—	(11,012)
Goldman Sachs	3M LIBOR	2.62%	07/02/24	600,000	11	(33,309)	—	(33,298)

					$27	$(81,558)	$8,034	$(89,565)

For the six-month period ended April 30, 2015, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the six-month period.

Percentages are based on net assets of $164,568,854.

*	Non-income producing security.
†	Expiration date is unavailable.
‡	Real Estate Investment Trust
(A)	Security considered Master Limited Partnership. At April 30, 2015, this security amounted to $32,426,367 or 19.7% of Net Assets.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(C)	The rate reported is the 7-day effective yield as of April 30, 2015.

CAD — Canadian Dollar

Cl — Class

EUR — Euro

GBP — British Pound Sterling

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

JPY — Japanese Yen

MXN — Mexican Peso

USD — U.S. Dollar

The following is a list of the inputs used as of April 30, 2015, in valuing the Fund’s investments carried at market value

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$51,749,952	$—	$—	$51,749,952
U.S. Treasury Obligations	—	51,328,311	—	51,328,311
Common Stock	49,798,460	—	—	49,798,460
Sovereign Debt	—	3,307,841	—	3,307,841
Corporate Obligations	—	341,000	—	341,000
Rights	—	—	—	—
Short-Term Investment	10,349,585	—	—	10,349,585

Total Investments in Securities	$111,897,997	$54,977,152	$—	$166,875,149

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options/Swaptions	$49,164	$—	$—	$49,164
Written Options/Swaptions	(11,438)	—	—	(11,438)
Futures Contracts*	—	—	—	—
Appreciation	51,912	—	—	51,912
Depreciation	(64,999)	—	—	(64,999)
Forwards	—	—	—	—
Appreciation	—	45,903	—	45,903
Depreciation	—	(142,296)	—	(142,296)
Interest Rate Swaps	—	—	—	—
Appreciation	—	8,034	—	8,034
Depreciation	—	(89,565)	—	(89,565)

Total Other Financial Instruments	$24,639	$(177,924)	$—	$(153,285)

* Futures, forward foreign currency and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended April 30, 2015, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For the period ended April 30, 2015, there were no Level 3 securities.

Amounts designated as $— are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2015

STATEMENTS OF ASSETS AND LIABILITIES (unaudited)

	Global Public Equity Fund	Income Opportunities Fund	Public Alternatives Fund	Real Assets Fund
Assets:
Investments, at Value †	$858,152,728	$169,719,185	$429,765,772	$166,875,149
Foreign Currency, at Value ††	1,547,453	—	670,469	—
Receivable from Prime Broker	—	—	109,022,953	—
Cash	—	—	1	—
Receivable for Investment Securities Sold	6,263,162	742,383	8,007,877	28,881
Dividends and Interest Receivable	1,068,636	946,522	333,943	362,817
Reclaims Receivable	807,201	30,285	—	400
Unrealized Appreciation on Forward Foreign Currency Contracts	288,173	—	—	45,903
Receivable for Capital Shares Sold	239,083	82,736	1,103,821	90,889
Prepaid Expenses	9,901	5,460	7,232	5,430
Unrealized Appreciation on Spot Foreign Currency Contracts	3,988	—	—	46,879
Cash Pledged as Collateral for Futures Contracts	—	63,415	—	240,300
Purchased Option/Swaption Contracts, at Value †††	—	—	37,310	49,164
Variation Margin Receivable	—	4,500	527,378	16,481
Swap Contracts, at value	—	—	3,384,565	—

Total Assets	868,380,325	171,594,486	552,861,321	167,762,293

Liabilities:
Payable for Investment Securities Purchased	4,737,846	1,261,185	9,622,163	2,687,674
Investment Advisory Fees Payable — Note 6	477,339	43,228	272,147	65,441
Unrealized Depreciation on Forward Foreign Currency Contracts	258,673	—	—	142,296
Shareholder Servicing Fees Payable	71,826	14,123	39,292	13,263
Accrued Foreign Capital Gains Tax	71,566	—	—	—
Payable due to Administrator	47,680	9,268	25,791	8,835
Payable due to Trustees	14,556	3,151	8,247	2,985
Chief Compliance Officer Fees Payable	10,111	2,126	5,703	1,991
Management Fees Payable — Note 6	7,095	1,379	3,838	1,315
Payable due to Custodian	6,745	—	—	—
Unrealized Depreciation on Spot Foreign Currency Contracts	3,067	—	—	—
Payable for Capital Shares Redeemed	50	7	25	6
Written Option/Swaption Contracts, at Value †††††	—	—	1,292,018	11,438
Securities Sold Short, at Value ††††††	—	—	78,096,281	—
Swap Contracts, at Value †††††††	—	—	82,046	81,531
Variation Margin Payable	—	46,250	325,750	8,524
Stock Loan Fees Payable	—	—	131,634	—
Dividends Payable on Securities Sold Short	—	—	80,115	728
Foreign Currency Overdraft ††	—	—	—	81,750
Other Accrued Expenses	115,120	80,631	7,819	85,662

Total Liabilities	5,821,674	1,461,348	89,992,869	3,193,439

Net Assets	$862,558,651	$170,133,138	$462,868,452	$164,568,854

† Cost of Investments	$730,872,934	$172,560,373	$426,681,544	$172,132,158
†† Cost of Foreign Currency	1,529,075	—	693,892	(80,738)
††† Cost of Purchased Option/Swaption Contracts	—	—	146,121	71,055
††††† Proceeds from Written Option/Swaption Contracts	—	—	1,822,859	13,106
†††††† Proceeds from Securities Sold Short	—	—	82,024,722	—
††††††† Swap premiums received	—	—	3,034,785	27

NET ASSETS CONSIST OF:
Paid-in Capital	$695,253,514	$164,129,240	$442,590,654	$174,163,149
Undistributed (Distributions in Excess of) Net Investment Income	322,866	4,149,543	(153,807)	2,437,133
Accumulated Net Realized Gain (Loss) on Investments, Purchased Options/Swaptions, Written Options/Swaptions, Securities Sold Short, Futures, Swaps and Foreign Currency Transactions	39,789,095	4,953,245	12,553,835	(6,609,036)
Accumulated Foreign Capital Gains Tax on Appreciated Securities	(71,566)	—	—	—
Net Unrealized Appreciation (Depreciation) on Investments, Purchased Options/Swaptions, Written Options/Swaptions and Securities Sold Short	127,279,794	(2,841,188)	7,434,699	(5,277,232)
Net Unrealized Appreciation (Depreciation) on Futures Contracts	—	(254,685)	222,888	(13,087)
Net Unrealized Appreciation (Depreciation) on Swap Contracts	—	—	267,734	(81,558)
Net Unrealized Depreciation on Forward Foreign Currency Contracts and Foreign Currency Translations	(15,052)	(3,017)	(47,551)	(50,515)

Net Assets	$862,558,651	$170,133,138	$462,868,452	$164,568,854

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	67,007,615	16,211,649	43,989,368	17,901,870

Net Asset Value, Offering and Redemption Price Per Share	$12.87	$10.49	$10.52	$9.19

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
For the six months ended April 30, 2015

STATEMENTS OF OPERATIONS (unaudited)

	Global Public Equity Fund	Income Opportunities Fund	Public Alternatives Fund	Real Assets Fund
Investment Income
Dividends	$7,092,739	$1,179,953	$929,465	$511,697
Income Distributions from Registered Investment Companies	412,536	1,831,728	17,870,920	923,857
Interest	88,072	1,305,406	759,905	—
Less: Foreign Taxes Withheld	(365,363)	(6,112)	(56,457)	(328)

Total Investment Income	7,227,984	4,310,975	19,503,833	1,435,226

Expenses
Investment Advisory Fees — Note 6	2,736,444	256,769	1,586,542	385,105
Administration Fees — Note 5	275,349	55,171	151,907	51,903
Shareholder Servicing Fees — Note 5	202,490	40,570	111,703	38,166
Management Fees — Note 6	40,501	8,114	22,342	7,634
Trustees’ Fees	27,034	5,586	14,792	5,241
Chief Compliance Officer Fees	21,229	4,394	11,624	4,124
Custodian Fees	203,728	6,100	71,973	7,942
Legal Fees	41,887	8,623	32,931	8,087
Audit Fees	29,590	23,941	18,512	23,566
Transfer Agent Fees	28,680	16,437	21,773	16,365
Printing Fees	22,418	4,584	14,342	4,277
Registration Fees	12,742	4,918	7,167	5,237
Dividend Expense on Securities Sold Short — Note 2	—	—	778,685	—
Stock Loan Fees — Note 2	—	—	1,010,597	—
Insurance and Other Expenses	82,556	10,918	19,945	6,630

Total Expenses	3,724,648	446,125	3,874,835	564,277

Less:
Commission Recapture — Note 5	(8,518)	(2)	—	—

Net Expenses	3,716,130	446,123	3,874,835	564,277

Net Investment Income	3,511,854	3,864,852	15,628,998	870,949

Net Realized Gain (Loss) on:
Investments	39,932,682	1,792,044	10,029,663	(2,119,796)
Distributions from Registered Investment Companies	1,333,583	2,058,664	3,193,997	—
Securities Sold Short	—	—	(950,166)	—
Futures Contracts	—	1,021,599	21,787	(218,667)
Swap Contracts	—	—	(192,094)	(34,855)
Purchased Option/Swaption Contracts	—	—	473,048	(135,716)
Written Option/Swaption Contracts	—	—	287,757	48,497
Foreign Currency Transactions	1,219,919	(167,977)	121,185	548,622

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	6,935,772	(10,477,619)	(6,284,308)	(7,041,777)
Securities Sold Short	—	—	(355,022)	—
Futures Contracts	—	(423,277)	266,399	73,468
Swap Contracts	—	—	(444,759)	(64,350)
Purchased Option/Swaption Contracts	—	—	(817,903)	(20,663)
Written Option/Swaption Contracts	—	—	1,850,403	(2,277)
Foreign Currency Transactions	(443,020)	2,312	(47,271)	(91,769)

Net Realized and Unrealized Gain (Loss)	48,978,936	(6,194,254)	7,152,716	(9,059,283)

Net Increase (Decrease) in Net Assets Resulting from Operations	$52,490,790	$(2,329,402)	$22,781,714	$(8,188,334)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Global Public Equity Fund		Income Opportunities Fund
	Six-Months ended April 30, 2015 (unaudited)	Year ended October 31, 2014	Six-Months ended April 30, 2015 (unaudited)	Year ended October 31, 2014
Operations:
Net Investment Income	$3,511,854	$7,431,796	$3,864,852	$6,882,976
Net Realized Gain on Investments, Purchased Options/Swaptions, Written Options/Swaptions, Securities Sold Short, Futures Contracts, Swap Contracts and Foreign Currency Transactions	42,486,184	57,234,494	4,704,330	3,281,126
Net Change in Unrealized Appreciation (Depreciation) on Investments, Purchased Options/Swaptions, Written Options/Swaptions, Securities Sold Short, Futures Contracts, Swap Contracts and Foreign Currency Transactions	6,492,752	(7,187,433)	(10,898,584)	1,472,225

Net Increase (Decrease) in Net Assets Resulting from Operations .	52,490,790	57,478,857	(2,329,402)	11,636,327

Dividends and Distributions from:
Net Investment Income	(8,604,898)	(7,818,432)	(3,907,131)	(8,598,128)
Net Realized Gains	(58,054,993)	(29,997,748)	—	(2,636,524)
Return of Capital	—	—	—	(670,102)

Total Dividends and Distributions	(66,659,891)	(37,816,180)	(3,907,131)	(11,904,754)

Capital Share Transactions:
Issued	69,469,047	102,840,726	13,756,642	22,686,469
Reinvestment of Dividends	66,659,891	37,816,180	3,907,131	11,904,754
Redeemed	(62,124,001)	(89,835,946)	(4,471,533)	(15,351,946)

Net Increase in Net Assets from Capital Share Transactions	74,004,937	50,820,960	13,192,240	19,239,277

Total Increase in Net Assets	59,835,836	70,483,637	6,955,707	18,970,850

Net Assets:
Beginning of Period	802,722,815	732,239,178	163,177,431	144,206,581

End of Period	$862,558,651	$802,722,815	$170,133,138	$163,177,431

Undistributed Net Investment Income	$322,866	$5,415,910	$4,149,543	$4,191,822

Shares Issued and Redeemed:
Issued	5,577,631	7,996,942	1,311,829	2,075,173
Reinvestment of Dividends	5,421,403	3,058,395	379,181	1,098,321
Redeemed	(4,999,521)	(7,047,616)	(430,457)	(1,405,809)

Net Increase in Shares Outstanding from Share Transactions	5,999,513	4,007,721	1,260,553	1,767,685

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Public Alternatives Fund		Real Assets Fund
	Six-Months Ended April 30, 2015 (unaudited)	Year ended October 31, 2014	Six-Months Ended April 30, 2015 (unaudited)	Year ended October 31, 2014
Operations:
Net Investment Income	$15,628,998	$8,171,648	$870,949	$2,946,647
Net Realized Gain (Loss) on Investments, Purchased Options/Swaptions, Written Options/Swaptions, Securities Sold Short, Futures Contracts, Swap Contracts and Foreign Currency Transactions	12,985,177	6,978,707	(1,911,915)	(3,631,622)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Purchased Options/Swaptions, Written Options/Swaptions, Securities Sold Short, Futures Contracts, Swap Contracts and Foreign Currency Transactions	(5,832,461)	4,269,169	(7,147,368)	7,610,196

Net Increase (Decrease) in Net Assets Resulting from Operations .	22,781,714	19,419,524	(8,188,334)	6,925,221

Dividends and Distributions from:
Net Investment Income	(15,413,990)	(7,855,349)	(1,326,754)	(2,206,139)
Net Realized Gains	(4,112,032)	—	—	(1,009,802)
Return of Capital	—	—	—	(2,549,086)

Total Dividends and Distributions	(19,526,022)	(7,855,349)	(1,326,754)	(5,765,027)

Capital Share Transactions:
Issued	31,252,276	78,171,914	19,409,866	25,274,276
Reinvestment of Dividends	19,526,022	7,855,349	1,326,754	5,765,028
Redeemed	(21,238,574)	(20,694,245)	(2,794,317)	(9,659,644)

Net Increase in Net Assets from Capital Share Transactions	29,539,724	65,333,018	17,942,303	21,379,660

Total Increase in Net Assets	32,795,416	76,897,193	8,427,215	22,539,854

Net Assets:
Beginning of Period	430,073,036	353,175,843	156,141,639	133,601,785

End of Period	$462,868,452	$430,073,036	$164,568,854	$156,141,639

Undistributed (Distributions in Excess of) Net Investment Income	$(153,807)	$(368,815)	$2,437,133	$2,892,938

Shares Issued and Redeemed:
Issued	2,971,574	7,686,437	2,140,786	2,547,311
Reinvestment of Dividends	1,896,512	771,206	146,603	575,747
Redeemed	(2,039,831)	(2,031,712)	(307,943)	(962,930)

Net Increase in Shares Outstanding from Share Transactions	2,828,255	6,425,931	1,979,446	2,160,128

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS

FINANCIAL HIGHLIGHTS

For the six-months ended April 30, 2015 (unaudited) and year or period ended October 31,

For a share outstanding throughout the period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (including dividend expense, broker fees, interest on short sales and commission recapture)	Ratio of Expenses to Average Net Assets (including dividend expense, broker fees and interest on short sales, excluding commission recapture)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover†

Global Public Equity Fund
2015@	$13.16	$0.05	$0.75	$0.80	$(0.14)	$(0.95)	$—	$(1.09)	$12.87	6.52%	$862,559	0.92%	0.92%	0.87%	42%
2014	$12.85	$0.13	$0.85	$0.98	$(0.14)	$(0.53)	$—	$(0.67)	$13.16	7.96%	$802,723	0.94%	0.95%	0.97%	75%
2013	$10.22	$0.13	$2.59	$2.72	$(0.05)	$(0.04)	$—	$(0.09)	$12.85	26.84%	$732,239	0.97%	0.98%	1.11%	82%
2012#	$10.00	$0.01	$0.21	$0.22	$—	$—	$—	$—	$10.22	2.20%	$551,126	1.11%	1.11%	0.56%	17%

Income Opportunities Fund
2015@	$10.91	$0.25	$(0.42)	$(0.17)	$(0.25)	$—	$—	$(0.25)	$10.49	(1.51)%	$170,133	0.55%	0.55%	4.76%	10%
2014	$10.94	$0.48	$0.34	$0.82	$(0.60)	$(0.20)	$(0.05)	$(0.85)	$10.91	7.73%	$163,177	0.55%	0.55%	4.40%	17%
2013	$10.12	$0.51	$0.82	$1.33	$(0.51)	$— **	$—	$(0.51)	$10.94	13.42%	$144,207	0.50%	0.52%	4.76%	63%
2012#	$10.00	$0.06	$0.08	$0.14	$(0.02)	$—	$—	$(0.02)	$10.12	1.37%	$121,936	0.75%	0.75%	3.44%	0%

Public Alternatives Fund
2015@	$10.45	$0.37	$0.17	$0.54	$(0.37)	$(0.10)	$—	$(0.47)	$10.52	5.26%	$462,868	1.73%‡	1.73%	7.00%	73%
2014	$10.17	$0.21	$0.29	$0.50	$(0.22)	$—	$—	$(0.22)	$10.45	4.98%	$430,073	1.03%‡	1.03%	2.10%	153%
2013	$9.97	$0.06	$0.24	$0.30	$(0.10)	$—	$—	$(0.10)	$10.17	3.02%	$353,176	1.05%‡	1.05%	0.60%	109%
2012#	$10.00	$—	$(0.03)	$(0.03)	$—	$—	$—	$—	$9.97	(0.30)%	$312,444	1.38%‡	1.38%	(0.14)%	19%

Real Assets Fund
2015@	$9.81	$0.05	$(0.59)	$(0.54)	$(0.08)	$—	$—	$(0.08)	$9.19	(5.49)%	$164,569	0.74%	0.74%	1.14%	27%
2014	$9.71	$0.20	$0.28	$0.48	$(0.14)	$(0.07)	$(0.17)	$(0.38)	$9.81	4.94%	$156,142	0.74%	0.74%	1.96%	81%
2013	$10.05	$0.17	$(0.32)	$(0.15)	$(0.18)	$(0.01)	$—	$(0.19)	$9.71	(1.45)%	$133,602	0.78%	0.78%	1.78%	50%
2012#	$10.00	$0.04	$0.02	$0.06	$(0.01)	$—	$—	$(0.01)	$10.05	0.63%	$122,492	1.05%	1.05%	2.10%	7%

@	For the six-months ended April 30, 2015. All ratios for the period have been annualized.
#	The Funds commenced operations on August 30, 2012. All ratios for the period have been annualized.
*	Per share data calculated using average shares.
**	Amount represents less than $0.01.
†	Total return and portfolio turnover rates are for the period indicated and have not been annualized.
‡	Excluding dividend expense, broker fees, and interest on short sales, the ratio of expenses to average net assets would have been 0.93%, 0.63%, 0.67% and 0.84%, respectively.

Amounts designated as (“—”) are $0.00 or have been rounded to $0.00.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2015

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 54 funds. The financial statements herein are those of the Cornerstone Advisors Funds. The Cornerstone Advisors Funds include the Cornerstone Advisors Global Public Equity Fund (the “Global Public Equity Fund”), Cornerstone Advisors Income Opportunities Fund (the “Income Opportunities Fund”), Cornerstone Advisors Public Alternatives Fund (the “Public Alternatives Fund”), and Cornerstone Advisors Real Assets Fund (the “Real Assets Fund”) (each a “Fund” and collectively the “Funds”). The Funds commenced operations on August 30, 2012. Each of the Cornerstone Funds is classified as a non-diversified investment company under the 1940 Act. The Global Public Equity Fund seeks capital appreciation. The Income Opportunities Fund seeks current income. The Public Alternatives Fund seeks capital appreciation with lower correlation to traditional global fixed income and public equity markets. The Real Assets Fund seeks capital appreciation and, as a secondary objective, current income. The assets of each Fund are segregated, and a shareholders interest is limited to the Fund in which shares are held. The financial statements of the remaining funds of the Trust are presented separately.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The Funds are investment companies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long securities, and the most recent quoted ask price for securities sold short. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Equity Linked Notes (“ELN”) are valued daily at the mean price provided by the ELN’s counterparty. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized third-party independent pricing agents.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long positions and at the closing ask price for written options. Options not traded on a national securities exchange are valued at the last quoted bid price.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations.

All registered investment companies held in the Funds’ portfolios are valued at the published net asset value.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Cornerstone Advisors, Inc., (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2015

or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding a relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Global Public Equity Fund uses Interactive Data Pricing and Reference Data, Inc. (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. market after the close of the foreign market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Administrator and may request that a meeting of the Committee be held.

Securities for which market prices are not “readily available” are valued in good faith in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a Fair Value Pricing Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine its value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2015, there were no fair valued securities.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are as follows:

•	Level 1 Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, refer to the Schedules of Investments.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2015

For the year ended April 30, 2015, there have been no changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements. The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the 3 open tax year end, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

During the year ended April 30, 2015, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Security Transactions, Dividend and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date, interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis: (I) market value of investment securities, assets and liabilities at the current rate of exchange; and (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — The Funds will hedge currency exposure utilizing forward foreign currency contracts if deemed appropriate by the Adviser or sub-adviser(s). Currency hedging, if utilized, is done to protect the investment thesis for a given stock from being significantly undermined by dollar/foreign currency fluctuations when the Adviser or sub-adviser perceives currency risk to be high. All forward foreign currency contracts are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Additionally, the risk exists that losses could exceed amounts disclosed on the Schedules of Investments or the Statements of Assets and Liabilities.

Equity Linked Notes — The Funds may invest in hybrid equity securities, which usually convert into common stock at a date predetermined by the issuer. These securities generally offer a higher dividend yield than that of the common stock to which the security is linked. These instruments are issued by a company other than the one to which the security is linked and carry the credit of the issuer, not that of the underlying common stock. The securities’ appreciation is limited based on a predetermined final cap price at the date of the conversion. Risks of investing in these securities include, but are not limited to, a set time to capture the yield advantage, limited appreciation potential, decline in value of the underlying stock, and failure of the issuer to pay dividend or to deliver common stock at maturity.

Futures Contracts — The Income Opportunities Fund, Public Alternatives Fund and Real Assets Fund each utilized futures contracts during the year ended April 30, 2015. To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2015

cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of April 30, 2015, if applicable.

Options/Swaptions Written/Purchased — The Funds may invest in financial options contracts to add return or to hedge their existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When a Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. The risk in writing a call option/swaption is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option/swaption is that a Fund pays a premium whether or not the option/swaption is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, for written options/swaptions, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. The Public Alternatives Fund and Real Assets Fund had open option/swaption contracts as of April 30, 2015, as disclosed in the Funds’ Schedule of Investments.

Investments in REITs — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Master Limited Partnerships — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Funds intend to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2015

limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Securities Sold Short — As consistent with each Fund’s investment objectives, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. That Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, that Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover a Fund’s short positions. As of April 30, 2015, the Public Alternatives Fund had open short positions.

In accordance with the terms of its prime brokerage agreement, the Public Alternatives Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Public Alternatives Fund records these prime broker charges on a net basis as interest income or interest expense on securities sold short. In addition, the Public Alternatives Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividend expense on securities sold short.

Short sales are collateralized by cash deposits with the counterparty brokers, Goldman Sachs & Co. and Morgan Stanley & Co. LLC, and pledged securities held at the custodian, Citibank N.A. The collateral required is determined daily by reference to the market value on short positions.

The Public Alternatives Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis and is charged an interest expense at the Fed Funds Rate plus 200 basis points on the amount of any shortfall in the required cash margin. These amounts are disclosed as Receivable from Prime Broker on the Statements of Assets and Liabilities.

Swap Contracts — The Funds are authorized to enter into swap contracts, including interest rate swap contracts, for the purposes of managing a Fund’s interest rate duration, yield curve exposure and yield spread sensitivity. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered. Interest rate swaps involve the exchange by a Fund with another party of their respective commitment to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal.

Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate and Total Return swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2015

Periodic payments made or received are recorded as realized gains or losses. At year end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Funds may have open at year end.

Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swaps outstanding at year end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian. As of April 30, 2015, the Public Alternatives Fund and Real Assets Fund each have entered into swap contracts as shown on the Schedules of Investments.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds’ in the future, or requires increased fees, which could impair the Funds’ ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, they will not be able to implement their investment strategy. As of April 30, 2015 the Public Alternatives Fund swap agreements were with three counterparty’s and Real Assets Fund swap agreements were with one counterparty.

Expenses — Expenses that are directly related to the Funds are charged to the Funds. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Global Public Equity Fund and the Public Alternatives Fund will distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually. The Income Opportunities Fund and the Real Assets Fund will distribute their net investment income quarterly and make distributions of their net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

3. Derivative Transactions:

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the period. For Funds that held derivatives throughout the period with only one type of risk exposure, additional information can be found on the Schedules of Investments, Statements of Assets and Liabilities and the Statements of Operations.

The fair value of derivative instruments as of April 30, 2015, was as follows:

	Asset Derivatives			Liability Derivatives
	Six-Months Ended April 30, 2015			Six-Months Ended April 30, 2015
	Statement of Assets and Liability Location	Fair Value		Statement of Assets and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:
Public Alternatives Fund
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$239,267	*	Net Assets — Unrealized depreciation on futures contracts	$14,911	*
	Net Assets — Unrealized appreciation on swap contracts	3,963,663		Net Assets — Unrealized depreciation on swap contracts	3,695,929	†
	Purchased options/swaptions contracts, at Value	37,310		Written options/swaptions contracts, at Value	1,292,018
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	—	*	Net Assets — Unrealized depreciation on futures contracts	1,468	*

Total Derivatives not accounted for as hedging instruments		$4,240,240			$5,004,326

Real Asset Fund
Foreign exchange contracts	Unrealized appeciation on forward foreign currency contracts	$45,903		Unrealized depreciation on forward foreign currency contracts	$142,296
	Purchased options/swaptions contracts, at Value	49,164		Written options/swaptions contracts, at Value	11,438
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	51,912	*	Net Assets — Unrealized depreciation on futures contracts	64,999	*
	Net Assets — Unrealized appreciation on swap contracts	8,034	†	Net Assets — Unrealized depreciation on swap contracts	89,565	†

Total Derivatives not accounted for as hedging instruments		$155,013			$308,298

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
†	Includes cumulative appreciation (depreciation) of swap contracts as reported in the Schedule of Investments. Market value is reported within the Statement of Assets and Liabilities for swap contracts that have paid premiums and variation margin for centrally cleared swaps.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2015

The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2015, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options/ Swaptions	Written Options/ Swaptions	Total
Public Alternatives Fund
Equity contracts	$(149,277)	$—	$(192,094)	$473,048	$287,757	$419,434
Interest rate contracts	171,064	—	—	—	—	171,064
Total	$21,787	$—	$(192,094)	$473,048	$287,757	$590,498
Real Assets Fund
Foreign exchange contracts	$—	$773,885	$—	$(135,716)	$48,497	$686,666
Interest rate contracts	(218,667)	—	(34,855)	—	—	(253,522)
Total	$(218,667)	$773,885	$(34,855)	$(135,716)	$48,497	$433,144

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options/ Swaptions	Written Options/ Swaptions	Total
Public Alternatives Fund
Equity contracts	$275,605	$—	$(444,758)	$(817,903)	$1,850,403	$863,347
Interest rate contracts	(9,206)	—	—	—	—	(9,206)
Total	$266,399	$—	$(444,758)	$(817,903)	$1,850,403	$854,141
Real Assets Fund
Foreign exchange contracts	$—	$(143,983)	$—	$(18,963)	$(10,861)	$(173,807)
Interest rate contracts	73,468	—	(64,350)	(1,700)	8,584	16,002
Total	$73,468	$(143,983)	$(64,350)	$(20,663)	$(2,277)	$(157,805)

Written option and swaption transactions entered into during the six-month period ended April 30, 2015 are summarized as follows:

Fund	Written Options		Swaptions
Public Alternatives Fund	Number of Contracts	Premium
Balance as of October 31, 2014	540	$2,834,838
Written	3,159	12,004,672
Closing buys	(3,153)	(13,016,651)
Balance as of April 30, 2015	546	$1,822,859

Real Assets Fund	Number of Contracts	Premium	Notional Amount	Premium
Balance as of October 31, 2014	104	$19,797	$2,195,000	$35,014
Written	125	45,532	13,245,625	68,628
Expired	(152)	(37,207)	(7,260,000)	(37,791)
Closing buys	(77)	(28,122)	(6,370,000)	(52,745)
Balance as of April 30, 2015	—	$—	$1,810,625	$13,106

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to OTC transactions, the Funds have entered into master netting arrangements, established within the Fund’s ISDA master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds. The Public Alternatives Fund does not maintain master netting arrangements and is therefore not permitted to net its obligations.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2015

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

Public Alternative Fund

Type	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Collateral Received	Net Amount‡
Total return swaps**	$3,384,565	$(82,046)	$3,302,519	$—	$3,302,519
	$3,384,565	$(82,046)	$3,302,519	$—	$3,302,519

Type	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Collateral Pledged†	Net Amount
Total return swaps**	$82,046	$(82,046)	$—	$—	$—
Short sales	78,096,281	—	78,096,281	(78,096,281)	—
	$78,178,327	$(82,046)	$78,096,281	$(78,096,281)	$—

Real Assets Fund
Type	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Collateral Received	Net Amount
Interest rate swaps	$8,034	$(8,034)	$—	$—	$—
	$8,034	$(8,034)	$—	$—	$—

Type	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Collateral Pledged	Net Amount‡
Interest rate swaps	$89,565	$(8,034)	$81,531	$—	$81,531
	$89,565	$(8,034)	$81,531	$—	$81,531

**	Amounts presented represent unrealized appreciation/(depreciation) on total return swap in the capital section of the Statement of Assets and Liabilities. The Statement of Assets and Liabilities also includes amounts for market value and premiums paid on fully funded total return swap contracts.
†	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
‡	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

4. Transactions with Affiliates:

Certain officers and a trustee of the Trust are also officers of the Administrator, a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and trustee are paid no fees by the Trust.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

5. Administration, Distribution, Commission Recapture, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2015

depending on the number of share classes and the average daily net assets of the Fund. For the six-month period ended April 30, 2015, the Funds paid $275,349 in the Global Public Equity Fund, $55,171 in the Income Opportunities Fund, $151,907 in the Public Alternatives Fund and $51,903 in the Real Assets Fund for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Funds and the Distributor are parties to a Commission Recapture Agreement. The Funds direct certain fund trades to the Distributor, via a network of executing brokers, who pays a portion of the Fund’s expenses. Under this arrangement, the Global Public Equity Fund and the Income Opportunities Fund had expenses reduced by $8,518 and $2, respectively, which was used to pay operating expenses. This amount is labeled as “Commission Recapture” on the Statement of Operations.

The Funds have each adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.05% based on the Fund’s average daily net assets. The funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Funds’ shareholders.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

BBH acts as custodian (the “Custodian”) for the Funds. Prior to April 6, 2015, Citibank, N.A. was the custodian. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6. Investment Advisory Agreement:

The Adviser serves as the overall investment adviser to the Funds. The Adviser continuously monitors the performance of various investment sub-advisers to the Funds. Although the Adviser advises the Board of Trustees with regard to investment matters, the Adviser does not make the day-to-day investment decisions for the Funds except for allocating Fund assets directly to affiliated and unaffiliated open-end funds, closed-end funds, unregistered funds (including hedge funds) and exchange-traded funds (“Underlying Funds”). The Adviser is, however, responsible for establishing and/or rebalancing allocation of the Funds’ assets among strategies and sub-advisers and/or Underlying Funds. Each of the Funds is authorized by the Board of Trustees to operate on a “multi-manager” basis. This means that a single Fund may be managed by one or more sub-advisers. The Adviser may, from time to time, reallocate the assets of a multi-manager Fund among the sub-advisers that provide portfolio management services to the Fund when it believes that such action would be appropriate to achieve the overall objectives of the particular Fund. Pursuant to an investment advisory agreement between the Funds and the Adviser, the Adviser receives an annual fee of 0.01% of each of the Fund’s average net assets. The fees that the Adviser receives are labeled as “Management Fees” on the Statements of Operations. In addition to the fee payable by each Fund to the Adviser, each of the Funds pays a fee directly to its sub-adviser(s). For each Fund, the sub-advisers receive a fee based on the specified percentage of that portion of the Fund’s assets allocated to that sub-adviser. The fees that each sub-adviser receives directly are labeled as “Investment Advisory Fees” on the Statements of Operations.

As of April 30, 2015, the Adviser has entered into investment sub-advisory agreements with the following parties:

Global Public Equity Fund
Acadian Asset Management LLC
Allianz Global Investors Capital LLC
Chautauqua Capital Management, LLC
ClariVest Asset Management LLC
Cramer Rosenthal McGlynn LLC
Driehaus Capital Management LLC — Emerging Markets Growth
Driehaus Capital Management LLC — International Small Cap Growth
Fairpointe Capital LLC
Harris Associates LP
LSV Asset Management — Global Concentrated
LSV Asset Management — Micro Cap
Marsico Capital Management LLC
Numeric Investors LLC
Parametric Portfolio Associates LLC
Phocas Financial Corporation
Thornburg Investment Management Inc.

Income Opportunities Fund
OFI SteelPath, Inc.
Strategic Income Management LLC

Public Alternatives Fund
AJO, LP
AlphaSimplex Group, LLC
ClariVest Asset Management LLC
Numeric Investors LLC
Wells Fargo Portfolio Risk Advisors

Real Assets Fund
BlackRock Financial Management LLC
Kayne Anderson Capital Advisors LP

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2015

7. Investment Transactions:

The cost of security purchases and proceeds from security sales, other than short-term securities, short sales and purchases to cover for the six-month period ended April 30, 2015, were as follows:

	Purchases	Sales and Maturities	U.S. Government Purchases	U.S. Government Sales and Maturities
Global Public Equity Fund	$352,921,924	$332,810,207	$—	$—
Income Opportunities Fund	30,569,649	16,119,627	—	—
Public Alternatives Fund	152,707,645	140,581,492	35,915,173	35,289,124
Real Assets Fund	35,351,217	25,920,774	18,740,218	13,897,858

The cost of short sales and purchases to cover for the six-month period ended April 30, 2015, were as follows:

	Purchases	Sales and Maturities	U.S. Government Purchases	U.S. Government Sales and Maturities
Public Alternatives Fund	$94,447,409	$93,940,041	$—	$—

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

The tax character of dividends and distributions declared during the fiscal years ended October 31, 2014 and October 2013, were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Global Public Equity Fund
2014	$29,735,214	$8,080,967	—	$37,816,181
2013	5,039,998	—	—	5,039,998
Income Opportunities Fund
2014	$8,610,068	$2,624,584	$670,102	$11,904,754
2013	6,479,214	—	—	6,479,214
Public Alternatives Fund
2014	$7,855,349	—	—	$7,855,349
2013	160,192	—	—	160,192
Real Assets Fund
2014	$2,583,574	$632,367	$2,549,086	$5,765,027
2013	2,501,688	37,174	—	2,538,862

As of October 31, 2014, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistri buted Ordinary Income	Undistri buted Long- Term Capital Gain	Current Year Late- Year Loss Deferral	Capital Loss Carry forwards Short -Term	Unrea lized Appre ciation	Other Temp orary Differ ences	Total Distri butable Earnings
Global Public Equity Fund	$15,998,529	$48,890,519	$—	$—	$117,091,407	$(506,217)	$181,474,238
Income Opportunities Fund	—	—	—	—	12,250,354	(9,923)	12,240,431
Public Alternatives Fund	—	4,108,007	(219,164)	—	12,487,180	646,083	17,022,106
Real Assets Fund	—	—	—	(3,761,146)	4,006,677	(324,738)	(79,207)

For Federal income tax purposes, capital losses may be carried forward and applied against future capital gains. Net capital losses earned may be carried forward indefinitely and must retain the character of the original loss. The Real Assets Fund has a total of $3,761,146 of short-term capital losses that may be carried forward indefinitely. The Public Alternatives Fund utilized $1,214,208 of short-term capital losses to offset capital gains during the fiscal year.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2015

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, excluding securities sold short, held by the Funds at April 30, 2015, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Public Equity Fund	$730,872,934	$150,726,277	$(23,446,483)	$127,279,794
Income Opportunities Fund	172,560,373	9,876,318	(12,717,506)	(2,841,188)
Public Alternatives Fund	426,681,544	17,338,655	(14,254,427)	3,084,228
Real Assets Fund	172,132,158	8,363,258	(13,620,267)	(5,257,009)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on securities sold short held by the Funds at April 30, 2015, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Public Alternatives Fund	$82,024,722	$8,513,577	$(4,585,136)	$3,928,441

9. Concentration of Risk:

In the normal course of business, the Global Public Equity Fund, the Income Opportunities Fund, the Public Alternatives Fund, and the Real Assets Fund, invest substantially in underlying funds that are comprised of fixed income and equity securities in specific industries and that may engage in short selling activities, writing option contracts, and equity swaps, and therefore, the Funds may be affected by events in these industries. The Funds’ Prospectus provides a description of concentration and risk associated with the different investments in the underlying funds.

10. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11. Other:

At April 30, 2015, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
Global Public Equity Fund	1	100%
Income Opportunities Fund	1	100%
Public Alternatives Fund	1	100%
Real Assets Fund	1	100%

12. Recent Accounting Pronouncement

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Funds for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (NAV) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

13. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2015

DISCLOSURE OF FUND EXPENSES (unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2014 to April 30, 2015).

The table below illustrates your Fund’s costs in two ways:

Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The Expenses Paid During Period column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the Ending Account Value number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under Expenses Paid During Period.”

Hypothetical 5% return. This section helps you compare your Funds costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the Expense Paid During Period column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes NOT your Fund’s actual return, the account values shown do not apply to your specific investment.

	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Annualized Expense Ratios	Expenses Paid During Period*
Cornerstone Advisors Global Public Equity Fund

Actual Fund Return	$1,000.00	$1,065.20	0.92%	$4.71
Hypothetical 5% Return	$1,000.00	$1,020.23	0.92%	$4.61
Cornerstone Advisors Income Opportunities Fund

Actual Fund Return	$1,000.00	$984.90	0.55%	$2.71
Hypothetical 5% Return	$1,000.00	$1,022.07	0.55%	$2.76
Cornerstone Advisors Public Alternatives Fund (1)

Actual Fund Return	$1,000.00	$1,052.60	1.73%	$8.80
Hypothetical 5% Return	$1,000.00	$1,016.22	1.73%	$8.65
Cornerstone Advisors Real Assets Fund

Actual Fund Return	$1,000.00	$945.10	0.74%	$3.57
Hypothetical 5% Return	$1,000.00	$1,021.12	0.74%	$3.71

* Expenses are equal to the Funds annualized expense ratio, (including dividend expense and brokerage fees on short sales(1)), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the commencement of operations period shown.)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2015

BOARD CONSIDERATIONS IN APPROVING SUB-ADVISORY AGREEMENTS (unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Cornerstone Advisors Global Public Equity Fund’s (the “Fund”) sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board or the Trustees”) of The Advisors Inner Circle Fund (the “Trust”) who are not parties to the agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on November 17, 2014 to decide whether to approve the following agreements (the “Agreements”) for initial two-year terms:

•	the Sub-Advisory Agreement between the Adviser and Chautauqua Capital Management, LLC (“Chautauqua”) on behalf of the Fund; and

•	the Sub-Advisory Agreement between the Adviser and ClariVest Asset Management, LLC (“ClariVest”, and, together with Chautauqua, the “Sub-Advisers”) on behalf of the Fund.

In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Advisers furnish information necessary to evaluate the terms of the Agreements. The Trustees used this information, as well as other information that the Adviser, the Sub-Advisers and other service providers of the Fund presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreements for initial two-year terms.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Advisers and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Sub-Advisers; (ii) the Sub-Advisers’ investment management personnel; (iii) the Sub-Advisers’ operations; (iv) the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed advisory fees to be paid to the Sub-Advisers and overall fees and operating expenses; (vi) the Sub-Advisers’ compliance systems; (vii) the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (viii) the Sub-Advisers’ investment experience; (ix) the Adviser’s rationale for recommending the Sub-Advisers; and (x) the Sub-Advisers’ performance in managing similar accounts.

Representatives from the Adviser and the Sub-Advisers, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Sub-Advisers’ services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser and the Sub-Advisers.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Advisers and other service providers of the Fund, approved the Agreements. In considering the approval of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Sub-Advisers; and (ii) the fees to be paid to the Sub-Advisers, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Sub-Advisers

In considering the nature, extent and quality of the services to be provided by the Sub-Advisers, the Board reviewed the portfolio management services to be provided by the Sub-Advisers to the Fund, including the quality and continuity of the Sub-Advisers’ portfolio management personnel and the resources of the Sub-Advisers. The Trustees reviewed the terms of the proposed Agreements. The Trustees considered that the Adviser would supervise and monitor the performance of the Sub-Advisers. The most recent investment adviser registration forms (Form ADV) for the Sub-Advisers were provided to the Board, as were the responses of the Sub-Advisers to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers proposed to be primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Sub-Advisers such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Sub-Advisers would be satisfactory.

Costs of Advisory Services

In considering the advisory fees payable by the Fund to the Sub-Advisers, the Trustees reviewed, among other things, a report of the proposed advisory fees to be paid to the Sub-Advisers. The Trustees also reviewed pro forma fee and expense information. The

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2015

Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Sub-Advisers. The Board also considered the Sub-Advisers’ commitment to managing the Fund.

Because the Sub-Advisers are new to the Fund and have not managed Fund assets, they did not yet have an investment performance record with respect to the Fund and it was not possible to determine the profitability that the Sub-Advisers might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Sub-Advisers as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Sub-Advisers’ investment performance with respect to the Fund, the Sub-Advisers’ profitability, or the extent to which economies of scale would be realized by the Sub-Advisers as the assets of the Fund grow, but will do so during future considerations of the Agreements.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Agreements, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreements for initial terms of two years. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Cornerstone Advisors Funds

c/o DST Systems, Inc.

P.O. Box 219009

Kansas City, MO 64121-9009

1-888-762-1442

Investment Adviser

Cornerstone Advisors, Inc.

225 108th Avenue NE, Suite 400

Bellevue, Washington 98004-5782

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis, Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: June 26, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: June 26, 2015